Schedule of Investments
Invesco AAA CLO Floating Rate Note ETF (ICLO)
January 31, 2025
(Unaudited)

	Principal Amount	Value
Asset-Backed Securities-102.22%
522 Funding CLO Ltd.
Series 2019-5A, Class BR, 6.15% (3 mo. Term SOFR + 1.85%), 04/15/2035(a)(b)	$500,000	$501,078
Series 2020-6A, Class A1R2, 5.49% (3 mo. Term SOFR + 1.20%), 10/23/2034(a)(b)	130,000	130,081
ABPCI Direct Lending Fund CLO V Ltd. (Cayman Islands)
Series 2019-5A, Class A1RR, 6.49% (3 mo. Term SOFR + 2.20%), 01/20/2036(a)(b)	1,300,000	1,314,420
Series 2019-5A, Class A1Z, 6.29% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)(b)	1,500,000	1,502,289
AGL CLO 13 Ltd. (Cayman Islands), Series 2021-13A, Class A1, 5.71% (3 mo. Term SOFR + 1.42%), 10/20/2034(a)(b)	1,250,000	1,254,651
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 5.70% (3 mo. Term SOFR + 1.41%), 12/02/2034(a)(b)	1,000,000	1,003,741
AGL CLO 20 Ltd. (Jersey), Series 2022-20A, Class BR, 6.04% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	250,000	251,904
AGL Clo 28 Ltd. (Jersey), Series 2023-28A, Class AL2, 5.99% (3 mo. Term SOFR + 1.70%), 01/21/2037(a)(b)	300,000	302,006
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 5.86% (3 mo. Term SOFR + 1.57%), 04/21/2037(a)(b)	4,000,000	4,033,000
AGL Core CLO 27 Ltd. (Cayman Islands), Series 2023-27A, Class A, 6.02% (3 mo. Term SOFR + 1.73%), 10/21/2036(a)(b)	500,000	504,420
AGL Core CLO 31 Ltd. (Cayman Islands), Series 2024-31A, Class A, 5.69% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	2,200,000	2,216,531
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class AR2, 5.67% (3 mo. Term SOFR + 1.38%), 10/20/2037(a)(b)	1,250,000	1,259,484
AIMCO CLO Ltd. (Cayman Islands)
Series 2019-10A, Class ARR, 5.70% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)(b)	250,000	251,821
Series 2020-11A, Class A2R, 5.80% (3 mo. Term SOFR + 1.50%), 07/17/2037(a)(b)	4,250,000	4,269,346
Series 2021-16A, Class AR, 5.70% (3 mo. Term SOFR + 1.40%), 07/17/2037(a)(b)	1,250,000	1,259,288
Antares CLO Ltd. (Cayman Islands)
Series 2018-3A, Class A2R, 6.09% (3 mo. Term SOFR + 1.80%), 07/20/2036(a)(b)	1,400,000	1,407,525
Series 2020-1A, Class A1R, 6.01% (3 mo. Term SOFR + 1.72%), 10/23/2033(a)(b)	4,000,000	4,005,792
Series 2021-1A, Class A1, 6.09% (3 mo. Term SOFR + 1.79%), 07/25/2033(a)(b)	1,200,000	1,202,735
Apidos CLO XXVIII (Cayman Islands), Series 2017-28A, Class A1B, 5.70% (3 mo. Term SOFR + 1.41%), 01/20/2031(a)(b)	2,000,000	2,003,072
Apidos CLO XXXIX Ltd. (Cayman Islands), Series 2022-39A, Class A1, 5.59% (3 mo. Term SOFR + 1.30%), 04/21/2035(a)(b)	2,600,000	2,608,252
Apidos Loan Fund Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.57% (3 mo. Term SOFR + 1.27%), 04/25/2035(a)(b)	300,000	300,703
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 5.61% (3 mo. Term SOFR + 1.32%), 04/18/2035(a)(b)	2,600,000	2,609,558
	Principal Amount	Value
Ballyrock CLO 14 Ltd. (Cayman Islands), Series 2020-14A, Class A1A, 5.67% (3 mo. Term SOFR + 1.38%), 07/20/2037(a)(b)	$1,500,000	$1,509,279
Barings CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR, 5.69% (3 mo. Term SOFR + 1.39%), 04/15/2035(a)(b)	1,850,000	1,857,603
Series 2023-1A, Class A, 6.04% (3 mo. Term SOFR + 1.75%), 04/20/2036(a)(b)	1,500,000	1,506,050
Series 2023-3A, Class A, 6.00% (3 mo. Term SOFR + 1.70%), 10/15/2036(a)(b)	1,500,000	1,510,812
BCRED BSL CLO Ltd. (Cayman Islands), Series 2021-1A, Class B, 6.35% (3 mo. Term SOFR + 2.06%), 07/20/2034(a)(b)	1,000,000	1,001,871
Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Series 2019-19A, Class AR, 5.48% (3 mo. Term SOFR + 1.18%), 01/15/2033(a)(b)	1,250,000	1,252,380
Benefit Street Partners CLO XXIX (Jersey), Series 2022-29A, Class AR, 0.00% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)	1,250,000	1,251,381
Benefit Street Partners CLO XXVII Ltd. (Jersey), Series 2022-27A, Class AR, 5.66% (3 mo. Term SOFR + 1.37%), 10/20/2037(a)(b)	2,200,000	2,223,795
Blueberry Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 5.64% (3 mo. Term SOFR + 1.35%), 10/20/2037(a)(b)	4,000,000	4,032,928
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.72% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)	1,670,000	1,673,572
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 07/18/2034(a)(b)	1,300,000	1,302,124
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2012-3A, Class A1B2, 5.95% (3 mo. Term SOFR + 1.66%), 01/14/2032(a)(b)	1,000,000	1,002,508
Series 2014-1A, Class A2R2, 5.69% (3 mo. Term SOFR + 1.39%), 04/17/2031(a)(b)	2,000,000	2,003,470
Series 2014-2RA, Class A2, 6.11% (3 mo. Term SOFR + 1.59%), 05/15/2031(a)(b)	1,000,000	1,001,181
Carlyle US CLO Ltd. (Cayman Islands)
Series 2019-3A, Class A2RR, 6.34% (3 mo. Term SOFR + 2.05%), 04/20/2037(a)(b)	1,000,000	1,009,206
Series 2021-4A, Class A1, 5.66% (3 mo. Term SOFR + 1.37%), 04/20/2034(a)(b)	1,300,000	1,304,173
Series 2021-4A, Class B1, 6.20% (3 mo. Term SOFR + 1.91%), 04/20/2034(a)(b)	1,000,000	1,003,032
Series 2024-1A, Class A, 5.83% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	450,000	453,717
CBAMR Ltd. (Cayman Islands), Series 2019- 9A, Class AR, 5.93% (3 mo. Term SOFR + 1.63%), 07/15/2037(a)(b)	1,000,000	1,008,536
Cedar Funding II CLO Ltd. (Cayman Islands)
Series 2013-1A, Class ARR, 5.63% (3 mo. Term SOFR + 1.34%), 04/20/2034(a)(b)	2,500,000	2,506,965
Series 2013-1A, Class BRR, 5.90% (3 mo. Term SOFR + 1.61%), 04/20/2034(a)(b)	1,150,000	1,151,731
Cedar Funding IV CLO Ltd (Cayman Islands), Series 2014-4A, Class AR3, 5.62% (3 mo. Term SOFR + 1.34%), 01/23/2038(a)(b)	1,000,000	1,007,000
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Cedar Funding IX CLO Ltd. (Cayman Islands), Series 2018-9A, Class AR, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)	$6,000,000	$6,040,092
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.06%), 05/29/2032(a)(b)	983,621	986,212
Cedar Funding XII CLO Ltd. (Cayman Islands), Series 2020-12A, Class A2R, 5.96% (3 mo. Term SOFR + 1.66%), 10/25/2034(a)(b)	1,250,000	1,254,486
Cedar Funding XIV CLO Ltd. (Cayman Islands), Series 2021-14A, Class AR, 5.68% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)	5,000,000	5,036,900
Cedar Funding XIX CLO Ltd. (Cayman Islands), Series 2024-19A, Class B, 5.94% (3 mo. Term SOFR + 1.70%), 01/23/2038(a)(b)	2,000,000	2,016,454
Cerberus Loan Funding XL LLC, Series 2023- 1A, Class A, 6.70% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)(b)	1,550,000	1,555,118
Cerberus Loan Funding XLI LLC, Series 2023- 2A, Class A1, 6.85% (3 mo. Term SOFR + 2.55%), 07/15/2035(a)(b)	512,000	524,579
CIFC Funding Ltd. (Cayman Islands)
Series 2013-2A, Class A2L2, 6.05% (3 mo. Term SOFR + 1.76%), 10/18/2030(a)(b)	500,000	501,480
Series 2014-5A, Class A1R3, 5.68% (3 mo. Term SOFR + 1.38%), 07/17/2037(a)(b)	1,300,000	1,310,410
Series 2017-1A, Class ARR, 5.84% (3 mo. Term SOFR + 1.55%), 04/21/2037(a)(b)	3,900,000	3,934,823
Series 2017-5A, Class AR, 5.71% (3 mo. Term SOFR + 1.41%), 07/17/2037(a)(b)	1,300,000	1,308,410
Series 2018-4A, Class A1, 5.71% (3 mo. Term SOFR + 1.41%), 10/17/2031(a)(b)	1,670,464	1,670,547
Series 2018-4A, Class AR, (3 mo. Term SOFR + 1.22%)01/17/2038(a)(b)	2,250,000	2,252,486
Series 2020-3A, Class A2R, 5.90% (3 mo. Term SOFR + 1.61%), 10/20/2034(a)(b)	1,500,000	1,502,162
Series 2023-2A, Class A, 6.04% (3 mo. Term SOFR + 1.75%), 01/21/2037(a)(b)	5,000,000	5,033,455
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-1A, Class A13R, 5.81% (3 mo. Term SOFR + 1.51%), 01/15/2034(a)(b)	2,200,000	2,205,315
Elmwood CLO 19 Ltd. (Cayman Islands), Series 2022-6A, Class AR, 6.00% (3 mo. Term SOFR + 1.70%), 10/17/2036(a)(b)	2,100,000	2,107,552
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR, 5.94% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)(b)	1,300,000	1,308,826
Elmwood CLO 26 Ltd. (Cayman Islands), Series 2024-1A, Class B, 6.29% (3 mo. Term SOFR + 2.00%), 04/18/2037(a)(b)	1,100,000	1,110,135
Elmwood CLO 29 Ltd. (Cayman Islands), Series 2024-5A, Class AR1, 5.81% (3 mo. Term SOFR + 1.52%), 04/20/2037(a)(b)	520,000	525,074
Elmwood CLO III Ltd. (Cayman Islands)
Series 2019-3A, Class A1RR, 5.67% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	6,000,000	6,056,610
Series 2019-3A, Class A2RR, 5.89% (3 mo. Term SOFR + 1.60%), 07/18/2037(a)(b)	325,000	325,587
Elmwood CLO VI Ltd. (Cayman Islands), Series 2020-3A, Class ARR, 5.67% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	1,000,000	1,009,597
	Principal Amount	Value
Elmwood CLO VIII Ltd. (Cayman Islands), Series 2021-1A, Class AR, 5.84% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	$1,800,000	$1,815,244
Elmwood CLO X Ltd. (Cayman Islands), Series 2021-3A, Class BR, 6.04% (3 mo. Term SOFR + 1.75%), 04/20/2034(a)(b)	1,000,000	1,002,795
Empower CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.68% (3 mo. Term SOFR + 1.39%), 10/20/2037(a)(b)	2,500,000	2,524,182
Series 2024-1A, Class A1, 5.90% (3 mo. Term SOFR + 1.60%), 04/25/2037(a)(b)	4,800,000	4,844,726
Flatiron CLO 21 Ltd. (Cayman Islands), Series 2021-1A, Class A1R, 5.65% (3 mo. Term SOFR + 1.36%), 10/19/2037(a)(b)	1,945,000	1,962,505
Flatiron CLO 25 Ltd. (Cayman Islands), Series 2024-2A, Class A, 5.62% (3 mo. Term SOFR + 1.35%), 10/17/2037(a)(b)	3,500,000	3,529,515
Galaxy XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 5.57% (3 mo. Term SOFR + 1.28%), 04/20/2031(a)(b)	136,393	136,687
Galaxy XXIV CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR, 5.84% (3 mo. Term SOFR + 1.54%), 04/15/2037(a)(b)	1,250,000	1,257,670
GoldenTree Loan Management US CLO 12 Ltd. (Cayman Islands), Series 2022-12A, Class AJR, 5.82% (3 mo. Term SOFR + 1.53%), 07/20/2037(a)(b)	2,000,000	2,007,056
GoldenTree Loan Management US CLO 4 Ltd. (Cayman Islands), Series 2019-4A, Class ARR, 5.45% (3 mo. Term SOFR + 1.15%), 04/24/2031(a)(b)	912,414	914,454
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.79% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	6,300,000	6,359,403
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 01/25/2032(a)(b)	187,215	187,746
Golub Capital Partners CLO 47(M) GP Ltd. (Cayman Islands), Series 2020-47A, Class A1A, 6.17% (3 mo. Term SOFR + 1.62%), 08/05/2037(a)(b)	3,500,000	3,519,659
Golub Capital Partners CLO 49(M) Ltd. (Cayman Islands), Series 2020-49A, Class AR, 6.08% (3 mo. Term SOFR + 1.79%), 08/26/2033(a)(b)	1,400,000	1,402,360
Golub Capital Partners CLO 54(M) GP L.P. (Cayman Islands), Series 2021-54A, Class A, 6.09% (3 mo. Term SOFR + 1.79%), 08/05/2033(a)(b)	2,400,000	2,402,671
Golub Capital Partners CLO 61(M), Series 2022-61A, Class A1A, 5.53% (3 mo. Term SOFR + 1.23%), 07/25/2035(a)(b)	5,000,000	5,004,270
Golub Capital Partners CLO 71(M), Series 2024-71A, Class A, 6.47% (3 mo. Term SOFR + 1.95%), 02/09/2037(a)(b)	1,000,000	1,007,024
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.23%), 04/20/2033(a)(b)	846,312	846,917
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1, 5.91% (3 mo. Term SOFR + 1.62%), 04/23/2034(a)(b)	$1,200,000	$1,201,108
Madison Park Funding LXII Ltd. (Cayman Islands), Series 2022-62A, Class AR, 6.15% (3 mo. Term SOFR + 1.85%), 07/17/2036(a)(b)	2,050,000	2,063,266
Madison Park Funding XIX Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 5.89% (3 mo. Term SOFR + 1.60%), 01/22/2037(a)(b)	1,000,000	1,007,390
Madison Park Funding XXXII Ltd. (Cayman Islands), Series 2018-32A, Class BR2, 6.04% (3 mo. Term SOFR + 1.75%), 07/22/2037(a)(b)	1,000,000	1,006,441
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR2, 5.83% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	5,340,000	5,378,021
Magnetite XL Ltd. (Cayman Islands), Series 2024-40A, Class A1, 5.75% (3 mo. Term SOFR + 1.45%), 07/15/2037(a)(b)	2,500,000	2,526,740
Magnetite XLVII Ltd. (Cayman Islands), Series 2024-47A, Class A, 5.80% (3 mo. Term SOFR + 1.33%), 01/25/2038(a)(b)	2,000,000	2,019,580
Magnetite XVII Ltd. (Cayman Islands), Series 2016-17A, Class AR2, 5.79% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	3,100,000	3,122,726
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR, 5.57% (3 mo. Term SOFR + 1.28%), 04/20/2034(a)(b)	2,500,000	2,505,900
Magnetite XXIX Ltd. (Cayman Islands), Series 2021-29A, Class BR, 6.05% (3 mo. Term SOFR + 1.75%), 07/15/2037(a)(b)	400,000	403,139
Magnetite XXVI Ltd. (Cayman Islands)
Series 2020-26A, Class A1R, 5.68% (3 mo. Term SOFR + 1.38%), 07/25/2034(a)(b)	5,000,000	5,000,250
Series 2020-26A, Class AR2, (3 mo. Term SOFR + 1.15%)01/25/2038(a)(b)	5,000,000	5,003,750
Magnetite XXVII Ltd. (Cayman Islands)
Series 2020-27A, Class AR, 5.69% (3 mo. Term SOFR + 1.40%), 10/20/2034(a)(b)	1,250,000	1,254,244
Series 2020-27A, Class BR, 6.10% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)(b)	930,000	932,411
Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 6.25% (3 mo. Term SOFR + 1.95%), 04/15/2035(a)(b)	630,000	631,398
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman Islands), Series 2019-32A, Class BR, 5.95% (3 mo. Term SOFR + 1.66%), 01/20/2032(a)(b)	2,500,000	2,504,207
Neuberger Berman Loan Advisers CLO 39 Ltd. (Cayman Islands), Series 2020-39A, Class A1R, 5.82% (3 mo. Term SOFR + 1.53%), 04/20/2038(a)(b)	3,000,000	3,029,850
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(a)(b)	3,889,511	3,895,049
	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class A, 5.59% (3 mo. Term SOFR + 1.30%), 04/14/2035(a)(b)	$3,996,643	$4,009,536
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. (Jersey), Series 2022-52A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 10/24/2038(a)(b)	2,500,000	2,522,477
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class A1R2, 5.55% (3 mo. Term SOFR + 1.25%), 01/15/2033(a)(b)	3,500,000	3,500,175
Series 2015-9A, Class AR3, (3 mo. Term SOFR + 1.10%)01/15/2037(a)(b)	3,500,000	3,503,871
Series 2016-12A, Class A1R3, 5.66% (3 mo. Term SOFR + 1.37%), 10/18/2037(a)(b)	1,000,000	1,007,770
Series 2017-13A, Class AR2, 5.90% (3 mo. Term SOFR + 1.34%), 11/26/2037(a)(b)	1,500,000	1,510,113
Series 2020-20A, Class A1R, 5.82% (3 mo. Term SOFR + 1.53%), 04/18/2037(a)(b)	1,000,000	1,007,343
Series 2021-22A, Class AR, 5.64% (3 mo. Term SOFR + 1.35%), 10/20/2037(a)(b)	3,300,000	3,327,552
Series 2024-31A, Class A1, 5.92% (3 mo. Term SOFR + 1.63%), 04/20/2037(a)(b)	3,250,000	3,275,048
OHA Credit Funding 17 Ltd. (Bermuda), Series 2024-17A, Class A, 5.77% (3 mo. Term SOFR + 1.48%), 04/20/2037(a)(b)	2,000,000	2,017,952
Owl Rock CLO VIII LLC, Series 2022-8A, Class AT, 7.02% (3 mo. Term SOFR + 2.50%), 11/20/2034(a)(b)	5,000,000	5,015,655
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A5, 5.34% (3 mo. Term SOFR + 1.05%), 05/21/2034(a)(b)	1,795,000	1,795,944
Park Blue CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.71% (3 mo. Term SOFR + 1.42%), 10/20/2037(a)(b)	6,400,000	6,443,693
Series 2022-2A, Class A1R, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)	1,280,000	1,290,400
Peace Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class B1, 6.15% (3 mo. Term SOFR + 1.86%), 10/20/2034(a)(b)	795,000	797,375
Peebles Park CLO Ltd. (Jersey), Series 2024- 1A, Class A, 5.79% (3 mo. Term SOFR + 1.50%), 04/21/2037(a)(b)	2,400,000	2,421,439
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class ARR, 5.51% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)(b)	1,250,000	1,252,634
Pikes Peak CLO 8 (Cayman Islands), Series 2021-8A, Class A1R, 5.62% (3 mo. Term SOFR + 1.33%), 01/20/2038(a)(b)	2,000,000	2,016,936
Rad CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class BR, 6.26% (3 mo. Term SOFR + 1.96%), 07/24/2032(a)(b)	2,000,000	2,007,142
Regatta X Funding Ltd. (Cayman Islands), Series 2017-3A, Class AR, 5.78% (3 mo. Term SOFR + 1.48%), 07/17/2037(a)(b)	2,000,000	2,012,680
Regatta XVII Funding Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.68% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)	4,600,000	4,639,891
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class A, 5.72% (3 mo. Term SOFR + 1.42%), 10/15/2034(a)(b)	1,345,000	1,345,067
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/20/2035(a)(b)	$1,000,000	$1,003,846
RR 1 LLC, Series 2017-1A, Class A1AB, 5.71% (3 mo. Term SOFR + 1.41%), 07/15/2035(a)(b)	1,310,000	1,312,837
RR 15 Ltd. (Cayman Islands), Series 2021- 15A, Class A2, 6.01% (3 mo. Term SOFR + 1.71%), 04/15/2036(a)(b)	2,100,000	2,105,725
RR 24 Ltd. (Bermuda), Series 2022-24A, Class A1A2, 5.65% (3 mo. Term SOFR + 1.31%), 01/15/2037(a)(b)	900,000	908,197
RR 29 Ltd. (Cayman Islands), Series 2024- 29RA, Class A1R, 5.69% (3 mo. Term SOFR + 1.39%), 07/15/2039(a)(b)	1,500,000	1,511,191
RR 5 Ltd. (Cayman Islands), Series 2018-5A, Class A1R, 5.80% (3 mo. Term SOFR + 1.50%), 07/15/2039(a)(b)	2,200,000	2,219,039
Shackleton CLO Ltd. (Cayman Islands)
Series 2019-14A, Class A1R, 5.75% (3 mo. Term SOFR + 1.46%), 07/20/2034(a)(b)	1,250,000	1,252,325
Series 2021-16A, Class B, 6.30% (3 mo. Term SOFR + 2.01%), 10/20/2034(a)(b)	1,000,000	1,003,077
Signal Peak CLO 10 Ltd. (Cayman Islands), Series 2021-10A, Class B, 6.31% (3 mo. Term SOFR + 2.01%), 01/24/2035(a)(b)	780,000	781,970
Signal Peak CLO 11 Ltd. (Cayman Islands), Series 2024-11A, Class A1, 5.74% (3 mo. Term SOFR + 1.45%), 07/18/2037(a)(b)	9,700,000	9,779,957
Signal Peak CLO 9 Ltd. (Cayman Islands), Series 2021-9A, Class A1R, 5.80% (3 mo. Term SOFR + 1.36%), 01/21/2038(a)(b)	1,300,000	1,312,442
Southwick Park CLO LLC (Cayman Islands), Series 2019-4A, Class A1R, 5.61% (3 mo. Term SOFR + 1.32%), 07/20/2032(a)(b)	2,467,306	2,473,033
Symphony CLO 39 Ltd. (Bermuda), Series 2023-39A, Class AR, 5.63% (3 mo. Term SOFR + 1.33%), 01/25/2038(a)(b)	1,000,000	1,008,004
	Principal Amount	Value
Symphony CLO 40 Ltd. (Bermuda), Series 2023-40A, Class AR, 5.73% (3 mo. Term SOFR + 1.31%), 01/05/2038(a)(b)	$1,500,000	$1,510,856
Symphony CLO XIX Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.53% (3 mo. Term SOFR + 1.22%), 04/16/2031(a)(b)	1,471,653	1,476,608
Series 2018-19A, Class B, 5.92% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	901,245
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class BR, 5.97% (3 mo. Term SOFR + 1.68%), 04/18/2033(a)(b)	750,000	750,843
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class B, 6.14% (3 mo. Term SOFR + 1.85%), 04/23/2035(a)(b)	500,000	501,136
TCI-Flatiron CLO Ltd. (Cayman Islands), Series 2018-1A, Class BR, 5.96% (3 mo. Term SOFR + 1.66%), 01/29/2032(a)(b)	2,620,000	2,624,892
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-1A, Class A, 6.09% (3 mo. Term SOFR + 1.80%), 04/20/2036(a)(b)	3,547,000	3,561,798
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class ASR2, 5.60% (3 mo. Term SOFR + 1.30%), 04/15/2033(a)(b)	5,000,000	5,011,685
Total Asset-Backed Securities (Cost $299,633,860)		300,283,074
	Shares
Money Market Funds-1.58%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $4,654,985)	4,654,985	4,654,985
TOTAL INVESTMENTS IN SECURITIES-103.80% (Cost $304,288,845)		304,938,059
OTHER ASSETS LESS LIABILITIES-(3.80)%		(11,173,975)
NET ASSETS-100.00%		$293,764,084

Investment Abbreviations:
BR	-Bearer Shares
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $300,283,074, which represented 102.22% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,443,229	$23,786,949	$(21,575,193)	$-	$-	$4,654,985	$48,124

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Apartments -9.82%
Equity Residential	34,492	$2,436,170
Essex Property Trust, Inc.	8,459	2,407,178
UDR, Inc.	29,295	1,222,773
		6,066,121
Data Centers -11.09%
Digital Realty Trust, Inc.	13,705	2,245,701
Equinix, Inc.	5,039	4,603,933
		6,849,634
Free Standing -7.72%
Agree Realty Corp.	26,172	1,899,302
Essential Properties Realty Trust, Inc.	29,735	954,494
Realty Income Corp.	35,021	1,913,547
		4,767,343
Gaming REITs-2.05%
Gaming and Leisure Properties, Inc.	26,219	1,268,737
Health Care-15.75%
Healthpeak Properties, Inc.	117,832	2,434,409
Ventas, Inc.	41,391	2,500,844
Welltower, Inc.	35,123	4,793,587
		9,728,840
Industrial-11.94%
EastGroup Properties, Inc.(b)	8,948	1,517,760
First Industrial Realty Trust, Inc.	31,764	1,695,880
Prologis, Inc.	22,142	2,640,433
Rexford Industrial Realty, Inc.	37,304	1,516,781
		7,370,854
Infrastructure REITs-9.97%
American Tower Corp.	23,368	4,321,911
Crown Castle, Inc.	13,320	1,189,210
SBA Communications Corp., Class A	3,266	645,231
		6,156,352
Lodging Resorts-2.34%
Hilton Worldwide Holdings, Inc.	2,465	631,213
Host Hotels & Resorts, Inc.	48,589	811,922
		1,443,135
Manufactured Homes-3.49%
Equity LifeStyle Properties, Inc.	32,955	2,156,905
Office-1.92%
Vornado Realty Trust(b)	27,371	1,184,070
	Shares	Value
Regional Malls-3.97%
Simon Property Group, Inc.	14,107	$2,452,643
Self Storage-6.32%
CubeSmart	40,563	1,691,477
Public Storage	7,409	2,211,438
		3,902,915
Shopping Centers-7.14%
Brixmor Property Group, Inc.	91,445	2,383,057
Kite Realty Group Trust	43,502	1,007,071
Phillips Edison & Co., Inc.(b)	27,971	1,016,186
		4,406,314
Single Family Homes-3.72%
American Homes 4 Rent, Class A	26,612	921,574
Invitation Homes, Inc.	44,083	1,373,185
		2,294,759
Specialty-0.90%
OUTFRONT Media, Inc.	30,097	553,785
Timber REITs-1.95%
Rayonier, Inc.(b)	46,064	1,204,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $60,176,132)		61,806,520
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.26%
Invesco Private Government Fund, 4.35%(c)(d)(e)	559,718	559,718
Invesco Private Prime Fund, 4.48%(c)(d)(e)	1,455,545	1,455,982
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,015,700)		2,015,700
TOTAL INVESTMENTS IN SECURITIES-103.35% (Cost $62,191,832)		63,822,220
OTHER ASSETS LESS LIABILITIES-(3.35)%		(2,068,719)
NET ASSETS-100.00%		$61,753,501
See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,927	$542,513	$(565,440)	$-	$-	$-	$576
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,322,376	5,076,412	(6,839,070)	-	-	559,718	12,950 *
Invesco Private Prime Fund	5,958,527	12,465,643	(16,968,188)	135	(135)	1,455,982	34,423 *
Total	$8,303,830	$18,084,568	$(24,372,698)	$135	$(135)	$2,015,700	$47,949

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Bond Factor ETF (IHYF)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.85%
Advertising-0.46%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$119,464
Belo Corp., 7.25%, 09/15/2027	130,000	134,220
		253,684
Agricultural & Farm Machinery-0.27%
Titan International, Inc., 7.00%, 04/30/2028	150,000	148,968
Air Freight & Logistics-0.71%
Clue Opco LLC, 9.50%, 10/15/2031(b)	86,000	90,861
Rand Parent LLC, 8.50%, 02/15/2030(b)	288,000	298,927
		389,788
Alternative Carriers-0.50%
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	200,000	181,187
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	100,000	94,467
		275,654
Aluminum-0.13%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031(b)	65,000	72,651
Apparel Retail-1.71%
Coronado Finance Pty Ltd. (Australia), 9.25%, 10/01/2029(b)	130,000	133,164
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	57,545
Gap, Inc. (The)
3.63%, 10/01/2029(b)(c)	260,000	236,769
3.88%, 10/01/2031(b)	159,000	139,575
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	400,000	367,877
		934,930
Apparel, Accessories & Luxury Goods-0.22%
Under Armour, Inc., 3.25%, 06/15/2026	122,000	118,542
Application Software-1.39%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	100,000	102,492
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	260,000	238,629
Open Text Holdings, Inc. (Canada)
4.13%, 02/15/2030(b)	140,000	128,468
4.13%, 12/01/2031(b)	76,000	68,186
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	220,000	219,576
		757,351
Asset Management & Custody Banks-0.32%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	58,000	57,413
Prospect Capital Corp., 3.44%, 10/15/2028	130,000	114,866
		172,279
Automotive Parts & Equipment-2.83%
ANGI Group LLC, 3.88%, 08/15/2028(b)	123,000	110,873
Dana, Inc., 5.38%, 11/15/2027	200,000	199,308
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	230,000	217,658
Tenneco, Inc., 8.00%, 11/17/2028(b)(c)	350,000	334,445
United Rentals (North America), Inc.
3.88%, 11/15/2027	144,000	139,043
4.88%, 01/15/2028	97,000	95,731
	Principal Amount	Value
Automotive Parts & Equipment-(continued)
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)	$150,000	$151,253
7.13%, 04/14/2030(b)	300,000	300,213
		1,548,524
Automotive Retail-0.77%
Advance Auto Parts, Inc.
5.90%, 03/09/2026	160,000	161,551
3.50%, 03/15/2032(c)	260,000	218,649
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	42,428
		422,628
Broadcasting-3.44%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	200,000	213,690
Gray Media, Inc.
7.00%, 05/15/2027(b)(c)	220,000	215,666
10.50%, 07/15/2029(b)(c)	210,000	220,013
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	100,000	78,750
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	38,929
Paramount Global, 6.38%, 03/30/2062(c)(d)	298,000	290,751
Sirius XM Radio, Inc.
3.13%, 09/01/2026(b)	198,000	191,607
5.00%, 08/01/2027(b)	250,000	245,684
TEGNA, Inc., 4.75%, 03/15/2026(b)	150,000	149,257
Univision Communications, Inc.
6.63%, 06/01/2027(b)	100,000	100,097
8.50%, 07/31/2031(b)	100,000	100,530
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	37,344
		1,882,318
Broadline Retail-2.49%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	90,000	83,812
Macy’s Retail Holdings LLC
5.88%, 03/15/2030(b)	180,000	173,296
6.13%, 03/15/2032(b)	180,000	170,410
6.70%, 07/15/2034(b)	107,000	90,839
Nordstrom, Inc.
4.00%, 03/15/2027	99,000	95,910
6.95%, 03/15/2028	124,000	127,697
4.38%, 04/01/2030	79,000	72,041
QVC, Inc.
4.38%, 09/01/2028	50,000	43,617
6.88%, 04/15/2029(b)	43,000	35,907
Rakuten Group, Inc. (Japan)
11.25%, 02/15/2027(b)	200,000	218,835
9.75%, 04/15/2029(b)	230,000	251,630
		1,363,994
Building Products-2.18%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	66,000	69,023
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	140,000	126,337
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	317,000	305,731
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	230,000	219,517
Standard Industries, Inc.
5.00%, 02/15/2027(b)	89,000	87,831
4.75%, 01/15/2028(b)	80,000	77,892
4.38%, 07/15/2030(b)	208,000	193,306
3.38%, 01/15/2031(b)	131,000	114,778
		1,194,415
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Cable & Satellite-6.09%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	$195,000	$194,431
5.13%, 05/01/2027(b)	109,000	107,055
4.25%, 02/01/2031(b)(c)	350,000	310,734
4.50%, 05/01/2032(c)	395,000	342,892
4.50%, 06/01/2033(b)(c)	240,000	203,856
4.25%, 01/15/2034(b)	100,000	81,773
CSC Holdings LLC
11.75%, 01/31/2029(b)	200,000	199,142
6.50%, 02/01/2029(b)	200,000	170,656
4.63%, 12/01/2030(b)	200,000	109,816
Directv Financing LLC, 8.88%, 02/01/2030(b)(c)	210,000	207,899
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)(c)	240,000	237,820
DISH DBS Corp.
7.75%, 07/01/2026	184,000	161,050
5.25%, 12/01/2026(b)	159,000	147,238
5.75%, 12/01/2028(b)	110,000	95,505
DISH Network Corp., 11.75%, 11/15/2027(b)	137,000	144,767
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027(b)	200,000	183,213
5.13%, 07/15/2029(b)	200,000	162,686
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	26,826
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	260,000	243,341
		3,330,700
Casinos & Gaming-3.34%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	158,919
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	400,000	398,221
International Game Technology PLC, 6.25%, 01/15/2027(b)	200,000	202,903
Melco Resorts Finance Ltd. (Hong Kong)
5.25%, 04/26/2026(b)	200,000	198,775
5.38%, 12/04/2029(b)	200,000	185,253
MGM Resorts International, 4.63%, 09/01/2026	200,000	198,335
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	201,000	200,337
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	182,414
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	100,000	99,498
		1,824,655
Commercial & Residential Mortgage Finance-0.09%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	49,000	46,783
Commercial Printing-0.87%
Deluxe Corp., 8.13%, 09/15/2029(b)	200,000	205,952
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(b)	260,000	267,959
		473,911
Commodity Chemicals-0.40%
Methanex Corp. (Canada), 5.13%, 10/15/2027	220,000	216,726
	Principal Amount	Value
Communications Equipment-1.13%
Viasat, Inc., 5.63%, 04/15/2027(b)	$400,000	$388,802
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)(c)	250,000	227,663
		616,465
Construction & Engineering-0.89%
AECOM, 5.13%, 03/15/2027	298,000	296,544
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	100,000	103,168
Brookfield Residential Properties, Inc./ Brookfield Residential U.S. LLC (Canada), 6.25%, 09/15/2027(b)	88,000	87,753
		487,465
Construction Materials-1.20%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	150,000	147,481
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	79,402
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(b)	220,000	218,296
8.88%, 11/15/2031(b)	200,000	213,394
		658,573
Consumer Electronics-0.34%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	200,000	185,277
Consumer Finance-2.46%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	220,000	237,415
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	130,000	133,702
LFS Topco LLC, 5.88%, 10/15/2026(b)	130,000	129,250
Navient Corp.
5.00%, 03/15/2027	116,000	114,060
9.38%, 07/25/2030	196,000	213,587
5.63%, 08/01/2033	62,000	54,777
OneMain Finance Corp.
7.13%, 03/15/2026	140,000	142,884
6.63%, 01/15/2028	130,000	132,205
PRA Group, Inc., 8.38%, 02/01/2028(b)	182,000	187,605
		1,345,485
Distributors-0.32%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	190,000	175,098
Diversified Banks-0.77%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/2029(b)	130,000	131,193
Freedom Mortgage Corp.
6.63%, 01/15/2027(b)	50,000	50,242
12.00%, 10/01/2028(b)	220,000	239,842
		421,277
Diversified Chemicals-0.49%
Chemours Co. (The)
5.38%, 05/15/2027	68,000	66,680
5.75%, 11/15/2028(b)	160,000	151,972
4.63%, 11/15/2029(b)	54,000	48,000
		266,652
Diversified Financial Services-3.09%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	200,000	200,490
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	$200,000	$224,420
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	150,000	156,680
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	189,591
Midcap Financial Issuer Trust
6.50%, 05/01/2028(b)	200,000	196,896
5.63%, 01/15/2030(b)(c)	209,000	195,405
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	200,000	178,633
4.63%, 04/06/2031(b)	200,000	170,659
United Wholesale Mortgage LLC
5.75%, 06/15/2027(b)	97,000	96,490
5.50%, 04/15/2029(b)	85,000	82,473
		1,691,737
Diversified Metals & Mining-1.32%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	200,980
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	99,000	98,294
Mineral Resources Ltd. (Australia)
8.00%, 11/01/2027(b)	150,000	153,839
9.25%, 10/01/2028(b)	111,000	117,538
8.50%, 05/01/2030(b)	148,000	153,274
		723,925
Diversified Real Estate Activities-0.09%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	51,144
Diversified REITs-0.71%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)	148,000	137,673
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	70,846
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	190,000	180,678
		389,197
Diversified Support Services-1.98%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	175,000	172,415
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)	381,000	295,223
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)(c)	307,000	261,950
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)	42,000	42,258
11.25%, 12/15/2027(b)	150,000	160,121
10.75%, 11/15/2029(b)	18,000	18,638
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	140,000	134,174
		1,084,779
Drug Retail-0.52%
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	85,000	82,808
8.13%, 08/15/2029	200,000	202,336
		285,144
	Principal Amount	Value
Education Services-0.71%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	$275,000	$270,930
Grand Canyon University, 5.13%, 10/01/2028	125,000	118,623
		389,553
Electric Utilities-2.60%
Edison International
8.13%, 06/15/2053(d)	70,000	66,546
7.88%, 06/15/2054(d)	200,000	187,157
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	125,643	133,589
NRG Energy, Inc., 3.63%, 02/15/2031(b)	87,000	76,733
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	250,000	236,522
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	63,000	63,039
5.00%, 07/31/2027(b)	240,000	236,798
XPLR Infrastructure Operating Partners L.P.
4.50%, 09/15/2027(b)(c)	250,000	237,429
7.25%, 01/15/2029(b)	180,000	181,297
		1,419,110
Electrical Components & Equipment-0.63%
Atkore, Inc., 4.25%, 06/01/2031(b)	170,000	152,619
EnerSys, 4.38%, 12/15/2027(b)	200,000	193,346
		345,965
Electronic Components-0.22%
Sensata Technologies, Inc., 4.38%, 02/15/2030(b)	130,000	120,481
Electronic Manufacturing Services-0.30%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	160,000	162,037
Environmental & Facilities Services-0.83%
Enviri Corp., 5.75%, 07/31/2027(b)	73,000	70,913
Reworld Holding Corp.
4.88%, 12/01/2029(b)	110,000	102,555
5.00%, 09/01/2030(c)	300,000	279,287
		452,755
Fertilizers & Agricultural Chemicals-0.65%
Consolidated Energy Finance S.A. (Switzerland)
5.63%, 10/15/2028(b)	167,000	148,778
12.00%, 02/15/2031(b)	200,000	206,082
		354,860
Food Distributors-0.35%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	192,380
Food Retail-0.42%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC
4.63%, 01/15/2027(b)	128,000	125,823
6.50%, 02/15/2028(b)	100,000	101,954
		227,777
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.44%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.88%, 08/20/2026	$60,000	$59,616
5.75%, 05/20/2027	140,000	133,464
9.38%, 06/01/2028(b)	50,000	49,645
		242,725
Health Care Facilities-0.66%
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	110,000	117,484
11.00%, 10/15/2030(b)	130,000	143,900
Tenet Healthcare Corp., 4.63%, 06/15/2028	100,000	96,766
		358,150
Health Care REITs-0.75%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027(c)	348,000	311,875
4.63%, 08/01/2029	131,000	100,196
		412,071
Health Care Services-1.75%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	180,000	174,928
6.00%, 01/15/2029(b)	160,000	146,007
5.25%, 05/15/2030(b)	83,000	70,827
CVS Health Corp.
6.75%, 12/10/2054(d)	100,000	99,119
7.00%, 03/10/2055(d)	200,000	202,513
DaVita, Inc., 4.63%, 06/01/2030(b)(c)	220,000	204,835
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	9,971
ModivCare, Inc., 5.00%, 10/01/2029(b)	115,000	49,113
		957,313
Health Care Technology-0.43%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	236,253
Home Furnishings-0.75%
Tempur Sealy International, Inc.
4.00%, 04/15/2029(b)(c)	250,000	232,923
3.88%, 10/15/2031(b)	200,000	175,812
		408,735
Homebuilding-1.15%
LGI Homes, Inc.
8.75%, 12/15/2028(b)	100,000	106,031
4.00%, 07/15/2029(b)	202,000	183,630
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	140,000	141,313
5.75%, 01/15/2028(b)	80,000	80,427
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	117,627
		629,028
Hotel & Resort REITs-0.26%
Service Properties Trust, 4.95%, 02/15/2027	149,000	144,144
Hotels, Resorts & Cruise Lines-1.20%
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	256,000	247,856
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	$220,000	$217,121
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	189,508
		654,485
Housewares & Specialties-0.99%
Newell Brands, Inc.
5.70%, 04/01/2026	113,000	113,444
6.38%, 09/15/2027	140,000	142,946
6.63%, 09/15/2029	170,000	174,706
6.88%, 04/01/2036	110,000	112,654
		543,750
Human Resource & Employment Services-0.73%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)(c)	440,000	401,342
Independent Power Producers & Energy Traders-0.50%
AES Corp. (The), 6.95%, 07/15/2055(d)	200,000	195,932
Calpine Corp., 4.50%, 02/15/2028(b)	80,000	77,687
		273,619
Insurance Brokers-0.39%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	80,000	79,705
HUB International Ltd., 7.38%, 01/31/2032(b)	130,000	133,755
		213,460
Integrated Oil & Gas-0.49%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	255,000	267,704
Integrated Telecommunication Services-1.15%
Altice France S.A. (France)
5.50%, 01/15/2028(b)	200,000	162,001
5.13%, 07/15/2029(b)	200,000	159,364
CommScope LLC, 6.00%, 03/01/2026(b)	100,000	100,000
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	51,831
Frontier North, Inc., Series G, 6.73%, 02/15/2028	154,000	157,956
		631,152
Interactive Media & Services-0.59%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	29,785
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	220,000	217,123
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	103,000	75,231
		322,139
Internet Services & Infrastructure-0.83%
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c)	440,000	411,505
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	42,034
		453,539
Investment Banking & Brokerage-1.38%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	95,000	94,931
5.25%, 05/15/2027	156,000	151,340
4.38%, 02/01/2029(c)	330,000	285,463
StoneX Group, Inc., 7.88%, 03/01/2031(b)	210,000	221,305
		753,039
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
IT Consulting & Other Services-0.88%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	$250,000	$240,382
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	180,000	189,919
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	48,525
		478,826
Life & Health Insurance-0.27%
Genworth Holdings, Inc., 6.50%, 06/15/2034	155,000	149,540
Marine Transportation-0.56%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	331,000	305,566
Metal, Glass & Plastic Containers-1.78%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	199,105
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(b)	200,000	176,531
Ball Corp., 4.88%, 03/15/2026	160,000	160,026
OI European Group B.V., 4.75%, 02/15/2030(b)	200,000	181,942
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	260,000	253,760
		971,364
Movies & Entertainment-0.23%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	60,000	48,874
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	75,000	76,302
		125,176
Multi-line Insurance-0.38%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	200,000	206,917
Multi-Utilities-0.58%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	334,000	319,003
Office REITs-0.84%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027	250,000	236,929
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	100,000	91,569
Office Properties Income Trust, 9.00%, 09/30/2029(b)	157,000	131,877
		460,375
Office Services & Supplies-1.10%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	158,190
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	153,000	153,794
7.25%, 03/15/2029(b)	75,000	75,456
Steelcase, Inc., 5.13%, 01/18/2029	220,000	212,322
		599,762
Oil & Gas Drilling-2.54%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	307,000	314,185
Nabors Industries, Inc.
7.38%, 05/15/2027(b)	257,000	259,571
9.13%, 01/31/2030(b)	145,000	150,641
	Principal Amount	Value
Oil & Gas Drilling-(continued)
Noble Finance II LLC, 8.00%, 04/15/2030(b)	$330,000	$336,031
Rockies Express Pipeline LLC
7.50%, 07/15/2038(b)	62,000	62,071
6.88%, 04/15/2040(b)	214,000	208,323
Valaris Ltd., 8.38%, 04/30/2030(b)	56,000	57,552
		1,388,374
Oil & Gas Equipment & Services-1.24%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	264,000	274,969
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	400,000	402,752
		677,721
Oil & Gas Exploration & Production-4.11%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	338,000	348,491
California Resources Corp., 8.25%, 06/15/2029(b)	130,000	133,752
Civitas Resources, Inc.
5.00%, 10/15/2026(b)	260,000	258,789
8.75%, 07/01/2031(b)	68,000	71,802
CNX Resources Corp., 7.38%, 01/15/2031(b)	47,000	48,263
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	122,000	119,839
5.88%, 01/15/2030(b)(c)	271,000	256,673
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	160,000	167,721
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	75,000	72,780
8.38%, 11/01/2033(b)	300,000	313,332
6.88%, 05/15/2034(b)	170,000	164,099
Murphy Oil Corp., 5.88%, 12/01/2042	140,000	121,030
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	39,000	39,156
Talos Production, Inc., 9.38%, 02/01/2031(b)	125,000	129,971
		2,245,698
Oil & Gas Refining & Marketing-0.46%
NuStar Logistics L.P.
6.00%, 06/01/2026	70,000	70,457
5.63%, 04/28/2027	145,000	145,155
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	36,000	35,506
		251,118
Oil & Gas Storage & Transportation-2.91%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 03/01/2027(b)	250,000	250,122
Buckeye Partners L.P., 3.95%, 12/01/2026	71,000	69,083
EQM Midstream Partners L.P., 7.50%, 06/01/2027(b)	63,000	64,627
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	160,000	160,155
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	86,062
New Fortress Energy, Inc.
6.50%, 09/30/2026(b)	300,000	292,758
8.75%, 03/15/2029(b)	85,000	77,253
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	$51,000	$50,796
5.50%, 01/15/2028(b)	55,000	53,839
7.38%, 02/15/2029(b)	85,000	86,586
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	195,000	203,906
9.88%, 02/01/2032(b)	176,000	193,855
		1,589,042
Other Specialized REITs-0.17%
Iron Mountain, Inc.
4.88%, 09/15/2027(b)	58,000	56,964
5.63%, 07/15/2032(b)	39,000	37,623
		94,587
Other Specialty Retail-1.13%
Bath & Body Works, Inc., 6.69%, 01/15/2027	200,000	204,670
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	82,000	63,844
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)(c)	250,000	239,858
Victra Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	111,681
		620,053
Paper & Plastic Packaging Products & Materials-0.82%
Berry Global, Inc., 4.50%, 02/15/2026(b)	82,000	81,388
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	110,000	111,297
Sealed Air Corp.
6.13%, 02/01/2028(b)	45,000	45,445
6.88%, 07/15/2033(b)	201,000	211,303
		449,433
Paper Products-0.20%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	107,185
Passenger Airlines-1.20%
Air Canada (Canada), 3.88%, 08/15/2026(b)	58,000	56,581
Allegiant Travel Co., 7.25%, 08/15/2027(b)	265,000	267,667
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	100,000	100,011
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	130,000	137,525
United AirLines, Inc., 4.38%, 04/15/2026(b)	94,000	92,707
		654,491
Personal Care Products-0.26%
Coty, Inc., 5.00%, 04/15/2026(b)	9,000	8,994
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	120,000	112,447
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	18,000	18,023
		139,464
Pharmaceuticals-1.82%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	79,000	79,182
AdaptHealth LLC
4.63%, 08/01/2029(b)	150,000	138,041
5.13%, 03/01/2030(b)	285,000	263,844
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	140,000	95,358
	Principal Amount	Value
Pharmaceuticals-(continued)
Organon & Co./Organon Foreign Debt Co-Issuer B.V.
4.13%, 04/30/2028(b)	$200,000	$189,833
6.75%, 05/15/2034(b)	200,000	201,176
P&L Development LLC/PLD Finance Corp., 3.50% PIK Rate, 9.00% Cash Rate, 05/15/2029(b)(e)	26,325	27,200
		994,634
Real Estate Development-0.58%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	136,000	146,603
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	180,000	172,830
		319,433
Real Estate Services-0.83%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	229,000	210,329
Newmark Group, Inc., 7.50%, 01/12/2029	230,000	242,542
		452,871
Regional Banks-0.17%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	87,000	94,659
Reinsurance-0.98%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	200,000	211,396
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	335,000	323,392
		534,788
Restaurants-0.39%
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	215,000	215,382
Retail REITs-0.67%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/2026(b)	119,000	118,144
4.50%, 04/01/2027(b)	143,000	137,585
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	108,520
		364,249
Security & Alarm Services-1.15%
CoreCivic, Inc.
4.75%, 10/15/2027	153,000	149,213
8.25%, 04/15/2029	101,000	106,882
GEO Group, Inc. (The), 8.63%, 04/15/2029	150,000	158,476
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026(b)	120,000	120,384
3.38%, 08/31/2027(b)	100,000	94,475
		629,430
Semiconductors-0.27%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	150,000	149,059
Specialized Consumer Services-0.36%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	197,834
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Specialty Chemicals-0.15%
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	$90,000	$84,202
Steel-0.98%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	100,000	93,543
6.88%, 11/01/2029(b)	130,000	130,538
6.75%, 04/15/2030(b)	130,000	129,560
7.00%, 03/15/2032(b)	90,000	89,892
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	92,302
		535,835
Systems Software-0.33%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	52,000	52,910
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	127,213
		180,123
Technology Hardware, Storage & Peripherals-0.86%
Seagate HDD Cayman, 4.88%, 06/01/2027	65,000	64,078
Western Digital Corp., 4.75%, 02/15/2026	333,000	331,263
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	85,000	72,560
		467,901
Telecom Tower REITs-0.39%
SBA Communications Corp., 3.88%, 02/15/2027(c)	222,000	214,965
Tires & Rubber-0.27%
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026	48,000	47,628
4.88%, 03/15/2027	100,000	98,193
		145,821
Trading Companies & Distributors-0.36%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	200,000	199,409
Transaction & Payment Processing Services-0.40%
Block, Inc., 2.75%, 06/01/2026	43,000	41,921
NCR Atleos Corp., 9.50%, 04/01/2029(b)	161,000	175,524
		217,445
Water Utilities-0.24%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	130,000	130,544
Wireless Telecommunication Services-0.32%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	200,000	176,021
Total U.S. Dollar Denominated Bonds & Notes (Cost $52,633,459)		53,516,585
	Principal Amount	Value
U.S. Treasury Securities-0.18%
U.S. Treasury Bills-0.18%
4.23%, 05/29/2025(f)(g) (Cost $98,644)	$100,000	$98,668
	Shares
Common Stocks & Other Equity Interests-0.00%
Oil & Gas Exploration & Production-0.00%
Endo Guc Trust(h)(i)	2,630	0
Pharmaceuticals-0.00%
Endo, Inc.(h)	43	1,186
Total Common Stocks & Other Equity Interests (Cost $2,303)		1,186
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(j)(k) (Cost $175,929)	175,929	175,929
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.35% (Cost $52,910,335)		53,792,368
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.59%
Invesco Private Government Fund, 4.35%(j)(k)(l)	2,516,791	2,516,791
Invesco Private Prime Fund, 4.48%(j)(k)(l)	6,556,749	6,558,716
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,075,507)		9,075,507
TOTAL INVESTMENTS IN SECURITIES-114.94% (Cost $61,985,842)		62,867,875
OTHER ASSETS LESS LIABILITIES-(14.94)%		(8,173,798)
NET ASSETS-100.00%		$54,694,077
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $41,605,178, which represented 76.07% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	$98,666 was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$513,041	$2,254,226	$(2,591,338)	$-	$-	$175,929	$3,450
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,579,801	4,914,730	(5,977,740)	-	-	2,516,791	28,487 *
Invesco Private Prime Fund	8,691,255	8,105,958	(10,238,497)	648	(648)	6,558,716	76,670 *
Total	$12,784,097	$15,274,914	$(18,807,575)	$648	$(648)	$9,251,436	$108,607

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	22	March-2025	$2,394,562	$(15,913)	$(15,913)
U.S. Treasury 10 Year Ultra Notes	1	March-2025	111,375	(1,453)	(1,453)
U.S. Treasury 5 Year Notes	27	March-2025	2,872,547	(13,572)	(13,572)
U.S. Treasury Ultra Bonds	1	March-2025	118,469	(314)	(314)
Subtotal—Long Futures Contracts				(31,252)	(31,252)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	31	March-2025	(6,374,375)	(1,105)	(1,105)
Total Futures Contracts				$(32,357)	$(32,357)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Select ETF (HIYS)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-92.60%
Advertising-0.52%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$55,000	$53,615
Aerospace & Defense-1.47%
TransDigm, Inc., 6.38%, 03/01/2029(b)	148,000	149,668
Apparel Retail-0.50%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	56,000	51,503
Application Software-0.98%
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	36,000	35,419
8.25%, 06/30/2032(b)	14,000	14,562
SS&C Technologies, Inc.
5.50%, 09/30/2027(b)	25,000	24,952
6.50%, 06/01/2032(b)	25,000	25,429
		100,362
Automobile Manufacturers-1.01%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	115,000	102,692
Automotive Parts & Equipment-4.53%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	51,000	51,847
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	49,000	51,323
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	111,000	105,043
PHINIA, Inc.
6.75%, 04/15/2029(b)	74,000	76,113
6.63%, 10/15/2032(b)	27,000	27,076
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	151,253
		462,655
Automotive Retail-3.30%
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	51,000	51,964
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	73,000	76,710
Lithia Motors, Inc.
3.88%, 06/01/2029(b)	115,000	106,799
4.38%, 01/15/2031(b)	55,000	50,685
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	49,000	51,087
		337,245
Broadcasting-0.40%
Gray Media, Inc., 10.50%, 07/15/2029(b)	10,000	10,477
Univision Communications, Inc.
6.63%, 06/01/2027(b)	10,000	10,010
4.50%, 05/01/2029(b)(c)	6,000	5,471
7.38%, 06/30/2030(b)	5,000	4,940
8.50%, 07/31/2031(b)	10,000	10,053
		40,951
Broadline Retail-2.62%
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	58,000	49,240
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	200,000	218,809
		268,049
	Principal Amount	Value
Building Products-0.76%
Quikrete Holdings, Inc.
6.38%, 03/01/2032(b)	$50,000	$50,187
6.75%, 03/01/2033(b)	27,000	27,101
		77,288
Cable & Satellite-1.97%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)(c)	57,000	50,773
4.50%, 05/01/2032	58,000	50,349
4.25%, 01/15/2034(b)(c)	60,000	49,064
EchoStar Corp.
10.75%, 11/30/2029	28,000	30,204
6.75% PIK Rate, 2.00% Cash Rate, , 11/30/2030(d)	23,000	21,255
		201,645
Casinos & Gaming-4.60%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	185,253
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	200,000	182,414
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	94,000	101,953
		469,620
Commodity Chemicals-0.73%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	78,000	74,414
Consumer Finance-1.78%
FirstCash, Inc., 6.88%, 03/01/2032(b)	76,000	77,148
Navient Corp.
5.00%, 03/15/2027	37,000	36,381
9.38%, 07/25/2030(c)	16,000	17,436
OneMain Finance Corp., 4.00%, 09/15/2030	57,000	51,114
		182,079
Diversified Banks-0.61%
Citigroup, Inc., Series CC, 7.13%(e)(f)	55,000	56,577
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	5,000	5,451
		62,028
Diversified Financial Services-6.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(e)	150,000	153,838
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(b)	9,000	9,401
9.13%, 05/15/2031(b)	10,000	10,362
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	98,000	100,234
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031(b)	83,000	85,843
6.13%, 11/01/2032(b)	39,000	38,836
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	50,000	53,482
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	49,000	50,549
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	76,000	79,543
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	52,000	50,669
		632,757
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified REITs-0.48%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	$46,000	$49,211
Diversified Support Services-0.73%
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	47,000	49,548
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	26,000	24,918
		74,466
Electric Utilities-3.38%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(c)(e)	51,000	51,446
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,307
Duke Energy Corp., 6.45%, 09/01/2054(e)	51,000	51,284
Entergy Corp., 7.13%, 12/01/2054(e)	48,000	49,056
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	21,000	21,013
7.75%, 10/15/2031(b)	117,000	123,619
		345,725
Electrical Components & Equipment-0.49%
EnerSys
4.38%, 12/15/2027(b)	28,000	27,068
6.63%, 01/15/2032(b)	23,000	23,320
		50,388
Electronic Components-0.46%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	46,810
Electronic Manufacturing Services-0.75%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	76,000	76,968
Environmental & Facilities Services-0.74%
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	27,000	25,734
3.50%, 09/01/2028(b)	53,000	50,016
		75,750
Gold-0.49%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	50,000	50,338
Health Care Facilities-1.98%
Select Medical Corp., 6.25%, 12/01/2032(b)	50,000	49,158
Tenet Healthcare Corp., 6.75%, 05/15/2031	149,000	152,628
		201,786
Health Care REITs-0.74%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(g)	79,000	75,216
Health Care Services-2.47%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	25,000	24,296
8.00%, 12/15/2027(b)	21,000	20,882
5.25%, 05/15/2030(b)	30,000	25,600
4.75%, 02/15/2031(b)(c)	35,000	28,587
CVS Health Corp.
6.75%, 12/10/2054(e)	25,000	24,780
7.00%, 03/10/2055(c)(e)	25,000	25,314
	Principal Amount	Value
Health Care Services-(continued)
DaVita, Inc., 6.88%, 09/01/2032(b)	$50,000	$50,745
Star Parent, Inc., 9.00%, 10/01/2030(b)	49,000	51,624
		251,828
Health Care Supplies-0.97%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	50,000	48,480
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	50,000	50,869
		99,349
Homebuilding-0.49%
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	52,000	50,306
Hotel & Resort REITs-2.49%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	50,000	50,413
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	56,000	51,449
Service Properties Trust
5.50%, 12/15/2027	79,000	76,103
4.95%, 10/01/2029	16,000	13,242
4.38%, 02/15/2030(c)	79,000	63,592
		254,799
Hotels, Resorts & Cruise Lines-1.74%
Carnival Corp., 6.13%, 02/15/2033(b)	102,000	102,316
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)	50,000	50,489
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	25,000	25,214
		178,019
Housewares & Specialties-0.50%
Newell Brands, Inc., 6.63%, 05/15/2032(c)	50,000	50,619
Independent Power Producers & Energy Traders-1.05%
Vistra Corp.
8.00%(b)(e)(f)	25,000	25,655
Series C, 8.88%(b)(e)(f)	76,000	81,622
		107,277
Industrial Machinery & Supplies & Components-1.00%
ESAB Corp., 6.25%, 04/15/2029(b)	51,000	51,750
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	54,000	50,861
		102,611
Insurance Brokers-1.49%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	75,000	76,378
HUB International Ltd.
7.25%, 06/15/2030(b)	48,000	49,666
7.38%, 01/31/2032(b)	25,000	25,722
		151,766
Integrated Oil & Gas-0.49%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	50,000	50,251
Integrated Telecommunication Services-3.57%
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	200,000	214,897
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)	$9,000	$10,126
11.00%, 11/15/2029(b)	18,000	20,429
10.50%, 05/15/2030(b)	18,000	19,705
Telecom Italia Capital S.A. (Italy)
6.38%, 11/15/2033	52,000	51,261
7.72%, 06/04/2038	21,000	21,716
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	26,000	26,930
		365,064
Interactive Media & Services-1.00%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	104,000	101,996
Investment Banking & Brokerage-1.51%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(e)(f)	50,000	52,479
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
10.00%, 11/15/2029(b)	51,000	52,125
9.00%, 06/15/2030	50,000	49,276
		153,880
Leisure Facilities-0.50%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	50,000	51,114
Leisure Products-0.73%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	73,000	75,007
Life & Health Insurance-0.50%
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	51,000	51,229
Marine Transportation-1.27%
NCL Corp. Ltd.
5.88%, 02/15/2027(b)	52,000	52,271
8.13%, 01/15/2029(b)	23,000	24,437
6.75%, 02/01/2032(b)	24,000	24,390
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	28,000	29,016
		130,114
Metal, Glass & Plastic Containers-1.68%
Iris Holding, Inc., 10.00%, 12/15/2028(b)	50,000	46,343
LABL, Inc., 5.88%, 11/01/2028(b)	56,000	49,650
OI European Group B.V., 4.75%, 02/15/2030(b)	55,000	50,034
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	26,000	25,376
		171,403
Movies & Entertainment-0.49%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	56,000	50,150
Multi-line Insurance-0.51%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	50,000	51,729
Multi-Utilities-0.49%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(e)	50,000	49,848
	Principal Amount	Value
Office REITs-0.53%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	$56,000	$54,359
Oil & Gas Drilling-2.19%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	71,000	74,828
Transocean, Inc.
8.75%, 02/15/2030(b)	46,750	48,790
8.50%, 05/15/2031(b)	50,000	50,376
Valaris Ltd., 8.38%, 04/30/2030(b)	48,000	49,330
		223,324
Oil & Gas Exploration & Production-2.02%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	77,000	79,029
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	51,000	50,096
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 02/01/2031(b)	13,000	12,365
8.38%, 11/01/2033(b)	26,000	27,156
7.25%, 02/15/2035(b)	36,000	35,195
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	2,000	2,051
		205,892
Oil & Gas Storage & Transportation-6.69%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	49,000	50,084
Genesis Energy L.P./Genesis Energy Finance Corp.
7.88%, 05/15/2032	68,000	68,174
8.00%, 05/15/2033	33,000	33,028
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	98,000	101,944
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029(b)	25,000	25,674
8.38%, 02/15/2032(b)	27,000	27,794
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	49,000	50,191
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	74,000	76,593
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	50,000	50,933
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	48,000	50,192
9.88%, 02/01/2032(b)	66,000	72,696
9.00%(b)(e)(f)	73,000	76,118
		683,421
Other Specialized REITs-0.75%
Iron Mountain, Inc.
4.50%, 02/15/2031(b)	27,000	24,864
5.63%, 07/15/2032(b)	26,000	25,082
6.25%, 01/15/2033(b)	27,000	27,064
		77,010
Other Specialty Retail-0.99%
Bath & Body Works, Inc.
6.88%, 11/01/2035(c)	47,000	48,540
6.75%, 07/01/2036	51,000	52,118
		100,658
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-0.33%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	$33,000	$33,351
Passenger Airlines-1.49%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	152,000	151,733
Pharmaceuticals-1.00%
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	25,000	24,550
11.00%, 09/30/2028(b)	28,000	26,143
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	48,000	51,403
		102,096
Real Estate Development-0.99%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	48,000	51,742
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	47,000	49,819
		101,561
Reinsurance-0.51%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	54,000	52,129
Research & Consulting Services-0.49%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	51,000	49,619
Security & Alarm Services-0.50%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	50,000	51,070
Specialized Consumer Services-0.99%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	110,000	100,998
Specialized Finance-0.25%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)(c)	26,000	25,928
Specialty Chemicals-0.50%
Celanese US Holdings LLC
6.60%, 11/15/2028	24,000	24,700
6.95%, 11/15/2033	25,000	26,173
		50,873
Steel-0.49%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032(b)(c)	39,000	38,953
6.25%, 10/01/2040	13,000	11,188
		50,141
Systems Software-0.50%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	52,000	51,094
Technology Hardware, Storage & Peripherals-0.49%
Seagate HDD Cayman, 9.63%, 12/01/2032	44,000	50,055
Trading Companies & Distributors-2.76%
Air Lease Corp.
Series B, 4.65%(e)(f)	71,000	69,458
Series C, 4.13%(e)(f)	30,000	28,723
Series D, 6.00%(e)(f)	5,000	4,905
	Principal Amount		Value
Trading Companies & Distributors-(continued)
Aircastle Ltd., 5.25%(b)(e)(f)		$129,000	$127,570
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)		53,000	51,351
			282,007
Wireless Telecommunication Services-0.98%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)		111,000	99,807
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,275,874)			9,458,714
	Shares
Exchange-Traded Funds-4.33%
Invesco Senior Loan ETF(h) (Cost $444,360)		21,000	442,050
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.96%(i)
Wireless Telecommunication Services-0.96%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b) (Cost $92,311)	EUR	100,000	97,861
	Shares
Money Market Funds-3.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(h)(j) (Cost $369,106)		369,106	369,106
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.51% (Cost $10,181,651)			10,367,731
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.68%
Invesco Private Government Fund, 4.35%(h)(j)(k)		217,381	217,381
Invesco Private Prime Fund, 4.48%(h)(j)(k)		566,785	566,955
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $784,336)			784,336
TOTAL INVESTMENTS IN SECURITIES-109.19% (Cost $10,965,987)			11,152,067
OTHER ASSETS LESS LIABILITIES-(9.19)%			(938,281)
NET ASSETS-100.00%			$10,213,786
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ETF	-Exchange-Traded Fund
EUR	-Euro
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $7,839,908, which represented 76.76% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$507,840	$(63,238)	$(2,310)	$(242)	$442,050	$5,719
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	100,914	1,862,314	(1,594,122)	-	-	369,106	1,806
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	619,935	994,348	(1,396,902)	-	-	217,381	3,542 *
Invesco Private Prime Fund	1,611,942	2,038,758	(3,083,746)	17	(16)	566,955	9,627 *
Total	$2,332,791	$5,403,260	$(6,138,008)	$(2,293)	$(258)	$1,595,492	$20,694

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
4/30/2025	Citibank N.A.	EUR	61,000	USD	63,859	$165

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI EAFE Income Advantage ETF (EFAA)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-77.17%
Australia-6.08%
ANZ Group Holdings Ltd.	14,461	$273,976
APA Group	6,260	26,487
Aristocrat Leisure Ltd.	2,750	128,296
ASX Ltd.	955	37,569
BHP Group Ltd.	24,635	607,023
BlueScope Steel Ltd.	2,140	28,037
Brambles Ltd.	6,781	83,140
CAR Group Ltd.	1,766	44,153
Cochlear Ltd.	320	63,191
Coles Group Ltd.	6,556	79,286
Commonwealth Bank of Australia	8,125	804,437
Computershare Ltd.	2,583	56,335
CSL Ltd.	2,351	407,222
Endeavour Group Ltd.(a)	7,441	19,474
Fortescue Ltd.	8,250	96,937
Glencore PLC(b)	50,353	218,013
Goodman Group	8,327	186,306
GPT Group (The)	9,353	26,639
Insurance Australia Group Ltd.	11,642	66,243
James Hardie Industries PLC, CDI(b)	2,085	70,310
Lottery Corp. Ltd. (The)	10,832	33,786
Macquarie Group Ltd.	1,758	260,923
Medibank Pvt. Ltd.	13,412	33,179
Mineral Resources Ltd.	882	18,878
Mirvac Group	19,229	23,339
National Australia Bank Ltd.(a)	14,926	369,014
Northern Star Resources Ltd.	5,598	59,443
Orica Ltd.	2,360	25,667
Origin Energy Ltd.	8,399	54,347
Pro Medicus Ltd.	279	47,904
Qantas Airways Ltd.(b)	3,905	22,704
QBE Insurance Group Ltd.	7,296	94,486
Ramsay Health Care Ltd.	885	18,445
REA Group Ltd.	256	39,394
Reece Ltd.(a)	1,105	16,242
Rio Tinto Ltd.	1,807	130,571
Rio Tinto PLC	5,474	330,360
Santos Ltd.	15,841	68,817
Scentre Group	25,344	57,544
SEEK Ltd.(a)	1,766	24,911
SGH Ltd.	957	28,328
Sonic Healthcare Ltd.	2,211	38,970
South32 Ltd.	22,100	45,529
Stockland	11,642	37,004
Suncorp Group Ltd.	6,190	79,624
Telstra Group Ltd.	19,741	48,354
Transurban Group	15,099	124,782
Treasury Wine Estates Ltd.	3,977	26,470
Vicinity Ltd.	18,859	25,643
Washington H Soul Pattinson & Co. Ltd.(a)	1,108	23,455
Wesfarmers Ltd.	5,526	261,157
Westpac Banking Corp.	16,694	347,523
WiseTech Global Ltd.	893	67,826
Woodside Energy Group Ltd.	9,281	141,916
Woolworths Group Ltd.	5,967	112,559
		6,462,168
Austria-0.18%
Erste Group Bank AG	1,621	99,864
Mondi PLC	2,139	33,366
	Shares	Value
Austria-(continued)
OMV AG	734	$30,288
Verbund AG(a)	330	25,387
		188,905
Belgium-0.57%
Ageas S.A./N.V.	776	40,058
Anheuser-Busch InBev S.A./N.V.	4,351	214,846
D’Ieteren Group	106	17,817
Elia Group S.A./N.V.	149	10,076
Groupe Bruxelles Lambert N.V.	405	28,173
KBC Group N.V.	1,119	86,014
Lotus Bakeries N.V.	2	21,378
Sofina S.A.	72	17,983
Syensqo S.A.	369	29,135
UCB S.A.	615	119,898
Warehouses De Pauw C.V.A.	882	18,985
		604,363
Brazil-0.02%
Yara International ASA	812	24,337
Burkina Faso-0.02%
Endeavour Mining PLC	885	18,043
Chile-0.04%
Antofagasta PLC	1,918	40,757
China-0.13%
BOC Hong Kong (Holdings) Ltd.	17,943	58,330
SITC International Holdings Co. Ltd.	6,481	15,414
Wharf (Holdings) Ltd. (The)(a)	5,173	12,638
Wilmar International Ltd.	9,356	21,447
Yangzijiang Shipbuilding Holdings Ltd.	12,600	28,294
		136,123
Denmark-2.10%
A.P. Moller - Maersk A/S, Class A	15	21,753
A.P. Moller - Maersk A/S, Class B	22	32,560
Carlsberg A/S, Class B	464	48,702
Coloplast A/S, Class B	613	70,746
Danske Bank A/S	3,385	101,280
Demant A/S(b)	430	17,300
DSV A/S	993	198,236
Genmab A/S(b)	305	60,076
Novo Nordisk A/S, Class B	15,636	1,322,841
Novonesis (Novozymes) B, Class B	1,715	98,533
Orsted A/S(b)(c)	816	31,532
Pandora A/S	399	76,497
ROCKWOOL A/S, Class B	46	16,324
Tryg A/S	1,646	33,416
Vestas Wind Systems A/S(b)	4,933	67,994
Zealand Pharma A/S(b)	318	32,382
		2,230,172
Finland-0.76%
Elisa OYJ	666	28,727
Fortum OYJ	2,208	32,148
Kesko OYJ, Class B	1,327	25,506
Kone OYJ, Class B	1,622	84,130
Metso OYJ	3,023	30,068
Neste OYJ	2,061	26,170
Nokia OYJ	26,008	122,894
Nordea Bank Abp	15,398	183,524
Orion OYJ, Class B	515	28,006
Sampo OYJ	2,402	99,361
Stora Enso OYJ, Class R	2,804	31,119
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Finland-(continued)
UPM-Kymmene OYJ	2,582	$76,301
Wartsila OYJ Abp	2,433	46,055
		814,009
France-8.09%
Accor S.A.	955	49,198
Aeroports de Paris S.A.	151	17,242
Air Liquide S.A.	2,802	490,473
Airbus SE	2,875	498,324
Alstom S.A.(b)	1,695	33,619
Amundi S.A.(c)	293	20,669
Arkema S.A.	273	21,803
AXA S.A.	8,550	325,035
bioMerieux	201	24,446
BNP Paribas S.A.	4,956	339,245
Bollore SE	3,465	20,514
Bouygues S.A.	887	28,253
Bureau Veritas S.A.	1,547	48,447
Capgemini SE	757	137,845
Carrefour S.A.(a)	2,633	37,591
Cie de Saint-Gobain S.A.	2,211	207,763
Cie Generale des Etablissements Michelin S.C.A.	3,243	113,016
Covivio S.A.	271	14,432
Credit Agricole S.A.	5,156	77,781
Danone S.A.	3,134	219,976
Dassault Aviation S.A.	97	21,934
Dassault Systemes SE	3,245	126,953
Edenred SE(a)	1,180	40,795
Eiffage S.A.	369	33,034
ENGIE S.A.	8,912	147,423
EssilorLuxottica S.A.	1,446	397,690
Eurazeo SE	203	16,793
Gecina S.A.	221	21,620
Getlink SE	1,475	23,645
Hermes International S.C.A.	154	434,048
Ipsen S.A.	184	22,760
Kering S.A.(a)	361	94,702
Klepierre S.A.	1,035	30,877
La Francaise des Jeux SACA(c)	514	19,571
Legrand S.A.	1,257	128,420
L’Oreal S.A.	1,169	434,636
LVMH Moet Hennessy Louis Vuitton SE	1,335	978,449
Orange S.A.	9,063	97,670
Pernod Ricard S.A.(a)	988	113,073
Publicis Groupe S.A.	1,106	117,869
Renault S.A.	954	49,078
Rexel S.A.	1,105	29,314
Safran S.A.	1,763	437,947
Sartorius Stedim Biotech	142	32,810
Schneider Electric SE	2,652	674,007
SEB S.A.	120	11,441
Societe Generale S.A.	3,535	114,665
Sodexo S.A.	441	32,697
STMicroelectronics N.V.	3,314	74,191
Teleperformance SE(a)	265	24,867
Thales S.A.	444	72,022
TotalEnergies SE	10,477	608,213
Unibail-Rodamco-Westfield SE	575	48,243
Veolia Environnement S.A.	3,385	96,787
Vinci S.A.	2,432	263,719
		8,597,635
	Shares	Value
Germany-7.34%
adidas AG	778	$205,553
Allianz SE	1,902	621,464
BASF SE	4,349	209,959
Bayer AG	4,791	107,429
Bayerische Motoren Werke AG	1,408	114,580
Bayerische Motoren Werke AG, Preference Shares	272	20,710
Bechtle AG(a)	373	12,545
Beiersdorf AG	483	64,747
Brenntag SE	631	39,785
Carl Zeiss Meditec AG, BR	195	11,904
Commerzbank AG(a)	4,601	89,025
Continental AG	516	36,750
Covestro AG(b)(c)	887	52,476
CTS Eventim AG & Co. KGaA	294	28,728
Daimler Truck Holding AG	2,406	106,174
Deutsche Bank AG	9,213	180,698
Deutsche Boerse AG	915	226,508
Deutsche Lufthansa AG	2,943	19,130
Deutsche Post AG	4,968	179,233
Deutsche Telekom AG	16,947	569,733
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	553	35,282
E.ON SE	10,976	130,278
Evonik Industries AG	1,254	23,596
Fresenius Medical Care AG	998	49,678
Fresenius SE & Co. KGaA(b)	2,061	79,029
GEA Group AG	737	38,977
Hannover Rueck SE	293	77,362
Heidelberg Materials AG	663	93,488
Henkel AG & Co. KGaA	513	39,710
Henkel AG & Co. KGaA, Preference Shares	813	71,190
Infineon Technologies AG	6,340	208,882
Knorr-Bremse AG	352	27,880
LEG Immobilien SE	369	30,472
Mercedes-Benz Group AG	3,649	222,466
Merck KGaA	630	95,297
MTU Aero Engines AG	262	89,688
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	650	353,051
Nemetschek SE	280	33,524
Porsche Automobil Holding SE, Preference Shares	736	29,148
Puma SE	514	16,163
Rational AG	23	20,481
Rheinmetall AG	211	165,309
RWE AG	3,093	96,047
SAP SE	5,069	1,399,782
Sartorius AG, Preference Shares	127	36,725
Scout24 SE(c)	370	36,054
Siemens AG	3,687	792,043
Siemens Energy AG, Class A(b)	3,116	185,778
Siemens Healthineers AG(c)	1,369	77,860
Symrise AG	645	66,181
Talanx AG	295	25,109
Volkswagen AG, Preference Shares	1,003	102,484
Vonovia SE	3,539	108,494
Zalando SE(b)(c)	1,104	41,229
		7,795,868
Hong Kong-1.40%
AIA Group Ltd.	53,211	374,096
CK Asset Holdings Ltd.	9,279	38,773
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Hong Kong-(continued)
CK Hutchison Holdings Ltd.	13,210	$66,524
CK Infrastructure Holdings Ltd.	3,194	21,751
CLP Holdings Ltd.	8,421	70,020
Futu Holdings Ltd., ADR	272	26,289
Hang Seng Bank Ltd.(a)	3,608	45,212
Henderson Land Development Co. Ltd.	6,757	18,741
HKT Trust & HKT Ltd.	18,466	22,713
Hong Kong & China Gas Co. Ltd. (The)	54,406	41,774
Hong Kong Exchanges & Clearing Ltd.	5,847	228,859
Hongkong Land Holdings Ltd.	5,377	23,398
Jardine Matheson Holdings Ltd.	738	29,727
Link REIT	12,635	52,207
MTR Corp. Ltd.	7,322	22,955
Power Assets Holdings Ltd.	7,179	46,447
Prudential PLC	13,089	109,159
Sino Land Co. Ltd.	18,635	17,872
Sun Hung Kai Properties Ltd.	7,204	64,401
Swire Pacific Ltd., Class A	2,032	17,648
Techtronic Industries Co. Ltd.	7,163	96,340
WH Group Ltd.	41,455	32,340
Wharf Real Estate Investment Co. Ltd.(a)	8,008	19,928
		1,487,174
Ireland-0.30%
AerCap Holdings N.V.	944	90,246
AIB Group PLC	8,997	53,014
Bank of Ireland Group PLC	4,876	48,549
Kerry Group PLC, Class A	737	75,841
Kingspan Group PLC	737	51,233
		318,883
Israel-0.62%
Azrieli Group Ltd.	220	18,251
Bank Hapoalim B.M.	6,189	79,494
Bank Leumi le-Israel B.M.	7,321	91,735
Check Point Software Technologies Ltd.(b)	427	93,095
Elbit Systems Ltd.	130	39,361
Global-e Online Ltd.(b)	487	29,166
ICL Group Ltd.	3,759	22,377
Israel Discount Bank Ltd., Class A	6,039	44,207
Mizrahi Tefahot Bank Ltd.	737	35,123
Nice Ltd.(b)	294	49,204
Teva Pharmaceutical Industries Ltd., ADR(b)	5,454	96,699
Wix.com Ltd.(b)	257	61,395
		660,107
Italy-2.09%
Amplifon S.p.A.	592	15,853
Assicurazioni Generali S.p.A.	4,572	145,066
Banco BPM S.p.A.	6,262	55,158
BPER Banca S.p.A.	4,832	32,985
Coca-Cola HBC AG(b)	1,036	36,041
Davide Campari-Milano N.V.(a)	3,021	17,465
DiaSorin S.p.A.	111	11,914
Enel S.p.A.	39,491	281,272
Eni S.p.A.	11,196	157,949
Ferrari N.V.	613	263,543
FinecoBank Banca Fineco S.p.A.	2,948	56,084
Infrastrutture Wireless Italiane S.p.A.(c)	1,621	16,888
Intesa Sanpaolo S.p.A.	71,016	308,018
Leonardo S.p.A.	1,988	62,237
Mediobanca Banca di Credito Finanziario S.p.A.	2,502	40,986
	Shares	Value
Italy-(continued)
Moncler S.p.A.	1,134	$71,934
Nexi S.p.A.(b)(c)	2,499	12,717
Poste Italiane S.p.A.(c)	2,212	33,638
Prysmian S.p.A.	1,364	95,075
Recordati Industria Chimica e Farmaceutica S.p.A.	514	31,298
Snam S.p.A.	9,871	45,743
Telecom Italia S.p.A.(a)(b)	48,621	13,373
Terna S.p.A.	6,852	56,639
UniCredit S.p.A.	7,175	330,182
Unipol Assicurazioni S.p.A.	1,916	26,017
		2,218,075
Japan-17.30%
Advantest Corp.	3,726	206,326
AEON Co. Ltd.	3,168	76,873
AGC, Inc.	1,056	30,555
Aisin Corp.	2,547	28,856
Ajinomoto Co., Inc.	2,283	91,664
ANA Holdings, Inc.	710	13,340
Asahi Group Holdings Ltd.	7,069	76,688
Asahi Kasei Corp.	6,117	41,610
ASICS Corp.	3,345	74,678
Astellas Pharma, Inc.	8,839	85,821
Bandai Namco Holdings, Inc.	2,843	70,629
Bridgestone Corp.	2,800	100,597
Brother Industries Ltd.	1,107	19,536
Canon, Inc.	4,504	145,389
Capcom Co. Ltd.	1,696	38,785
Central Japan Railway Co.	3,758	69,809
Chiba Bank Ltd. (The)	2,581	22,016
Chubu Electric Power Co., Inc.	3,164	33,014
Chugai Pharmaceutical Co. Ltd.	3,246	140,173
Concordia Financial Group Ltd.	5,153	29,968
Dai Nippon Printing Co. Ltd.	1,879	27,814
Daifuku Co. Ltd.	1,576	32,398
Dai-ichi Life Holdings, Inc.	4,420	120,880
Daiichi Sankyo Co. Ltd.	8,492	237,135
Daikin Industries Ltd.	1,357	159,647
Daito Trust Construction Co. Ltd.	292	31,338
Daiwa House Industry Co. Ltd.	2,925	92,294
Daiwa Securities Group, Inc.	6,483	47,006
Denso Corp.	9,112	126,296
Dentsu Group, Inc.	1,059	24,573
Disco Corp.	443	128,417
East Japan Railway Co.	4,421	78,833
Eisai Co. Ltd.	1,252	37,146
ENEOS Holdings, Inc.	13,271	66,823
FANUC Corp.	4,642	138,512
Fast Retailing Co. Ltd.	931	307,117
Fuji Electric Co. Ltd.	653	31,161
FUJIFILM Holdings Corp.	5,454	120,348
Fujikura Ltd.	1,300	52,406
Fujitsu Ltd.	8,077	156,454
Hankyu Hanshin Holdings, Inc.	1,206	30,735
Hikari Tsushin, Inc.	73	16,702
Hitachi Construction Machinery Co. Ltd.	515	12,351
Hitachi Ltd.	22,515	566,933
Honda Motor Co. Ltd.	21,837	207,018
Hoshizaki Corp.	515	19,091
Hoya Corp.	1,698	228,378
Hulic Co. Ltd.	1,843	16,269
Idemitsu Kosan Co. Ltd.	4,420	29,546
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Inpex Corp.	4,272	$51,063
Isuzu Motors Ltd.	2,771	37,313
ITOCHU Corp.	5,781	266,602
Japan Airlines Co. Ltd.	666	10,945
Japan Exchange Group, Inc.	4,860	51,433
Japan Post Bank Co. Ltd.	7,071	73,258
Japan Post Holdings Co. Ltd.	9,356	97,869
Japan Post Insurance Co. Ltd.	954	18,621
Japan Real Estate Investment Corp.	30	21,169
Japan Tobacco, Inc.	5,821	148,529
JFE Holdings, Inc.	2,802	32,455
Kajima Corp.	1,961	34,924
Kansai Electric Power Co., Inc. (The)	4,362	48,201
Kao Corp.	2,281	90,590
Kawasaki Kisen Kaisha Ltd.	1,817	23,030
KDDI Corp.	7,474	249,398
Keyence Corp.	949	409,389
Kikkoman Corp.	3,315	34,750
Kirin Holdings Co. Ltd.	3,760	47,654
Kobe Bussan Co. Ltd.	735	16,729
Kokusai Electric Corp.	720	11,136
Komatsu Ltd.	4,294	129,726
Konami Group Corp.	512	47,206
Kubota Corp.	4,564	57,338
Kyocera Corp.	6,260	65,080
Kyowa Kirin Co. Ltd.	1,145	17,089
Lasertec Corp.	372	38,751
LY Corp.	13,839	40,487
M3, Inc.	2,139	19,444
Makita Corp.	1,204	35,662
Marubeni Corp.	6,925	103,121
MatsukiyoCocokara & Co.	1,694	25,113
McDonald’s Holdings Co. (Japan) Ltd.	440	16,618
MEIJI Holdings Co. Ltd.	1,208	24,353
MINEBEA MITSUMI, Inc.	1,768	28,419
Mitsubishi Chemical Group Corp.	6,629	33,912
Mitsubishi Corp.	16,185	258,547
Mitsubishi Electric Corp.	9,151	150,231
Mitsubishi Estate Co. Ltd.	5,256	76,496
Mitsubishi HC Capital, Inc.	4,309	28,701
Mitsubishi Heavy Industries Ltd.	15,621	228,979
Mitsubishi UFJ Financial Group, Inc.	53,915	682,909
Mitsui & Co. Ltd.	12,328	244,382
Mitsui Chemicals, Inc.	814	17,879
Mitsui Fudosan Co. Ltd.	13,038	117,864
Mitsui OSK Lines Ltd.	1,695	57,692
Mizuho Financial Group, Inc.	11,684	322,238
MonotaRO Co. Ltd.	1,252	21,604
MS&AD Insurance Group Holdings, Inc.	6,261	130,020
Murata Manufacturing Co. Ltd.	8,219	129,331
NEC Corp.	1,279	127,050
Nexon Co. Ltd.	1,621	21,092
Nidec Corp.	4,123	71,323
Nintendo Co. Ltd.	5,082	333,931
Nippon Building Fund, Inc.	35	27,899
Nippon Paint Holdings Co. Ltd.	4,640	29,284
Nippon Sanso Holdings Corp.	815	23,118
Nippon Steel Corp.	4,397	91,422
Nippon Telegraph & Telephone Corp.	145,858	143,817
Nippon Yusen K.K.	2,113	66,418
Nissan Motor Co. Ltd.	10,822	29,660
Nissin Foods Holdings Co. Ltd.	1,058	23,694
	Shares	Value
Japan-(continued)
Nitori Holdings Co. Ltd.	372	$43,632
Nitto Denko Corp.	3,330	59,165
Nomura Holdings, Inc.	14,659	95,455
Nomura Research Institute Ltd.	1,840	62,267
NTT DATA Group Corp.	3,093	60,120
Obayashi Corp.	3,166	42,587
OBIC Co. Ltd.	1,580	47,262
Olympus Corp.	5,600	85,120
Omron Corp.	782	25,839
Ono Pharmaceutical Co. Ltd.	1,839	19,162
Oriental Land Co. Ltd.	5,306	119,436
ORIX Corp.	5,600	118,475
Osaka Gas Co. Ltd.	1,771	34,874
Otsuka Corp.	1,206	27,232
Otsuka Holdings Co. Ltd.	2,159	112,915
Pan Pacific International Holdings Corp.	1,841	51,337
Panasonic Holdings Corp.	11,346	115,955
Rakuten Group, Inc.(b)	7,295	45,879
Recruit Holdings Co. Ltd.	6,823	476,946
Renesas Electronics Corp.(b)	8,194	109,928
Resona Holdings, Inc.	10,313	76,669
Ricoh Co. Ltd.(a)	2,654	30,485
SBI Holdings, Inc.	1,326	38,285
SCREEN Holdings Co. Ltd.(a)	372	25,963
SCSK Corp.	737	16,344
SECOM Co. Ltd.	2,059	69,397
Seiko Epson Corp.	1,399	25,322
Sekisui Chemical Co. Ltd.	1,842	30,575
Sekisui House Ltd.	2,876	66,204
Seven & i Holdings Co. Ltd.	10,803	172,729
SG Holdings Co. Ltd.	1,548	14,612
Shimadzu Corp.	1,175	34,139
Shimano, Inc.	370	52,003
Shin-Etsu Chemical Co. Ltd.	8,770	272,320
Shionogi & Co. Ltd.	3,651	53,770
Shiseido Co. Ltd.	1,920	32,294
Shizuoka Financial Group, Inc.	2,138	19,106
SMC Corp.	282	106,874
SoftBank Corp.	139,230	179,370
SoftBank Group Corp.	4,712	288,508
Sompo Holdings, Inc.	4,418	123,396
Sony Group Corp.	30,285	669,428
Subaru Corp.	2,845	49,637
Sumitomo Corp.	5,282	114,696
Sumitomo Electric Industries Ltd.	3,466	64,855
Sumitomo Metal Mining Co. Ltd.	1,279	29,254
Sumitomo Mitsui Financial Group, Inc.	18,140	447,733
Sumitomo Mitsui Trust Group, Inc.	3,168	79,786
Sumitomo Realty & Development Co. Ltd.	1,498	51,843
Suntory Beverage & Food Ltd.	664	20,658
Suzuki Motor Corp.	7,664	91,854
Sysmex Corp.	2,433	46,581
T&D Holdings, Inc.	2,362	45,008
Taisei Corp.	812	34,119
Takeda Pharmaceutical Co. Ltd.	7,634	205,680
TDK Corp.	9,370	113,437
Terumo Corp.	6,457	121,415
TIS, Inc.	1,134	25,114
Toho Co. Ltd.	516	23,291
Tokio Marine Holdings, Inc.	9,136	301,813
Tokyo Electric Power Co. Holdings, Inc.(b)	7,443	19,537
Tokyo Electron Ltd.	2,193	370,509
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Tokyo Gas Co. Ltd.	1,667	$47,232
Tokyu Corp.	2,632	30,085
TOPPAN Holdings, Inc.	1,206	33,902
Toray Industries, Inc.	6,778	47,107
TOTO Ltd.	665	16,280
Toyota Industries Corp.	783	65,435
Toyota Motor Corp.	49,814	946,443
Toyota Tsusho Corp.	3,095	52,356
Trend Micro, Inc.(b)	612	36,312
Unicharm Corp.	5,661	44,281
West Japan Railway Co.	2,139	39,410
Yakult Honsha Co. Ltd.	1,254	22,939
Yamaha Motor Co. Ltd.	4,349	36,440
Yaskawa Electric Corp.	1,176	34,197
Yokogawa Electric Corp.	1,206	26,515
Zensho Holdings Co. Ltd.	444	24,533
ZOZO, Inc.	663	21,782
		18,386,354
Jordan-0.02%
Hikma Pharmaceuticals PLC	812	23,069
Luxembourg-0.11%
ArcelorMittal S.A.	2,282	56,997
CVC Capital Partners PLC(a)(b)(c)	1,032	24,486
Eurofins Scientific SE	663	35,644
		117,127
Macau-0.07%
Galaxy Entertainment Group Ltd.	11,585	50,415
Sands China Ltd.(a)(b)	11,285	27,130
		77,545
Netherlands-3.47%
ABN AMRO Bank N.V., CVA(c)	2,136	35,902
Adyen N.V.(b)(c)	106	171,451
Aegon Ltd.	6,631	43,380
Akzo Nobel N.V.	814	46,330
argenx SE(b)	287	189,852
ASM International N.V.	229	133,138
ASML Holding N.V.	1,940	1,438,115
ASR Nederland N.V.	738	36,442
BE Semiconductor Industries N.V.	371	47,412
Euronext N.V.(c)	372	43,296
EXOR N.V.	484	45,953
Heineken Holding N.V.	629	38,004
Heineken N.V.	1,398	97,331
IMCD N.V.	279	43,782
ING Groep N.V.	16,039	267,135
JDE Peet’s N.V.(a)	591	10,344
Koninklijke Ahold Delhaize N.V.	4,512	160,279
Koninklijke KPN N.V.	18,883	68,470
Koninklijke Philips N.V.(b)	3,908	107,937
NN Group N.V.	1,326	60,985
Prosus N.V.(b)	6,642	254,234
Randstad N.V.	515	22,279
Universal Music Group N.V.	3,981	111,269
Wolters Kluwer N.V.	1,158	210,801
		3,684,121
New Zealand-0.23%
Auckland International Airport Ltd.	8,349	40,805
Fisher & Paykel Healthcare Corp. Ltd.	2,871	60,871
Infratil Ltd.	4,458	28,235
	Shares	Value
New Zealand-(continued)
Mercury NZ Ltd.	3,388	$12,071
Meridian Energy Ltd.	6,335	21,108
Xero Ltd.(b)	706	79,726
		242,816
Norway-0.44%
Aker BP ASA	1,547	32,331
DNB Bank ASA	4,358	92,684
Equinor ASA	4,081	98,410
Gjensidige Forsikring ASA	958	19,669
Kongsberg Gruppen ASA	427	50,750
Mowi ASA	2,281	45,803
Norsk Hydro ASA	6,829	40,328
Orkla ASA	3,390	31,519
SalMar ASA	295	15,616
Telenor ASA	2,990	36,600
		463,710
Poland-0.02%
InPost S.A.(b)	1,092	17,902
Portugal-0.11%
EDP S.A.	15,320	48,269
Galp Energia SGPS S.A.	2,281	38,254
Jeronimo Martins SGPS S.A.	1,397	27,593
		114,116
Singapore-1.24%
CapitaLand Ascendas REIT	18,197	34,593
CapitaLand Integrated Commercial Trust	28,298	40,505
CapitaLand Investment Ltd.	11,506	20,771
DBS Group Holdings Ltd.	9,724	319,154
Genting Singapore Ltd.	29,540	16,402
Grab Holdings Ltd., Class A(b)	10,240	46,899
Keppel Ltd.	7,075	35,242
Oversea-Chinese Banking Corp. Ltd.	16,405	209,813
Sea Ltd., ADR(a)(b)	1,797	218,857
Sembcorp Industries Ltd.	4,349	17,838
Singapore Airlines Ltd.	7,291	34,105
Singapore Exchange Ltd.	4,198	37,874
Singapore Technologies Engineering Ltd.	7,589	27,009
Singapore Telecommunications Ltd.	36,164	88,603
United Overseas Bank Ltd.	6,087	167,786
		1,315,451
South Africa-0.17%
Anglo American PLC	6,189	181,609
South Korea-0.02%
Delivery Hero SE(b)(c)	906	23,463
Spain-2.09%
Acciona S.A.	119	13,435
ACS Actividades de Construccion y Servicios S.A.	858	43,775
ACS Actividades de Construccion y Servicios S.A., Rts., expiring 02/13/2025(b)	858	425
Aena SME S.A.(c)	364	78,554
Amadeus IT Group S.A.	2,188	160,444
Banco Bilbao Vizcaya Argentaria S.A.	28,060	320,124
Banco de Sabadell S.A.	26,523	62,649
Banco Santander S.A.	75,438	387,384
CaixaBank S.A.	19,409	117,733
Cellnex Telecom S.A.(c)	2,582	86,659
EDP Renovaveis S.A.	1,545	14,485
Endesa S.A.	1,547	34,319
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Spain-(continued)
Grifols S.A.(a)(b)	1,474	$12,637
Iberdrola S.A.	29,861	422,859
Industria de Diseno Textil S.A.	5,306	288,610
Redeia Corp. S.A.	1,988	33,510
Repsol S.A.	5,717	66,580
Telefonica S.A.(a)	19,326	78,903
		2,223,085
Sweden-2.86%
Addtech AB, Class B	1,279	37,428
Alfa Laval AB	1,399	62,523
Assa Abloy AB, Class B	4,864	149,398
Atlas Copco AB, Class A	13,111	219,593
Atlas Copco AB, Class B	7,588	113,098
Beijer Ref AB(a)	1,767	26,288
Boliden AB	1,327	39,959
Epiroc AB, Class A	3,241	61,921
Epiroc AB, Class B	1,916	32,069
EQT AB	1,838	60,166
Essity AB, Class B	2,947	74,827
Evolution AB(c)	823	63,303
Fastighets AB Balder, Class B(a)(b)	3,242	23,128
Getinge AB, Class B	1,106	21,774
H & M Hennes & Mauritz AB, Class B	2,801	37,413
Hexagon AB, Class B	10,097	117,201
Holmen AB, Class B	370	14,056
Industrivarden AB, Class A	592	21,074
Industrivarden AB, Class C	738	26,144
Indutrade AB	1,327	36,625
Investment AB Latour, Class B	734	19,240
Investor AB, Class B	8,404	239,930
L E Lundbergforetagen AB, Class B	370	17,854
Lifco AB, Class B	1,108	36,427
NIBE Industrier AB, Class B(a)	7,367	29,592
Saab AB, Class B	1,548	33,549
Sagax AB, Class B	1,036	22,859
Sandvik AB	5,230	108,188
Securitas AB, Class B	2,362	30,129
Skandinaviska Enskilda Banken AB, Class A	7,736	109,934
Skanska AB, Class B(a)	1,622	34,841
SKF AB, Class B	1,622	32,845
Spotify Technology S.A.(b)	743	407,573
Svenska Cellulosa AB S.C.A., Class B	2,946	40,678
Svenska Handelsbanken AB, Class A	7,142	79,220
Swedbank AB, Class A	4,128	90,112
Swedish Orphan Biovitrum AB, Class B(b)	955	28,955
Tele2 AB, Class B	2,583	28,835
Telefonaktiebolaget LM Ericsson, Class B	13,552	102,307
Telia Co. AB	11,494	33,950
Trelleborg AB, Class B	1,035	39,070
Volvo AB, Class A	958	26,495
Volvo AB, Class B	7,736	213,702
		3,044,273
Switzerland-5.00%
ABB Ltd.	7,679	419,383
Adecco Group AG	813	19,412
Avolta AG(b)	442	20,038
Bachem Holding AG(b)	150	9,578
Baloise Holding AG	211	38,616
Banque Cantonale Vaudoise	149	15,081
Barry Callebaut AG(a)	18	19,846
BKW AG	104	17,796
	Shares	Value
Switzerland-(continued)
Chocoladefabriken Lindt & Spruengli AG, PC	10	$115,212
Cie Financiere Richemont S.A.	2,618	507,613
Clariant AG(b)	1,035	11,685
DSM-Firmenich AG	886	90,639
EMS-Chemie Holding AG	33	23,430
Galderma Group AG, Class A(b)	404	49,303
Geberit AG	161	90,068
Givaudan S.A.	45	197,134
Helvetia Holding AG	181	31,678
Julius Baer Group Ltd.	1,000	70,473
Kuehne + Nagel International AG, Class R	237	54,014
Logitech International S.A., Class R	737	73,173
Lonza Group AG	351	223,228
Nestle S.A.	12,720	1,083,657
Partners Group Holding AG	109	166,080
Sandoz Group AG	1,990	95,559
Schindler Holding AG	112	31,592
Schindler Holding AG, PC	197	57,094
SGS S.A.	735	71,609
SIG Group AG(b)	1,477	32,307
Sika AG(b)	736	187,473
Sonova Holding AG, Class A	245	85,731
Straumann Holding AG(b)	545	77,519
Swatch Group AG (The), BR	140	26,014
Swiss Life Holding AG	139	113,823
Swiss Prime Site AG	371	42,480
Swisscom AG	125	70,552
Temenos AG	274	23,369
UBS Group AG(b)	15,969	564,734
VAT Group AG(c)	131	50,475
Zurich Insurance Group AG	710	431,514
		5,308,982
United Kingdom-9.70%
3i Group PLC	4,716	227,057
Admiral Group PLC	1,255	42,020
Ashtead Group PLC	2,123	138,656
Associated British Foods PLC	1,622	38,141
AstraZeneca PLC	7,527	1,058,866
Auto Trader Group PLC(c)	4,418	43,123
Aviva PLC	12,998	82,565
BAE Systems PLC	14,738	223,259
Barclays PLC	70,564	259,170
Barratt Redrow PLC	6,710	37,668
Berkeley Group Holdings PLC (The)	498	23,878
British American Tobacco PLC	9,673	384,606
BT Group PLC(a)	31,534	55,386
Bunzl PLC	1,621	69,148
Centrica PLC	25,036	44,095
Coca-Cola Europacific Partners PLC	1,006	79,021
Compass Group PLC	8,238	284,442
Croda International PLC	662	27,326
DCC PLC	480	33,168
Diageo PLC	10,831	323,350
Entain PLC	2,949	25,661
Haleon PLC	41,850	195,489
Halma PLC	1,841	69,114
Hargreaves Lansdown PLC	1,699	23,203
HSBC Holdings PLC	88,391	925,140
Imperial Brands PLC	3,895	131,650
Informa PLC	6,459	69,068
InterContinental Hotels Group PLC	773	103,293
Intertek Group PLC	784	49,552
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
J Sainsbury PLC	8,106	$25,513
JD Sports Fashion PLC	12,667	13,930
Kingfisher PLC	9,133	27,806
Land Securities Group PLC	3,463	25,028
Legal & General Group PLC	28,634	85,688
Lloyds Banking Group PLC	297,797	229,455
London Stock Exchange Group PLC	2,326	346,868
M&G PLC	11,049	28,525
Marks & Spencer Group PLC	9,959	41,344
Melrose Industries PLC	6,408	48,465
National Grid PLC	23,722	288,393
NatWest Group PLC	34,276	183,139
Next PLC	578	71,194
Pearson PLC	2,948	49,014
Persimmon PLC	1,548	24,224
Phoenix Group Holdings PLC	3,390	21,895
Reckitt Benckiser Group PLC	3,357	222,469
RELX PLC	9,046	450,153
Rentokil Initial PLC	12,306	60,398
Rolls-Royce Holdings PLC(b)	41,104	307,133
Sage Group PLC (The)	4,865	81,027
Schroders PLC	3,908	17,103
Segro PLC	6,189	54,837
Severn Trent PLC	1,325	41,470
Shell PLC	30,123	991,196
Smith & Nephew PLC	4,271	54,277
Smiths Group PLC	1,696	43,290
Spirax Group PLC	369	36,766
SSE PLC	5,307	107,141
Standard Chartered PLC	10,203	137,519
Taylor Wimpey PLC	17,241	25,588
Tesco PLC	33,269	153,444
Unilever PLC	12,053	691,836
United Utilities Group PLC	3,316	41,988
Vodafone Group PLC	107,873	92,098
Whitbread PLC	885	30,763
Wise PLC, Class A(b)	3,235	44,666
WPP PLC	5,235	49,871
		10,312,629
United States-4.58%
Alcon AG	2,432	222,589
BP PLC	78,530	407,127
CyberArk Software Ltd.(b)	209	77,535
Experian PLC	4,465	220,415
Ferrovial SE	2,311	98,846
GSK PLC	20,125	351,319
Holcim AG(b)	2,530	254,321
Monday.com Ltd.(b)	182	46,494
Novartis AG	9,578	1,005,576
Oracle Corp.	192	17,555
QIAGEN N.V.(b)	1,072	47,719
Roche Holding AG	3,412	1,075,826
Roche Holding AG, BR	150	50,032
Sanofi S.A.	5,527	601,931
Stellantis N.V.	9,540	127,641
Swiss Re AG	1,465	224,323
Tenaris S.A.	1,976	37,422
		4,866,671
Total Common Stocks & Other Equity Interests (Cost $81,374,213)		81,999,542
	Principal Amount
Equity Linked Notes-3.82%
Canada-1.83%
Bank of Montreal (iShares MSCI EAFE ETF), 214.29%, 02/18/2025	107,000	$99,768
Bank of Montreal (iShares MSCI EAFE ETF), 171.00%, 02/24/2025(c)	140,000	140,343
Royal Bank of Canada (iShares MSCI EAFE ETF), 190.65%, 02/06/2025(c)	320,000	281,549
TD Bank Group (iShares MSCI EAFE ETF), 145.00%, 02/26/2025	295,000	295,000
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF), 212.00%, 02/13/2025(c)	324,000	286,662
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF), 219.00%, 02/14/2025(c)	202,000	180,505
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF), 175.50%, 02/28/2025(c)	667,000	661,178
		1,945,005
France-0.27%
BNP Paribas Issuance B.V. (iShares MSCI EAFE ETF), 270.74%, 02/11/2025(c)	368,000	284,654
Japan-0.78%
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 195.00%, 02/21/2025(c)	184,000	185,026
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 182.10%, 02/25/2025(c)	241,000	241,740
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 181.80%, 02/27/2025(c)	231,000	231,441
Nomura America Finance LLC (iShares MSCI EAFE ETF), 194.00%, 02/19/2025(c)	175,000	173,705
		831,912
Switzerland-0.13%
UBS AG (iShares MSCI EAFE ETF), 253.50%, 02/12/2025(c)	173,000	138,207
United Kingdom-0.32%
Barclays Bank PLC (iShares MSCI EAFE ETF), 213.00%, 02/20/2025(c)	347,000	342,629
United States-0.49%
J.P. Morgan Structured Products B.V. (iShares MSCI EAFE ETF), 184.22%, 02/26/2025(c)	231,000	229,290
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 229.50%, 02/07/2025(c)	186,000	141,676
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 206.20%, 02/10/2025(c)	186,000	143,784
		514,750
Total Equity Linked Notes (Cost $4,377,000)		4,057,157
	Shares
Money Market Funds-19.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $20,522,997)	20,522,997	20,522,997
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $106,274,210)		106,579,696
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.53%
Invesco Private Government Fund, 4.35%(d)(e)(f)	450,851	$450,851
Invesco Private Prime Fund, 4.48%(d)(e)(f)	1,170,915	1,171,266
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,622,117)		1,622,117
TOTAL INVESTMENTS IN SECURITIES-101.83% (Cost $107,896,327)		108,201,813
OTHER ASSETS LESS LIABILITIES-(1.83)%		(1,940,404)
NET ASSETS-100.00%		$106,261,409

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
ETF-Exchange-Traded Fund
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $4,661,017, which represented 4.39% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,563,266	$5,926,870	$(9,967,139)	$-	$-	$20,522,997	$255,418
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	79,384	904,759	(533,292)	-	-	450,851	2,614 *
Invesco Private Prime Fund	207,437	2,385,415	(1,421,586)	-	-	1,171,266	6,911 *
Total	$24,850,087	$9,217,044	$(11,922,017)	$-	$-	$22,145,114	$264,943

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Income Advantage ETF (QQA)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-76.19%
Advertising-0.25%
Trade Desk, Inc. (The), Class A(b)	3,380	$401,138
Aerospace & Defense-0.23%
Axon Enterprise, Inc.(b)	572	373,047
Apparel Retail-0.24%
Ross Stores, Inc.	2,495	375,647
Apparel, Accessories & Luxury Goods-0.23%
lululemon athletica, inc.(b)	884	366,153
Application Software-5.68%
Adobe, Inc.(b)	3,306	1,446,210
ANSYS, Inc.(b)	660	231,330
AppLovin Corp., Class A(b)	2,243	828,990
Atlassian Corp., Class A(b)	1,212	371,817
Autodesk, Inc.(b)	1,617	503,437
Cadence Design Systems, Inc.(b)	2,059	612,800
Datadog, Inc., Class A(b)	2,357	336,367
Intuit, Inc.	2,103	1,264,976
MicroStrategy, Inc., Class A(b)	1,699	568,808
Palantir Technologies, Inc., Class A(b)	16,378	1,351,021
Roper Technologies, Inc.	805	463,398
Synopsys, Inc.(b)	1,151	604,828
Workday, Inc., Class A(b)	1,603	420,082
		9,004,064
Automobile Manufacturers-2.82%
Tesla, Inc.(b)	11,072	4,479,731
Automotive Retail-0.35%
O’Reilly Automotive, Inc.(b)	434	561,778
Biotechnology-2.31%
Amgen, Inc.	4,035	1,151,670
Biogen, Inc.(b)	1,093	157,315
Gilead Sciences, Inc.	9,355	909,306
Regeneron Pharmaceuticals, Inc.(b)	811	545,787
Vertex Pharmaceuticals, Inc.(b)	1,934	892,889
		3,656,967
Broadline Retail-5.62%
Amazon.com, Inc.(b)	32,096	7,628,578
MercadoLibre, Inc. (Brazil)(b)	380	730,432
PDD Holdings, Inc., ADR (China)(b)	5,012	560,893
		8,919,903
Cable & Satellite-0.84%
Charter Communications, Inc., Class A(b)	1,067	368,638
Comcast Corp., Class A	28,661	964,729
		1,333,367
Cargo Ground Transportation-0.19%
Old Dominion Freight Line, Inc.(c)	1,607	298,275
Communications Equipment-1.14%
Cisco Systems, Inc.	29,907	1,812,364
Construction Machinery & Heavy Transportation Equipment-0.27%
PACCAR, Inc.	3,936	436,424
Consumer Staples Merchandise Retail-2.06%
Costco Wholesale Corp.	3,327	3,260,061
Diversified Support Services-0.65%
Cintas Corp.	3,025	606,724
Copart, Inc.(b)	7,245	419,703
		1,026,427
	Shares	Value
Electric Utilities-1.07%
American Electric Power Co., Inc.	4,004	$393,834
Constellation Energy Corp.	2,350	704,953
Exelon Corp.	7,556	302,240
Xcel Energy, Inc.	4,317	290,102
		1,691,129
Health Care Equipment-1.48%
DexCom, Inc.(b)	2,937	255,020
GE HealthCare Technologies, Inc.	3,435	303,310
IDEXX Laboratories, Inc.(b)	616	259,983
Intuitive Surgical, Inc.(b)	2,675	1,529,779
		2,348,092
Hotels, Resorts & Cruise Lines-1.39%
Airbnb, Inc., Class A(b)	3,254	426,827
Booking Holdings, Inc.	249	1,179,653
Marriott International, Inc., Class A	2,087	606,461
		2,212,941
Human Resource & Employment Services-0.84%
Automatic Data Processing, Inc.	3,059	926,907
Paychex, Inc.	2,704	399,300
		1,326,207
Industrial Conglomerates-0.69%
Honeywell International, Inc.	4,883	1,092,425
Industrial Gases-1.00%
Linde PLC	3,575	1,594,879
Interactive Home Entertainment-0.31%
Electronic Arts, Inc.	1,969	242,010
Take-Two Interactive Software, Inc.(b)	1,320	244,873
		486,883
Interactive Media & Services-7.38%
Alphabet, Inc., Class A	17,835	3,638,697
Alphabet, Inc., Class C	16,891	3,472,790
Meta Platforms, Inc., Class A	6,653	4,585,114
		11,696,601
Internet Services & Infrastructure-0.10%
MongoDB, Inc.(b)	556	151,966
IT Consulting & Other Services-0.19%
Cognizant Technology Solutions Corp., Class A	3,730	308,135
Movies & Entertainment-2.10%
Netflix, Inc.(b)	3,209	3,134,423
Warner Bros. Discovery, Inc.(b)	18,444	192,555
		3,326,978
Oil & Gas Equipment & Services-0.22%
Baker Hughes Co., Class A	7,440	343,579
Oil & Gas Exploration & Production-0.23%
Diamondback Energy, Inc.(c)	2,195	360,770
Packaged Foods & Meats-0.54%
Kraft Heinz Co. (The)	9,089	271,216
Mondelez International, Inc., Class A	10,032	581,756
		852,972
Pharmaceuticals-0.19%
AstraZeneca PLC, ADR (United Kingdom)	4,378	309,787
Rail Transportation-0.30%
CSX Corp.	14,469	475,596
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Real Estate Services-0.15%
CoStar Group, Inc.(b)	3,081	$236,005
Research & Consulting Services-0.19%
Verisk Analytics, Inc.	1,062	305,261
Restaurants-0.92%
DoorDash, Inc., Class A(b)	2,920	551,384
Starbucks Corp.	8,512	916,572
		1,467,956
Semiconductor Materials & Equipment-1.98%
Applied Materials, Inc.	6,189	1,116,186
ASML Holding N.V., New York Shares (Netherlands)	667	493,120
KLA Corp.	1,004	741,193
Lam Research Corp.	9,657	782,700
		3,133,199
Semiconductors-14.09%
Advanced Micro Devices, Inc.(b)	12,186	1,412,967
Analog Devices, Inc.	3,728	789,926
ARM Holdings PLC, ADR(b)(c)	961	153,327
Broadcom, Inc.	23,582	5,217,989
GLOBALFOUNDRIES, Inc.(b)(c)	4,153	172,225
Intel Corp.	32,366	628,871
Marvell Technology, Inc.	6,503	733,929
Microchip Technology, Inc.	4,035	219,100
Micron Technology, Inc.	8,365	763,223
NVIDIA Corp.	74,757	8,976,073
NXP Semiconductors N.V. (China)	1,905	397,288
ON Semiconductor Corp.(b)	3,200	167,488
QUALCOMM, Inc.	8,339	1,442,063
Texas Instruments, Inc.	6,847	1,264,025
		22,338,494
Soft Drinks & Non-alcoholic Beverages-1.58%
Coca-Cola Europacific Partners PLC (United Kingdom)	3,459	271,704
Keurig Dr Pepper, Inc.	10,198	327,356
Monster Beverage Corp.(b)	7,312	356,168
PepsiCo, Inc.	10,303	1,552,559
		2,507,787
Systems Software-7.47%
CrowdStrike Holdings, Inc., Class A(b)(c)	1,755	698,613
Fortinet, Inc.(b)	5,753	580,362
Microsoft Corp.	22,696	9,420,202
Palo Alto Networks, Inc.(b)(c)	4,928	908,822
Zscaler, Inc.(b)	1,151	233,181
		11,841,180
Technology Distributors-0.13%
CDW Corp.	1,002	199,538
Technology Hardware, Storage & Peripherals-6.87%
Apple, Inc.	46,142	10,889,512
Trading Companies & Distributors-0.20%
Fastenal Co.	4,308	315,518
Transaction & Payment Processing Services-0.42%
PayPal Holdings, Inc.(b)	7,523	666,387
Wireless Telecommunication Services-1.28%
T-Mobile US, Inc.	8,714	2,030,101
Total Common Stocks & Other Equity Interests (Cost $110,146,363)		120,815,224
	Principal Amount	Value
Equity Linked Notes-4.73%
Diversified Banks-4.22%
Bank of Montreal (NASDAQ 100 Stock Index), 206.64%, 02/28/2025(d)	$737,000	$740,819
Barclays Bank PLC (NASDAQ 100 Stock Index), 254.00%, 02/19/2025(d)	599,000	590,004
BNP Paribas Issuance B.V. (NASDAQ 100 Stock Index), 260.57%, 02/06/2025(d)	520,000	523,361
BNP Paribas Issuance B.V. (NASDAQ 100 Stock Index), 219.67%, 03/05/2025(d)	257,000	257,000
Canadian Imperial Bank of Commerce (NASDAQ 100 Stock Index), 221.00%, 03/04/2025(d)	235,000	237,173
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 257.08%, 02/20/2025(d)	170,000	172,329
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 253.62%, 02/21/2025(d)	143,000	143,979
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 220.03%, 02/25/2025(d)	429,000	426,687
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 205.60%, 02/26/2025(d)	567,000	568,123
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 208.44%, 02/27/2025(d)	567,000	570,584
Royal Bank of Canada (NASDAQ 100 Stock Index), 257.51%, 02/10/2025(d)	462,000	461,647
Royal Bank of Canada (NASDAQ 100 Stock Index), 271.27%, 02/11/2025(d)	364,000	348,989
Royal Bank of Canada (NASDAQ 100 Stock Index), 270.20%, 02/12/2025(d)	364,000	347,038
Royal Bank of Canada (NASDAQ 100 Stock Index), 316.00%, 02/13/2025(d)	238,000	228,436
Royal Bank of Canada (NASDAQ 100 Stock Index), 303.56%, 02/14/2025(d)	262,000	248,702
Royal Bank of Canada (NASDAQ 100 Stock Index), 228.00%, 02/24/2025	102,000	101,664
Wells Fargo Bank N.A. (NASDAQ 100 Stock Index), 268.95%, 02/07/2025(d)	734,000	729,023
		6,695,558
Diversified Capital Markets-0.51%
UBS AG (NASDAQ 100 Stock Index), 247.00%, 02/18/2025(d)	508,000	504,969
UBS AG (NASDAQ 100 Stock Index), 159.00%, 03/03/2025(d)	303,000	303,963
		808,932
Total Equity Linked Notes (Cost $7,561,000)		7,504,490
	Shares
Money Market Funds-19.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $30,787,095)	30,787,095	30,787,095
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $148,494,458)		159,106,809
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.48%
Invesco Private Government Fund, 4.35%(e)(f)(g)	650,901	$650,901
Invesco Private Prime Fund, 4.48%(e)(f)(g)	1,699,151	1,699,661
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,350,562)		2,350,562
TOTAL INVESTMENTS IN SECURITIES-101.82% (Cost $150,845,020)		161,457,371
OTHER ASSETS LESS LIABILITIES-(1.82)%		(2,890,534)
NET ASSETS-100.00%		$158,566,837

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $7,402,826, which represented 4.67% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,679,350	$19,333,229	$(13,225,484)	$-	$-	$30,787,095	$311,178
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	89,525	4,023,352	(3,461,976)	-	-	650,901	4,489 *
Invesco Private Prime Fund	504,696	8,308,215	(7,113,250)	2	(2)	1,699,661	11,205 *
Total	$25,273,571	$31,664,796	$(23,800,710)	$2	$(2)	$33,137,657	$326,872

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-70.67%
Communication Services-7.03%
Alphabet, Inc., Class A	9,256	$1,888,409
Alphabet, Inc., Class C	7,539	1,550,018
AT&T, Inc.	11,366	269,715
Charter Communications, Inc., Class A(b)	153	52,860
Comcast Corp., Class A	6,047	203,542
Electronic Arts, Inc.(c)	378	46,460
Fox Corp., Class A	350	17,913
Fox Corp., Class B	209	10,157
Interpublic Group of Cos., Inc. (The)	590	16,915
Live Nation Entertainment, Inc.(b)	248	35,881
Match Group, Inc.	398	14,209
Meta Platforms, Inc., Class A	3,453	2,379,739
Netflix, Inc.(b)	677	661,266
News Corp., Class A	600	16,872
News Corp., Class B(c)	177	5,602
Omnicom Group, Inc.(c)	309	26,818
Paramount Global, Class B	942	10,249
Take-Two Interactive Software, Inc.(b)	259	48,047
T-Mobile US, Inc.	772	179,853
Verizon Communications, Inc.	6,668	262,653
Walt Disney Co. (The)	2,869	324,369
Warner Bros. Discovery, Inc.(b)	3,536	36,916
		8,058,463
Consumer Discretionary-8.09%
Airbnb, Inc., Class A(b)	686	89,983
Amazon.com, Inc.(b)	14,825	3,523,606
Aptiv PLC (Jersey)(b)	372	23,220
AutoZone, Inc.(b)	27	90,456
Best Buy Co., Inc.	310	26,617
Booking Holdings, Inc.	52	246,353
BorgWarner, Inc.(c)	346	11,037
Caesars Entertainment, Inc.(b)(c)	337	12,149
CarMax, Inc.(b)(c)	245	20,982
Carnival Corp.(b)	1,645	45,517
Chipotle Mexican Grill, Inc.(b)	2,158	125,919
D.R. Horton, Inc.	462	65,558
Darden Restaurants, Inc.(c)	186	36,315
Deckers Outdoor Corp.(b)	241	42,744
Domino’s Pizza, Inc.	55	24,702
eBay, Inc.	759	51,217
Expedia Group, Inc.(b)	195	33,335
Ford Motor Co.	6,183	62,325
Garmin Ltd.	243	52,452
General Motors Co.	1,742	86,159
Genuine Parts Co.	220	25,575
Hasbro, Inc.	208	12,031
Hilton Worldwide Holdings, Inc.	386	98,843
Home Depot, Inc. (The)	1,573	648,044
Las Vegas Sands Corp.	551	25,252
Lennar Corp., Class A	378	49,609
LKQ Corp.(c)	412	15,405
Lowe’s Cos., Inc.	899	233,776
lululemon athletica, inc.(b)(c)	179	74,142
Marriott International, Inc., Class A	365	106,065
McDonald’s Corp.	1,135	327,674
MGM Resorts International(b)(c)	358	12,344
Millrose Properties, Inc.(b)(d)	189	2,090
Mohawk Industries, Inc.(b)	83	10,151
NIKE, Inc., Class B(c)	1,886	145,033
Norwegian Cruise Line Holdings Ltd.(b)	697	19,760
NVR, Inc.(b)	5	40,081
	Shares	Value
Consumer Discretionary-(continued)
O’Reilly Automotive, Inc.(b)	91	$117,792
Pool Corp.	60	20,655
PulteGroup, Inc.	325	36,978
Ralph Lauren Corp.	64	15,981
Ross Stores, Inc.(c)	526	79,195
Royal Caribbean Cruises Ltd.	392	104,507
Starbucks Corp.	1,796	193,393
Tapestry, Inc.	369	26,915
Tesla, Inc.(b)	4,424	1,789,950
TJX Cos., Inc. (The)	1,787	223,000
Tractor Supply Co.	846	45,989
Ulta Beauty, Inc.(b)(c)	75	30,911
Wynn Resorts Ltd.	147	12,767
Yum! Brands, Inc.(c)	442	57,681
		9,272,235
Consumer Staples-3.88%
Altria Group, Inc.	2,685	140,238
Archer-Daniels-Midland Co.	757	38,781
Brown-Forman Corp., Class B(c)	289	9,540
Bunge Global S.A.	221	16,825
Campbell’s Co. (The)(c)	311	12,057
Church & Dwight Co., Inc.	388	40,942
Clorox Co. (The)	196	31,101
Coca-Cola Co. (The)	6,142	389,894
Colgate-Palmolive Co.	1,294	112,190
Conagra Brands, Inc.	756	19,573
Constellation Brands, Inc., Class A	247	44,658
Costco Wholesale Corp.	702	687,876
Dollar General Corp.	348	24,729
Dollar Tree, Inc.(b)	320	23,472
Estee Lauder Cos., Inc. (The), Class A(c)	370	30,869
General Mills, Inc.	879	52,863
Hershey Co. (The)(c)	234	34,924
Hormel Foods Corp.	460	13,791
J.M. Smucker Co. (The)	169	18,064
Kellanova	426	34,817
Kenvue, Inc.	3,037	64,658
Keurig Dr Pepper, Inc.	1,783	57,234
Kimberly-Clark Corp.	528	68,624
Kraft Heinz Co. (The)	1,398	41,716
Kroger Co. (The)	1,054	64,969
Lamb Weston Holdings, Inc.	226	13,546
McCormick & Co., Inc.	399	30,815
Molson Coors Beverage Co., Class B(c)	277	15,166
Mondelez International, Inc., Class A	2,118	122,823
Monster Beverage Corp.(b)	1,109	54,019
PepsiCo, Inc.	2,173	327,449
Philip Morris International, Inc.	2,463	320,683
Procter & Gamble Co. (The)	3,731	619,309
Sysco Corp.	778	56,732
Target Corp.	730	100,674
Tyson Foods, Inc., Class A	453	25,590
Walgreens Boots Alliance, Inc.(c)	1,137	11,688
Walmart, Inc.	6,876	674,948
		4,447,847
Energy-2.22%
APA Corp.(c)	586	12,851
Baker Hughes Co., Class A	1,568	72,410
Chevron Corp.	2,648	395,055
ConocoPhillips	2,049	202,503
Coterra Energy, Inc.	1,167	32,349
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Devon Energy Corp.	1,041	$35,498
Diamondback Energy, Inc.	296	48,651
EOG Resources, Inc.	891	112,079
EQT Corp.	945	48,308
Exxon Mobil Corp.	6,962	743,751
Halliburton Co.	1,392	36,220
Hess Corp.	438	60,895
Kinder Morgan, Inc.	3,062	84,144
Marathon Petroleum Corp.	509	74,166
Occidental Petroleum Corp.	1,070	49,916
ONEOK, Inc.	925	89,882
Phillips 66	654	77,087
Schlumberger N.V.	2,237	90,106
Targa Resources Corp.	345	67,896
Texas Pacific Land Corp.(c)	30	38,915
Valero Energy Corp.	502	66,766
Williams Cos., Inc. (The)	1,931	107,035
		2,546,483
Financials-9.97%
Aflac, Inc.	792	85,045
Allstate Corp. (The)	419	80,586
American Express Co.	882	279,991
American International Group, Inc.	988	72,776
Ameriprise Financial, Inc.	154	83,677
Aon PLC, Class A	343	127,191
Apollo Global Management, Inc.(c)	708	121,054
Arch Capital Group Ltd.	594	55,284
Arthur J. Gallagher & Co.	396	119,521
Assurant, Inc.	81	17,430
Bank of America Corp.	10,575	489,622
Bank of New York Mellon Corp. (The)	1,152	98,991
Berkshire Hathaway, Inc., Class B(b)	2,904	1,361,018
BlackRock, Inc.	231	248,440
Blackstone, Inc., Class A	1,144	202,614
Brown & Brown, Inc.	376	39,352
Capital One Financial Corp.	604	123,041
Cboe Global Markets, Inc.	166	33,919
Charles Schwab Corp. (The)	2,368	195,881
Chubb Ltd.	594	161,497
Cincinnati Financial Corp.	248	33,988
Citigroup, Inc.	2,996	243,964
Citizens Financial Group, Inc.	698	33,204
CME Group, Inc., Class A	571	135,053
Corpay, Inc.(b)	110	41,854
Discover Financial Services	398	80,034
Erie Indemnity Co., Class A(c)	40	16,118
Everest Group Ltd.	68	23,631
FactSet Research Systems, Inc.(c)	60	28,465
Fidelity National Information Services, Inc.	853	69,494
Fifth Third Bancorp	1,062	47,057
Fiserv, Inc.(b)	901	194,652
Franklin Resources, Inc.	489	10,875
Global Payments, Inc.	403	45,479
Globe Life, Inc.	133	16,238
Goldman Sachs Group, Inc. (The)	497	318,279
Hartford Financial Services Group, Inc. (The)	459	51,201
Huntington Bancshares, Inc.	2,301	39,577
Intercontinental Exchange, Inc.	910	145,445
Invesco Ltd.(e)	712	13,692
Jack Henry & Associates, Inc.	116	20,194
JPMorgan Chase & Co.	4,460	1,192,158
KeyCorp	1,570	28,229
	Shares	Value
Financials-(continued)
KKR & Co., Inc., Class A	1,069	$178,598
Loews Corp.	286	24,439
M&T Bank Corp.	263	52,926
MarketAxess Holdings, Inc.	60	13,238
Marsh & McLennan Cos., Inc.	778	168,733
Mastercard, Inc., Class A	1,298	720,948
MetLife, Inc.	921	79,676
Moody’s Corp.	247	123,362
Morgan Stanley	1,965	272,015
MSCI, Inc.	124	73,999
Nasdaq, Inc.	656	54,015
Northern Trust Corp.	314	35,259
PayPal Holdings, Inc.(b)	1,588	140,665
PNC Financial Services Group, Inc. (The)	629	126,398
Principal Financial Group, Inc.(c)	333	27,456
Progressive Corp. (The)	928	228,696
Prudential Financial, Inc.	564	68,109
Raymond James Financial, Inc.	290	48,859
Regions Financial Corp.	1,440	35,482
S&P Global, Inc.	503	262,269
State Street Corp.	464	47,152
Synchrony Financial	617	42,561
T. Rowe Price Group, Inc.(c)	352	41,156
Travelers Cos., Inc. (The)	360	88,265
Truist Financial Corp.	2,103	100,145
U.S. Bancorp	2,471	118,064
Visa, Inc., Class A	2,738	935,848
W.R. Berkley Corp.	477	28,062
Wells Fargo & Co.	5,274	415,591
Willis Towers Watson PLC	160	52,730
		11,430,527
Health Care-7.40%
Abbott Laboratories	2,748	351,552
AbbVie, Inc.	2,799	514,736
Agilent Technologies, Inc.	455	68,942
Align Technology, Inc.(b)	111	24,321
Amgen, Inc.	852	243,178
Baxter International, Inc.(c)	809	26,341
Becton, Dickinson and Co.	458	113,401
Biogen, Inc.(b)	231	33,248
Bio-Techne Corp.	252	18,535
Boston Scientific Corp.(b)	2,335	239,011
Bristol-Myers Squibb Co.	3,213	189,406
Cardinal Health, Inc.	383	47,362
Cencora, Inc.	278	70,670
Centene Corp.(b)	800	51,224
Charles River Laboratories International, Inc.(b)	81	13,346
Cigna Group (The)	441	129,747
Cooper Cos., Inc. (The)(b)	315	30,413
CVS Health Corp.	1,993	112,565
Danaher Corp.	1,018	226,749
DaVita, Inc.(b)	71	12,510
DexCom, Inc.(b)	619	53,748
Edwards Lifesciences Corp.(b)	934	67,668
Elevance Health, Inc.	367	145,222
Eli Lilly and Co.	1,248	1,012,228
GE HealthCare Technologies, Inc.	724	63,929
Gilead Sciences, Inc.	1,974	191,873
HCA Healthcare, Inc.	289	95,344
Henry Schein, Inc.(b)(c)	198	15,840
Hologic, Inc.(b)	368	26,548
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Humana, Inc.	191	$56,007
IDEXX Laboratories, Inc.(b)	130	54,867
Incyte Corp.(b)	253	18,762
Insulet Corp.(b)	111	30,900
Intuitive Surgical, Inc.(b)	564	322,540
IQVIA Holdings, Inc.(b)	273	54,971
Johnson & Johnson	3,814	580,300
Labcorp Holdings, Inc.	132	32,974
McKesson Corp.	201	119,545
Medtronic PLC	2,032	184,546
Merck & Co., Inc.	4,007	395,972
Mettler-Toledo International, Inc.(b)	33	45,027
Moderna, Inc.(b)(c)	536	21,129
Molina Healthcare, Inc.(b)	91	28,247
Pfizer, Inc.	8,977	238,070
Quest Diagnostics, Inc.	177	28,869
Regeneron Pharmaceuticals, Inc.(b)	167	112,388
ResMed, Inc.(c)	233	55,030
Revvity, Inc.(c)	193	24,343
Solventum Corp.(b)	219	16,219
STERIS PLC	156	34,421
Stryker Corp.	543	212,470
Teleflex, Inc.	74	13,338
Thermo Fisher Scientific, Inc.	606	362,236
UnitedHealth Group, Inc.	1,458	790,950
Universal Health Services, Inc., Class B	93	17,536
Vertex Pharmaceuticals, Inc.(b)	408	188,365
Viatris, Inc.(c)	1,891	21,330
Waters Corp.(b)	94	39,055
West Pharmaceutical Services, Inc.	115	39,278
Zimmer Biomet Holdings, Inc.	315	34,486
Zoetis, Inc.	715	122,194
		8,486,022
Industrials-5.89%
3M Co.	863	131,349
A.O. Smith Corp.	189	12,720
Allegion PLC	138	18,317
AMETEK, Inc.	366	67,549
Automatic Data Processing, Inc.	645	195,441
Axon Enterprise, Inc.(b)	115	75,001
Boeing Co. (The)(b)	1,184	209,000
Broadridge Financial Solutions, Inc.	185	44,071
Builders FirstSource, Inc.(b)	182	30,445
C.H. Robinson Worldwide, Inc.	187	18,605
Carrier Global Corp.	1,322	86,432
Caterpillar, Inc.	765	284,152
Cintas Corp.	543	108,909
Copart, Inc.(b)	1,389	80,465
CSX Corp.	3,055	100,418
Cummins, Inc.	217	77,306
Dayforce, Inc.(b)(c)	250	17,685
Deere & Co.(c)	403	192,054
Delta Air Lines, Inc.	1,016	68,346
Dover Corp.	217	44,199
Eaton Corp. PLC	626	204,351
Emerson Electric Co.	903	117,345
Equifax, Inc.	196	53,857
Expeditors International of Washington, Inc.	222	25,215
Fastenal Co.	908	66,502
FedEx Corp.	356	94,294
Fortive Corp.(c)	550	44,731
GE Vernova, Inc.	437	162,949
	Shares	Value
Industrials-(continued)
Generac Holdings, Inc.(b)(c)	94	$14,037
General Dynamics Corp.	409	105,105
General Electric Co.	1,714	348,919
Honeywell International, Inc.	1,030	230,432
Howmet Aerospace, Inc.	644	81,517
Hubbell, Inc.	85	35,956
Huntington Ingalls Industries, Inc.	62	12,230
IDEX Corp.(c)	120	26,917
Illinois Tool Works, Inc.	426	110,402
Ingersoll Rand, Inc.(c)	638	59,844
J.B. Hunt Transport Services, Inc.	126	21,574
Jacobs Solutions, Inc.	197	27,606
Johnson Controls International PLC	1,058	82,524
L3Harris Technologies, Inc.	300	63,603
Leidos Holdings, Inc.	211	29,968
Lennox International, Inc.(c)	51	30,213
Lockheed Martin Corp.	334	154,625
Masco Corp.	342	27,114
Nordson Corp.	86	18,939
Norfolk Southern Corp.	358	91,397
Northrop Grumman Corp.	217	105,738
Old Dominion Freight Line, Inc.	298	55,312
Otis Worldwide Corp.	633	60,401
PACCAR, Inc.	831	92,141
Parker-Hannifin Corp.	204	144,238
Paychex, Inc.(c)	507	74,869
Paycom Software, Inc.	77	15,982
Pentair PLC	262	27,164
Quanta Services, Inc.	234	71,981
Republic Services, Inc.	322	69,832
Rockwell Automation, Inc.	179	49,839
Rollins, Inc.	445	22,027
RTX Corp.	2,108	271,827
Snap-on, Inc.	83	29,477
Southwest Airlines Co.	950	29,174
Stanley Black & Decker, Inc.	244	21,489
Textron, Inc.	294	22,494
Trane Technologies PLC	356	129,139
TransDigm Group, Inc.	89	120,447
Uber Technologies, Inc.(b)	3,336	223,012
Union Pacific Corp.	960	237,878
United Airlines Holdings, Inc.(b)	521	55,143
United Parcel Service, Inc., Class B	1,159	132,393
United Rentals, Inc.	104	78,838
Veralto Corp.	392	40,529
Verisk Analytics, Inc.	224	64,387
W.W. Grainger, Inc.	70	74,387
Wabtec Corp.	272	56,554
Waste Management, Inc.	579	127,530
Xylem, Inc.	385	47,755
		6,756,607
Information Technology-21.70%
Accenture PLC, Class A (Ireland)	990	381,100
Adobe, Inc.(b)	697	304,903
Advanced Micro Devices, Inc.(b)	2,571	298,107
Akamai Technologies, Inc.(b)(c)	238	23,776
Amphenol Corp., Class A	1,910	135,190
Analog Devices, Inc.	786	166,546
ANSYS, Inc.(b)	139	48,720
Apple, Inc.	23,945	5,651,020
Applied Materials, Inc.	1,306	235,537
Arista Networks, Inc.(b)	1,636	188,516
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	341	$106,167
Broadcom, Inc.	7,399	1,637,177
Cadence Design Systems, Inc.(b)(c)	434	129,167
CDW Corp.	211	42,019
Cisco Systems, Inc.	6,314	382,628
Cognizant Technology Solutions Corp., Class A	785	64,849
Corning, Inc.	1,221	63,590
CrowdStrike Holdings, Inc., Class A(b)	369	146,888
Dell Technologies, Inc., Class C	487	50,453
Enphase Energy, Inc.(b)(c)	214	13,328
EPAM Systems, Inc.(b)	90	22,856
F5, Inc.(b)	92	27,348
Fair Isaac Corp.(b)	39	73,069
First Solar, Inc.(b)	170	28,478
Fortinet, Inc.(b)	1,008	101,687
Gartner, Inc.(b)	122	66,225
Gen Digital, Inc.	859	23,116
GoDaddy, Inc., Class A(b)	222	47,208
Hewlett Packard Enterprise Co.	2,057	43,588
HP, Inc.	1,527	49,628
Intel Corp.	6,832	132,746
International Business Machines Corp.	1,465	374,600
Intuit, Inc.	444	267,070
Jabil, Inc.	179	29,071
Juniper Networks, Inc.	524	18,267
Keysight Technologies, Inc.(b)	275	49,046
KLA Corp.	212	156,507
Lam Research Corp.	2,038	165,180
Microchip Technology, Inc.	851	46,209
Micron Technology, Inc.	1,756	160,217
Microsoft Corp.	11,778	4,888,577
Monolithic Power Systems, Inc.	77	49,077
Motorola Solutions, Inc.	265	124,351
NetApp, Inc.	324	39,560
NVIDIA Corp.	38,858	4,665,680
NXP Semiconductors N.V. (China)	403	84,046
ON Semiconductor Corp.(b)	675	35,330
Oracle Corp.	2,546	432,973
Palantir Technologies, Inc., Class A(b)	3,247	267,845
Palo Alto Networks, Inc.(b)	1,037	191,244
PTC, Inc.(b)	190	36,761
QUALCOMM, Inc.	1,760	304,357
Roper Technologies, Inc.	170	97,860
Salesforce, Inc.	1,514	517,334
Seagate Technology Holdings PLC	335	32,281
ServiceNow, Inc.(b)	326	331,992
Skyworks Solutions, Inc.(c)	253	22,456
Super Micro Computer, Inc.(b)(c)	798	22,759
Synopsys, Inc.(b)	243	127,692
TE Connectivity PLC (Switzerland)	474	70,138
Teledyne Technologies, Inc.(b)	74	37,838
Teradyne, Inc.	258	29,874
Texas Instruments, Inc.	1,445	266,761
Trimble, Inc.(b)	387	29,010
Tyler Technologies, Inc.(b)	68	40,912
VeriSign, Inc.(b)	131	28,165
Western Digital Corp.(b)(c)	548	35,691
Workday, Inc., Class A(b)	337	88,314
Zebra Technologies Corp., Class A(b)	82	32,139
		24,882,814
	Shares	Value
Materials-1.37%
Air Products and Chemicals, Inc.	352	$118,012
Albemarle Corp.(c)	186	15,659
Amcor PLC(c)	2,290	22,259
Avery Dennison Corp.	127	23,588
Ball Corp.	473	26,346
Celanese Corp.	173	12,290
CF Industries Holdings, Inc.	276	25,450
Corteva, Inc.	1,089	71,079
Dow, Inc.	1,109	43,306
DuPont de Nemours, Inc.	662	50,842
Eastman Chemical Co.	184	18,336
Ecolab, Inc.	399	99,826
FMC Corp.	198	11,044
Freeport-McMoRan, Inc.	2,276	81,595
International Flavors & Fragrances, Inc.	405	35,271
International Paper Co.(c)	550	30,597
Linde PLC	754	336,374
LyondellBasell Industries N.V., Class A	412	31,188
Martin Marietta Materials, Inc.	97	52,780
Mosaic Co. (The)	503	14,029
Newmont Corp.	1,803	77,024
Nucor Corp.	372	47,776
Packaging Corp. of America	141	29,985
PPG Industries, Inc.	368	42,460
Sherwin-Williams Co. (The)	367	131,445
Smurfit WestRock PLC	783	41,569
Steel Dynamics, Inc.	224	28,717
Vulcan Materials Co.	209	57,297
		1,576,144
Real Estate-1.47%
Alexandria Real Estate Equities, Inc.(c)	246	23,948
American Tower Corp.	740	136,863
AvalonBay Communities, Inc.	225	49,840
BXP, Inc.(c)	230	16,822
Camden Property Trust	169	19,217
CBRE Group, Inc., Class A(b)	476	68,896
CoStar Group, Inc.(b)	649	49,713
Crown Castle, Inc.(c)	688	61,425
Digital Realty Trust, Inc.	494	80,947
Equinix, Inc.	153	139,790
Equity Residential	541	38,211
Essex Property Trust, Inc.	102	29,026
Extra Space Storage, Inc.	336	51,744
Federal Realty Investment Trust(c)	121	13,144
Healthpeak Properties, Inc.	1,108	22,891
Host Hotels & Resorts, Inc.	1,107	18,498
Invitation Homes, Inc.	903	28,128
Iron Mountain, Inc.	465	47,230
Kimco Realty Corp.	1,068	23,977
Mid-America Apartment Communities, Inc.	185	28,227
Prologis, Inc.	1,467	174,940
Public Storage	250	74,620
Realty Income Corp.	1,386	75,731
Regency Centers Corp.(c)	259	18,607
SBA Communications Corp., Class A	170	33,585
Simon Property Group, Inc.	486	84,496
UDR, Inc.	476	19,868
Ventas, Inc.	665	40,179
VICI Properties, Inc.(c)	1,670	49,716
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	937	$127,882
Weyerhaeuser Co.	1,151	35,244
		1,683,405
Utilities-1.65%
AES Corp. (The)	1,126	12,386
Alliant Energy Corp.(c)	406	23,905
Ameren Corp.	423	39,847
American Electric Power Co., Inc.	844	83,016
American Water Works Co., Inc.	309	38,514
Atmos Energy Corp.(c)	246	35,058
CenterPoint Energy, Inc.(c)	1,032	33,612
CMS Energy Corp.	473	31,218
Consolidated Edison, Inc.	549	51,463
Constellation Energy Corp.	495	148,490
Dominion Energy, Inc.	1,331	73,990
DTE Energy Co.	328	39,321
Duke Energy Corp.	1,224	137,076
Edison International	613	33,102
Entergy Corp.	679	55,053
Evergy, Inc.	364	23,358
Eversource Energy	580	33,454
Exelon Corp.	1,592	63,680
FirstEnergy Corp.	813	32,357
NextEra Energy, Inc.(c)	3,258	233,143
NiSource, Inc.	739	27,565
NRG Energy, Inc.	321	32,883
PG&E Corp.	3,463	54,196
Pinnacle West Capital Corp.	180	15,653
PPL Corp.	1,169	39,278
Public Service Enterprise Group, Inc.	789	65,913
Sempra	1,003	83,179
Southern Co. (The)	1,736	145,737
	Shares	Value
Utilities-(continued)
Vistra Corp.	539	$90,568
WEC Energy Group, Inc.	501	49,728
Xcel Energy, Inc.	910	61,152
		1,887,895
Total Common Stocks & Other Equity Interests (Cost $80,098,995)		81,028,442
Money Market Funds-22.34%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.32%(e)(f) (Cost $25,605,901)	25,605,901	25,605,901
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-93.01% (Cost $105,704,896)		106,634,343
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.93%
Invesco Private Government Fund, 4.35%(e)(f)(g)	668,735	668,735
Invesco Private Prime Fund, 4.48%(e)(f)(g)	1,544,888	1,545,351
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,214,086)		2,214,086
TOTAL INVESTMENTS IN SECURITIES-94.94% (Cost $107,918,982)		108,848,429
OTHER ASSETS LESS LIABILITIES-5.06%		5,807,285
NET ASSETS-100.00%		$114,655,714

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2025	Dividend Income
Invesco Ltd.	$13,352	$25,945	$(25,790)	$(82)	$267	$13,692	$147
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	23,065,238	170,465,932	(167,925,269)	-	-	25,605,901	389,203
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$320,258	$4,147,425	$(3,798,948)	$-	$-	$668,735	$6,012 *
Invesco Private Prime Fund	845,086	8,735,910	(8,035,645)	-	-	1,545,351	15,790 *
Total	$24,243,934	$183,375,212	$(179,785,652)	$(82)	$267	$27,833,679	$411,152

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	371	February-2025	$6,440,041	$(173,349)	$(173,349)
CBOE Volatility Index	271	March-2025	4,874,206	118,088	118,088
E-Mini S&P 500 Index	73	March-2025	22,145,462	148,383	148,383
Total Futures Contracts				$93,122	$93,122

(a)	Futures contracts collateralized by $9,771,649 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-78.40%
Advertising-0.30%
Interpublic Group of Cos., Inc. (The)	14,623	$419,242
Omnicom Group, Inc.(b)	4,779	414,769
		834,011
Aerospace & Defense-1.96%
Axon Enterprise, Inc.(c)	687	448,048
Boeing Co. (The)(c)	2,680	473,074
General Dynamics Corp.	1,657	425,816
General Electric Co.	2,610	531,318
Howmet Aerospace, Inc.	3,792	479,991
Huntington Ingalls Industries, Inc.(b)	2,296	452,909
L3Harris Technologies, Inc.	1,922	407,483
Lockheed Martin Corp.	874	404,618
Northrop Grumman Corp.	924	450,237
RTX Corp.	3,765	485,497
Textron, Inc.	5,358	409,941
TransDigm Group, Inc.	353	477,729
		5,446,661
Agricultural & Farm Machinery-0.17%
Deere & Co.	983	468,458
Agricultural Products & Services-0.30%
Archer-Daniels-Midland Co.	8,317	426,080
Bunge Global S.A.	5,189	395,039
		821,119
Air Freight & Logistics-0.58%
C.H. Robinson Worldwide, Inc.(b)	4,035	401,442
Expeditors International of Washington, Inc.	3,654	415,021
FedEx Corp.	1,564	414,257
United Parcel Service, Inc., Class B	3,410	389,524
		1,620,244
Apparel Retail-0.31%
Ross Stores, Inc.	2,862	430,903
TJX Cos., Inc. (The)	3,469	432,896
		863,799
Apparel, Accessories & Luxury Goods-0.52%
lululemon athletica, inc.(b)(c)	1,100	455,620
Ralph Lauren Corp.	1,934	482,920
Tapestry, Inc.(b)	7,064	515,248
		1,453,788
Application Software-2.00%
Adobe, Inc.(c)	801	350,397
ANSYS, Inc.(c)	1,279	448,290
Autodesk, Inc.(c)	1,432	445,839
Cadence Design Systems, Inc.(c)	1,426	424,406
Fair Isaac Corp.(c)	200	374,712
Intuit, Inc.	655	393,989
Palantir Technologies, Inc., Class A(c)	6,069	500,632
PTC, Inc.(c)	2,180	421,786
Roper Technologies, Inc.	800	460,520
Salesforce, Inc.	1,241	424,050
Synopsys, Inc.(c)	861	452,438
Tyler Technologies, Inc.(c)	705	424,156
Workday, Inc., Class A(c)	1,616	423,489
		5,544,704
Asset Management & Custody Banks-1.61%
Ameriprise Financial, Inc.	800	434,688
Bank of New York Mellon Corp. (The)	5,524	474,677
BlackRock, Inc.	415	446,333
	Shares	Value
Asset Management & Custody Banks-(continued)
Blackstone, Inc., Class A	2,286	$404,873
Franklin Resources, Inc.	19,660	437,238
Invesco Ltd.(d)	23,909	459,770
KKR & Co., Inc., Class A	2,797	467,295
Northern Trust Corp.	4,184	469,821
State Street Corp.	4,433	450,482
T. Rowe Price Group, Inc.	3,616	422,783
		4,467,960
Automobile Manufacturers-0.45%
Ford Motor Co.	42,281	426,193
General Motors Co.	8,459	418,382
Tesla, Inc.(c)	1,034	418,356
		1,262,931
Automotive Parts & Equipment-0.31%
Aptiv PLC (Jersey)(c)	7,475	466,589
BorgWarner, Inc.	12,544	400,154
		866,743
Automotive Retail-0.47%
AutoZone, Inc.(c)	130	435,527
CarMax, Inc.(c)	5,059	433,253
O’Reilly Automotive, Inc.(c)	347	449,164
		1,317,944
Biotechnology-1.25%
AbbVie, Inc.	2,524	464,163
Amgen, Inc.	1,611	459,812
Biogen, Inc.(b)(c)	2,795	402,284
Gilead Sciences, Inc.	4,766	463,255
Incyte Corp.(c)	6,071	450,225
Moderna, Inc.(b)(c)	10,271	404,883
Regeneron Pharmaceuticals, Inc.(c)	568	382,253
Vertex Pharmaceuticals, Inc.(c)	938	433,056
		3,459,931
Brewers-0.14%
Molson Coors Beverage Co., Class B	7,168	392,448
Broadcasting-0.33%
Fox Corp., Class A	6,100	312,198
Fox Corp., Class B	3,637	176,758
Paramount Global, Class B(b)	39,293	427,508
		916,464
Broadline Retail-0.33%
Amazon.com, Inc.(c)	1,911	454,207
eBay, Inc.	6,967	470,133
		924,340
Building Products-1.18%
A.O. Smith Corp.	6,040	406,492
Allegion PLC	3,135	416,109
Builders FirstSource, Inc.(b)(c)	2,555	427,400
Carrier Global Corp.	5,972	390,449
Johnson Controls International PLC	5,239	408,642
Lennox International, Inc.	668	395,737
Masco Corp.	5,545	439,608
Trane Technologies PLC	1,099	398,662
		3,283,099
Cable & Satellite-0.28%
Charter Communications, Inc., Class A(c)	1,163	401,805
Comcast Corp., Class A	11,085	373,121
		774,926
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Cargo Ground Transportation-0.30%
J.B. Hunt Transport Services, Inc.	2,443	$418,290
Old Dominion Freight Line, Inc.(b)	2,173	403,331
		821,621
Casinos & Gaming-0.58%
Caesars Entertainment, Inc.(c)	11,859	427,517
Las Vegas Sands Corp.	8,081	370,352
MGM Resorts International(b)(c)	11,915	410,829
Wynn Resorts Ltd.	4,622	401,421
		1,610,119
Commodity Chemicals-0.31%
Dow, Inc.	10,604	414,086
LyondellBasell Industries N.V., Class A	5,758	435,881
		849,967
Communications Equipment-0.82%
Arista Networks, Inc.(c)	4,103	472,789
Cisco Systems, Inc.	7,512	455,227
F5, Inc.(c)	1,693	503,261
Juniper Networks, Inc.	11,770	410,302
Motorola Solutions, Inc.	920	431,710
		2,273,289
Computer & Electronics Retail-0.16%
Best Buy Co., Inc.	5,055	434,022
Construction & Engineering-0.15%
Quanta Services, Inc.	1,318	405,430
Construction Machinery & Heavy Transportation Equipment-0.62%
Caterpillar, Inc.	1,134	421,213
Cummins, Inc.	1,188	423,225
PACCAR, Inc.	3,799	421,233
Wabtec Corp.	2,160	449,107
		1,714,778
Construction Materials-0.31%
Martin Marietta Materials, Inc.	787	428,222
Vulcan Materials Co.	1,573	431,238
		859,460
Consumer Electronics-0.15%
Garmin Ltd.	1,993	430,189
Consumer Finance-0.68%
American Express Co.	1,455	461,890
Capital One Financial Corp.	2,365	481,774
Discover Financial Services	2,468	496,290
Synchrony Financial	6,422	442,990
		1,882,944
Consumer Staples Merchandise Retail-0.78%
Costco Wholesale Corp.	443	434,087
Dollar General Corp.	5,514	391,825
Dollar Tree, Inc.(c)	6,145	450,736
Target Corp.	3,237	446,415
Walmart, Inc.	4,634	454,873
		2,177,936
Copper-0.13%
Freeport-McMoRan, Inc.	10,235	366,925
Data Center REITs-0.29%
Digital Realty Trust, Inc.(b)	2,351	385,235
Equinix, Inc.	452	412,974
		798,209
	Shares	Value
Data Processing & Outsourced Services-0.16%
Broadridge Financial Solutions, Inc.	1,870	$445,471
Distillers & Vintners-0.24%
Brown-Forman Corp., Class B(b)	9,784	322,970
Constellation Brands, Inc., Class A	1,834	331,587
		654,557
Distributors-0.45%
Genuine Parts Co.	3,580	416,175
LKQ Corp.(b)	11,399	426,209
Pool Corp.	1,178	405,526
		1,247,910
Diversified Banks-1.30%
Bank of America Corp.	9,553	442,304
Citigroup, Inc.	6,118	498,189
Fifth Third Bancorp	9,605	425,597
JPMorgan Chase & Co.	1,807	483,011
KeyCorp(b)	24,038	432,203
PNC Financial Services Group, Inc. (The)	2,164	434,856
U.S. Bancorp	8,577	409,809
Wells Fargo & Co.	6,147	484,384
		3,610,353
Diversified Financial Services-0.15%
Apollo Global Management, Inc.(b)	2,463	421,124
Diversified Support Services-0.30%
Cintas Corp.	2,086	418,389
Copart, Inc.(c)	7,031	407,306
		825,695
Drug Retail-0.17%
Walgreens Boots Alliance, Inc.(b)	44,729	459,814
Electric Utilities-2.69%
Alliant Energy Corp.	7,287	429,059
American Electric Power Co., Inc.	4,701	462,390
Constellation Energy Corp.	1,862	558,563
Duke Energy Corp.	4,014	449,528
Edison International	5,396	291,384
Entergy Corp.	5,953	482,669
Evergy, Inc.	7,067	453,489
Eversource Energy	7,336	423,141
Exelon Corp.	11,975	479,000
FirstEnergy Corp.	10,969	436,566
NextEra Energy, Inc.(b)	5,950	425,782
NRG Energy, Inc.	4,610	472,248
PG&E Corp.	22,218	347,712
Pinnacle West Capital Corp.(b)	4,952	430,626
PPL Corp.	13,448	451,853
Southern Co. (The)	5,289	444,012
Xcel Energy, Inc.(b)	6,437	432,566
		7,470,588
Electrical Components & Equipment-0.89%
AMETEK, Inc.	2,334	430,763
Eaton Corp. PLC	1,214	396,298
Emerson Electric Co.	3,362	436,892
Generac Holdings, Inc.(c)	2,561	382,434
Hubbell, Inc.	964	407,782
Rockwell Automation, Inc.	1,479	411,798
		2,465,967
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Electronic Components-0.33%
Amphenol Corp., Class A	5,985	$423,619
Corning, Inc.	9,240	481,219
		904,838
Electronic Equipment & Instruments-0.65%
Keysight Technologies, Inc.(c)	2,623	467,812
Teledyne Technologies, Inc.(c)	926	473,491
Trimble, Inc.(c)	5,952	446,162
Zebra Technologies Corp., Class A(c)	1,089	426,823
		1,814,288
Electronic Manufacturing Services-0.35%
Jabil, Inc.	3,290	534,329
TE Connectivity PLC (Switzerland)	2,940	435,032
		969,361
Environmental & Facilities Services-0.64%
Republic Services, Inc.	2,092	453,692
Rollins, Inc.	8,979	444,460
Veralto Corp.	4,177	431,860
Waste Management, Inc.	2,053	452,194
		1,782,206
Fertilizers & Agricultural Chemicals-0.66%
CF Industries Holdings, Inc.	4,899	451,737
Corteva, Inc.	7,416	484,042
FMC Corp.	7,796	434,861
Mosaic Co. (The)	16,442	458,567
		1,829,207
Financial Exchanges & Data-1.41%
Cboe Global Markets, Inc.	2,172	443,805
CME Group, Inc., Class A	1,902	449,861
FactSet Research Systems, Inc.	898	426,020
Intercontinental Exchange, Inc.	2,783	444,807
MarketAxess Holdings, Inc.	1,875	413,681
Moody’s Corp.	881	440,007
MSCI, Inc.	700	417,739
Nasdaq, Inc.	5,413	445,706
S&P Global, Inc.	851	443,720
		3,925,346
Food Distributors-0.14%
Sysco Corp.	5,489	400,258
Food Retail-0.16%
Kroger Co. (The)(b)	7,175	442,267
Footwear-0.29%
Deckers Outdoor Corp.(c)	2,148	380,969
NIKE, Inc., Class B	5,583	429,333
		810,302
Gas Utilities-0.16%
Atmos Energy Corp.	3,144	448,051
Gold-0.16%
Newmont Corp.	10,409	444,672
Health Care Distributors-0.67%
Cardinal Health, Inc.	3,711	458,902
Cencora, Inc.	1,898	482,491
Henry Schein, Inc.(c)	5,726	458,080
McKesson Corp.	761	452,605
		1,852,078
Health Care Equipment-2.81%
Abbott Laboratories	3,857	493,426
	Shares	Value
Health Care Equipment-(continued)
Baxter International, Inc.	14,197	$462,254
Becton, Dickinson and Co.	1,991	492,972
Boston Scientific Corp.(c)	4,861	497,572
DexCom, Inc.(c)	5,471	475,047
Edwards Lifesciences Corp.(c)	5,963	432,019
GE HealthCare Technologies, Inc.	5,319	469,668
Hologic, Inc.(c)	5,829	420,504
IDEXX Laboratories, Inc.(c)	1,006	424,582
Insulet Corp.(c)	1,610	448,192
Intuitive Surgical, Inc.(c)	810	463,223
Medtronic PLC	5,309	482,163
ResMed, Inc.(b)	1,792	423,235
STERIS PLC	2,099	463,144
Stryker Corp.	1,170	457,809
Teleflex, Inc.(b)	2,399	432,396
Zimmer Biomet Holdings, Inc.	4,119	450,948
		7,789,154
Health Care Facilities-0.32%
HCA Healthcare, Inc.	1,395	460,224
Universal Health Services, Inc., Class B	2,310	435,574
		895,798
Health Care REITs-0.63%
Alexandria Real Estate Equities, Inc.	4,257	414,419
Healthpeak Properties, Inc.	20,693	427,518
Ventas, Inc.	7,248	437,924
Welltower, Inc.	3,423	467,171
		1,747,032
Health Care Services-0.85%
Cigna Group (The)	1,499	441,021
CVS Health Corp.	8,503	480,249
DaVita, Inc.(c)	2,829	498,470
Labcorp Holdings, Inc.	1,901	474,870
Quest Diagnostics, Inc.	2,826	460,920
		2,355,530
Health Care Supplies-0.47%
Align Technology, Inc.(c)	1,836	402,286
Cooper Cos., Inc. (The)(c)	4,433	428,006
Solventum Corp.(c)	6,244	462,431
		1,292,723
Heavy Electrical Equipment-0.17%
GE Vernova, Inc.	1,280	477,286
Home Furnishings-0.15%
Mohawk Industries, Inc.(c)	3,360	410,928
Home Improvement Retail-0.31%
Home Depot, Inc. (The)	1,046	430,931
Lowe’s Cos., Inc.	1,644	427,506
		858,437
Homebuilding-0.58%
D.R. Horton, Inc.	2,865	406,544
Lennar Corp., Class A	2,784	365,372
Millrose Properties, Inc.(c)(e)	1,377	15,224
NVR, Inc.(c)	52	416,841
PulteGroup, Inc.	3,611	410,860
		1,614,841
Hotel & Resort REITs-0.14%
Host Hotels & Resorts, Inc.	23,249	388,491
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Hotels, Resorts & Cruise Lines-1.25%
Airbnb, Inc., Class A(c)	3,170	$415,809
Booking Holdings, Inc.	83	393,217
Carnival Corp.(c)	16,540	457,662
Expedia Group, Inc.(c)	2,315	395,749
Hilton Worldwide Holdings, Inc.	1,713	438,648
Marriott International, Inc., Class A	1,510	438,791
Norwegian Cruise Line Holdings Ltd.(c)	16,004	453,713
Royal Caribbean Cruises Ltd.	1,793	478,014
		3,471,603
Household Products-0.77%
Church & Dwight Co., Inc.	4,168	439,807
Clorox Co. (The)	2,675	424,469
Colgate-Palmolive Co.	4,747	411,565
Kimberly-Clark Corp.	3,369	437,869
Procter & Gamble Co. (The)	2,581	428,420
		2,142,130
Human Resource & Employment Services-0.61%
Automatic Data Processing, Inc.	1,463	443,304
Dayforce, Inc.(b)(c)	5,621	397,630
Paychex, Inc.(b)	3,108	458,958
Paycom Software, Inc.	1,831	380,042
		1,679,934
Independent Power Producers & Energy Traders-0.31%
AES Corp. (The)	32,389	356,279
Vistra Corp.	3,013	506,274
		862,553
Industrial Conglomerates-0.34%
3M Co.	3,394	516,567
Honeywell International, Inc.	1,920	429,542
		946,109
Industrial Gases-0.33%
Air Products and Chemicals, Inc.	1,411	473,052
Linde PLC	999	445,674
		918,726
Industrial Machinery & Supplies & Components-1.87%
Dover Corp.	2,187	445,448
Fortive Corp.(b)	5,706	464,069
IDEX Corp.	1,928	432,470
Illinois Tool Works, Inc.	1,629	422,172
Ingersoll Rand, Inc.	4,329	406,060
Nordson Corp.	1,766	388,908
Otis Worldwide Corp.	4,458	425,382
Parker-Hannifin Corp.	641	453,219
Pentair PLC	4,032	418,038
Snap-on, Inc.(b)	1,238	439,676
Stanley Black & Decker, Inc.	5,252	462,544
Xylem, Inc.	3,565	442,202
		5,200,188
Industrial REITs-0.17%
Prologis, Inc.	3,933	469,010
Insurance Brokers-0.82%
Aon PLC, Class A	1,206	447,209
Arthur J. Gallagher & Co.	1,551	468,123
Brown & Brown, Inc.	4,228	442,502
Marsh & McLennan Cos., Inc.	2,054	445,472
Willis Towers Watson PLC	1,445	476,221
		2,279,527
	Shares	Value
Integrated Oil & Gas-0.46%
Chevron Corp.	2,817	$420,268
Exxon Mobil Corp.	3,935	420,376
Occidental Petroleum Corp.	9,083	423,722
		1,264,366
Integrated Telecommunication Services-0.31%
AT&T, Inc.	18,747	444,866
Verizon Communications, Inc.	10,482	412,886
		857,752
Interactive Home Entertainment-0.27%
Electronic Arts, Inc.	2,686	330,136
Take-Two Interactive Software, Inc.(c)	2,313	429,085
		759,221
Interactive Media & Services-0.52%
Alphabet, Inc., Class A	1,239	252,781
Alphabet, Inc., Class C	1,007	207,039
Match Group, Inc.	13,983	499,193
Meta Platforms, Inc., Class A	697	480,359
		1,439,372
Internet Services & Infrastructure-0.49%
Akamai Technologies, Inc.(b)(c)	4,341	433,666
GoDaddy, Inc., Class A(c)	2,111	448,904
VeriSign, Inc.(b)(c)	2,199	472,785
		1,355,355
Investment Banking & Brokerage-0.67%
Charles Schwab Corp. (The)	5,340	441,725
Goldman Sachs Group, Inc. (The)	742	475,177
Morgan Stanley	3,449	477,445
Raymond James Financial, Inc.	2,724	458,939
		1,853,286
IT Consulting & Other Services-0.83%
Accenture PLC, Class A (Ireland)	1,201	462,325
Cognizant Technology Solutions Corp., Class A	5,439	449,316
EPAM Systems, Inc.(c)	1,739	441,637
Gartner, Inc.(c)	847	459,777
International Business Machines Corp.	1,912	488,898
		2,301,953
Leisure Products-0.14%
Hasbro, Inc.	6,838	395,510
Life & Health Insurance-0.84%
Aflac, Inc.	4,225	453,681
Globe Life, Inc.	4,188	511,313
MetLife, Inc.	5,512	476,843
Principal Financial Group, Inc.(b)	5,513	454,547
Prudential Financial, Inc.	3,644	440,049
		2,336,433
Life Sciences Tools & Services-1.63%
Agilent Technologies, Inc.	3,083	467,136
Bio-Techne Corp.	5,729	421,368
Charles River Laboratories International, Inc.(c)	2,273	374,499
Danaher Corp.	1,871	416,747
IQVIA Holdings, Inc.(c)	2,188	440,576
Mettler-Toledo International, Inc.(c)	347	473,461
Revvity, Inc.(b)	3,774	476,015
Thermo Fisher Scientific, Inc.	823	491,948
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Life Sciences Tools & Services-(continued)
Waters Corp.(c)	1,144	$475,309
West Pharmaceutical Services, Inc.	1,395	476,462
		4,513,521
Managed Health Care-0.83%
Centene Corp.(c)	7,737	495,400
Elevance Health, Inc.	1,143	452,285
Humana, Inc.	1,584	464,476
Molina Healthcare, Inc.(c)	1,465	454,751
UnitedHealth Group, Inc.	824	447,012
		2,313,924
Metal, Glass & Plastic Containers-0.15%
Ball Corp.	7,667	427,052
Movies & Entertainment-0.64%
Live Nation Entertainment, Inc.(b)(c)	3,267	472,670
Netflix, Inc.(c)	469	458,100
Walt Disney Co. (The)	3,842	434,376
Warner Bros. Discovery, Inc.(c)	40,677	424,668
		1,789,814
Multi-Family Residential REITs-0.91%
AvalonBay Communities, Inc.	1,948	431,502
Camden Property Trust	3,652	415,269
Equity Residential	6,048	427,170
Essex Property Trust, Inc.	1,475	419,741
Mid-America Apartment Communities, Inc.	2,781	424,325
UDR, Inc.	9,933	414,603
		2,532,610
Multi-line Insurance-0.16%
American International Group, Inc.	5,976	440,192
Multi-Sector Holdings-0.16%
Berkshire Hathaway, Inc., Class B(c)	943	441,956
Multi-Utilities-1.60%
Ameren Corp.	4,898	461,392
CenterPoint Energy, Inc.	14,012	456,371
CMS Energy Corp.	6,587	434,742
Consolidated Edison, Inc.	4,747	444,984
Dominion Energy, Inc.	8,111	450,890
DTE Energy Co.	3,636	435,884
NiSource, Inc.	11,975	446,667
Public Service Enterprise Group, Inc.	5,144	429,730
Sempra	5,036	417,635
WEC Energy Group, Inc.	4,604	456,993
		4,435,288
Office REITs-0.14%
BXP, Inc.(b)	5,503	402,489
Oil & Gas Equipment & Services-0.47%
Baker Hughes Co., Class A	10,367	478,748
Halliburton Co.	15,071	392,147
Schlumberger N.V.	10,509	423,303
		1,294,198
Oil & Gas Exploration & Production-1.46%
APA Corp.(b)	19,668	431,319
ConocoPhillips	4,308	425,760
Coterra Energy, Inc.	17,362	481,275
Devon Energy Corp.	12,662	431,774
Diamondback Energy, Inc.	2,687	441,635
EOG Resources, Inc.	3,519	442,655
EQT Corp.	9,657	493,666
	Shares	Value
Oil & Gas Exploration & Production-(continued)
Hess Corp.	3,091	$429,742
Texas Pacific Land Corp.(b)	365	473,467
		4,051,293
Oil & Gas Refining & Marketing-0.46%
Marathon Petroleum Corp.	2,896	421,976
Phillips 66	3,512	413,960
Valero Energy Corp.	3,304	439,432
		1,275,368
Oil & Gas Storage & Transportation-0.64%
Kinder Morgan, Inc.	16,333	448,831
ONEOK, Inc.	4,220	410,057
Targa Resources Corp.	2,362	464,842
Williams Cos., Inc. (The)	7,946	440,447
		1,764,177
Other Specialized REITs-0.29%
Iron Mountain, Inc.	3,892	395,311
VICI Properties, Inc.(b)	14,059	418,536
		813,847
Other Specialty Retail-0.30%
Tractor Supply Co.	7,707	418,953
Ulta Beauty, Inc.(b)(c)	1,022	421,217
		840,170
Packaged Foods & Meats-1.74%
Campbell’s Co. (The)(b)	10,235	396,811
Conagra Brands, Inc.	15,874	410,978
General Mills, Inc.	6,718	404,021
Hershey Co. (The)	2,489	371,483
Hormel Foods Corp.	13,285	398,284
J.M. Smucker Co. (The)	3,886	415,375
Kellanova	5,456	445,919
Kraft Heinz Co. (The)	14,068	419,789
Lamb Weston Holdings, Inc.	5,872	351,968
McCormick & Co., Inc.	5,410	417,814
Mondelez International, Inc., Class A	6,972	404,306
Tyson Foods, Inc., Class A	7,109	401,587
		4,838,335
Paper & Plastic Packaging Products & Materials-0.76%
Amcor PLC(b)	43,925	426,951
Avery Dennison Corp.	2,229	413,992
International Paper Co.(b)	8,072	449,045
Packaging Corp. of America	1,843	391,933
Smurfit WestRock PLC	8,230	436,931
		2,118,852
Passenger Airlines-0.48%
Delta Air Lines, Inc.	6,935	466,517
Southwest Airlines Co.	13,107	402,516
United Airlines Holdings, Inc.(c)	4,447	470,671
		1,339,704
Passenger Ground Transportation-0.17%
Uber Technologies, Inc.(c)	7,196	481,053
Personal Care Products-0.31%
Estee Lauder Cos., Inc. (The), Class A(b)	5,419	452,107
Kenvue, Inc.	19,807	421,691
		873,798
Pharmaceuticals-1.11%
Bristol-Myers Squibb Co.	7,769	457,982
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Eli Lilly and Co.	552	$447,716
Johnson & Johnson	3,001	456,602
Merck & Co., Inc.	4,413	436,093
Pfizer, Inc.	17,445	462,641
Viatris, Inc.	34,520	389,386
Zoetis, Inc.	2,482	424,174
		3,074,594
Property & Casualty Insurance-1.72%
Allstate Corp. (The)	2,276	437,743
Arch Capital Group Ltd.	4,680	435,567
Assurant, Inc.	2,027	436,190
Chubb Ltd.	1,595	433,649
Cincinnati Financial Corp.	2,901	397,582
Erie Indemnity Co., Class A(b)	1,081	435,589
Hartford Financial Services Group, Inc. (The)	3,894	434,376
Loews Corp.	5,191	443,571
Progressive Corp. (The)	1,806	445,071
Travelers Cos., Inc. (The)	1,796	440,343
W.R. Berkley Corp.	7,200	423,576
		4,763,257
Publishing-0.15%
News Corp., Class A	11,411	320,877
News Corp., Class B(b)	3,257	103,084
		423,961
Rail Transportation-0.49%
CSX Corp.	13,096	430,465
Norfolk Southern Corp.	1,781	454,689
Union Pacific Corp.	1,883	466,589
		1,351,743
Real Estate Services-0.32%
CBRE Group, Inc., Class A(c)	3,196	462,589
CoStar Group, Inc.(c)	5,674	434,628
		897,217
Regional Banks-0.80%
Citizens Financial Group, Inc.	9,519	452,819
Huntington Bancshares, Inc.	25,309	435,315
M&T Bank Corp.	2,179	438,502
Regions Financial Corp.	17,329	426,987
Truist Financial Corp.	9,641	459,104
		2,212,727
Reinsurance-0.15%
Everest Group Ltd.	1,213	421,530
Research & Consulting Services-0.64%
Equifax, Inc.	1,677	460,806
Jacobs Solutions, Inc.	3,257	456,404
Leidos Holdings, Inc.	2,868	407,342
Verisk Analytics, Inc.	1,562	448,981
		1,773,533
Restaurants-0.96%
Chipotle Mexican Grill, Inc.(c)	6,711	391,587
Darden Restaurants, Inc.(b)	2,621	511,724
Domino’s Pizza, Inc.	964	432,952
McDonald’s Corp.	1,485	428,719
Starbucks Corp.	4,474	481,760
Yum! Brands, Inc.	3,143	410,162
		2,656,904
	Shares	Value
Retail REITs-0.76%
Federal Realty Investment Trust(b)	3,916	$425,395
Kimco Realty Corp.	18,001	404,122
Realty Income Corp.	7,956	434,716
Regency Centers Corp.	5,933	426,227
Simon Property Group, Inc.	2,494	433,607
		2,124,067
Self-Storage REITs-0.30%
Extra Space Storage, Inc.	2,761	425,194
Public Storage	1,361	406,231
		831,425
Semiconductor Materials & Equipment-0.80%
Applied Materials, Inc.	2,570	463,499
Enphase Energy, Inc.(b)(c)	5,931	369,383
KLA Corp.	680	502,003
Lam Research Corp.	5,625	455,906
Teradyne, Inc.	3,664	424,255
		2,215,046
Semiconductors-2.11%
Advanced Micro Devices, Inc.(c)	3,380	391,911
Analog Devices, Inc.	2,025	429,077
Broadcom, Inc.	2,404	531,933
First Solar, Inc.(c)	2,189	366,701
Intel Corp.	21,875	425,031
Microchip Technology, Inc.	7,154	388,462
Micron Technology, Inc.	4,314	393,610
Monolithic Power Systems, Inc.	706	449,983
NVIDIA Corp.	3,160	379,421
NXP Semiconductors N.V. (China)	2,001	417,309
ON Semiconductor Corp.(c)	6,477	339,006
QUALCOMM, Inc.	2,752	475,904
Skyworks Solutions, Inc.	4,921	436,788
Texas Instruments, Inc.	2,294	423,495
		5,848,631
Single-Family Residential REITs-0.15%
Invitation Homes, Inc.	13,220	411,803
Soft Drinks & Non-alcoholic Beverages-0.61%
Coca-Cola Co. (The)	7,027	446,074
Keurig Dr Pepper, Inc.	13,231	424,715
Monster Beverage Corp.(c)	8,398	409,066
PepsiCo, Inc.	2,807	422,987
		1,702,842
Specialty Chemicals-1.22%
Albemarle Corp.	4,239	356,881
Celanese Corp.	6,470	459,629
DuPont de Nemours, Inc.	5,370	412,416
Eastman Chemical Co.	4,431	441,549
Ecolab, Inc.	1,794	448,841
International Flavors & Fragrances, Inc.	5,009	436,234
PPG Industries, Inc.	3,591	414,330
Sherwin-Williams Co. (The)	1,183	423,703
		3,393,583
Steel-0.30%
Nucor Corp.	3,179	408,279
Steel Dynamics, Inc.	3,294	422,291
		830,570
Systems Software-1.06%
CrowdStrike Holdings, Inc., Class A(b)(c)	1,211	482,063
Fortinet, Inc.(c)	4,491	453,052
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Systems Software-(continued)
Gen Digital, Inc.	14,711	$395,873
Microsoft Corp.	976	405,099
Oracle Corp.	2,464	419,028
Palo Alto Networks, Inc.(c)	2,208	407,199
ServiceNow, Inc.(c)	383	390,039
		2,952,353
Technology Distributors-0.18%
CDW Corp.	2,468	491,478
Technology Hardware, Storage & Peripherals-1.17%
Apple, Inc.	1,787	421,732
Dell Technologies, Inc., Class C	3,674	380,626
Hewlett Packard Enterprise Co.	20,087	425,644
HP, Inc.	12,606	409,695
NetApp, Inc.	3,581	437,240
Seagate Technology Holdings PLC	4,475	431,211
Super Micro Computer, Inc.(c)	11,494	327,809
Western Digital Corp.(b)(c)	6,298	410,189
		3,244,146
Telecom Tower REITs-0.43%
American Tower Corp.	2,204	407,630
Crown Castle, Inc.	4,437	396,135
SBA Communications Corp., Class A	2,038	402,627
		1,206,392
Timber REITs-0.16%
Weyerhaeuser Co.	14,250	436,335
Tobacco-0.31%
Altria Group, Inc.	7,931	414,236
Philip Morris International, Inc.	3,469	451,664
		865,900
Trading Companies & Distributors-0.44%
Fastenal Co.	5,551	406,555
United Rentals, Inc.	552	418,449
W.W. Grainger, Inc.	380	403,815
		1,228,819
Transaction & Payment Processing Services-1.28%
Corpay, Inc.(c)	1,204	458,110
Fidelity National Information Services, Inc.	5,161	420,467
Fiserv, Inc.(c)	2,158	466,214
Global Payments, Inc.	3,803	429,168
Jack Henry & Associates, Inc.	2,440	424,780
Mastercard, Inc., Class A	823	457,119
PayPal Holdings, Inc.(c)	4,851	429,702
Visa, Inc., Class A	1,405	480,229
		3,565,789
Water Utilities-0.15%
American Water Works Co., Inc.	3,375	420,660
Wireless Telecommunication Services-0.16%
T-Mobile US, Inc.	1,879	437,751
Total Common Stocks & Other Equity Interests (Cost $207,286,126)		217,702,757
	Principal Amount
Equity Linked Notes-4.22%
Diversified Banks-2.52%
Barclays Bank PLC (Invesco S&P 500 Equal Weight ETF), 171.00%, 02/26/2025	$812,000	807,126
	Principal Amount	Value
Diversified Banks-(continued)
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF), 201.88%, 02/19/2025(f)	$196,000	$197,167
Citibank N.A. (Invesco S&P 500 Equal Weight ETF), 168.44%, 02/27/2025	1,021,000	1,021,000
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 205.81%, 02/06/2025(f)	610,000	556,267
J.P. Morgan Structured Products B.V. (Invesco S&P 500 Equal Weight ETF), 209.14%, 02/20/2025(f)	637,000	642,779
J.P. Morgan Structured Products B.V. (Invesco S&P 500 Equal Weight ETF), 176.33%, 02/25/2025(f)	1,283,000	1,280,013
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), 206.00%, 02/12/2025(f)	390,000	361,324
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), 197.80%, 02/13/2025(f)	768,000	735,062
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), 182.40%, 02/14/2025(f)	379,000	369,427
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), 191.94%, 02/24/2025(f)	1,021,000	1,028,580
		6,998,745
Diversified Capital Markets-0.51%
UBS AG (Invesco S&P 500 Equal Weight ETF), 188.10%, 02/10/2025	809,000	711,135
UBS AG (Invesco S&P 500 Equal Weight ETF), 185.35%, 02/11/2025(f)	809,000	713,321
		1,424,456
Investment Banking & Brokerage-1.19%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 212.08%, 02/21/2025(f)	930,000	937,973
Goldman Sachs International (Invesco S&P 500 Equal Weight ETF), 193.71%, 02/07/2025(f)	958,000	897,338
Goldman Sachs International (Invesco S&P 500 Equal Weight ETF), 208.94%, 02/18/2025(f)	538,000	539,057
Goldman Sachs International (Invesco S&P 500 Equal Weight ETF), 208.35%, 02/28/2025(f)	910,000	912,886
		3,287,254
Total Equity Linked Notes (Cost $12,071,000)		11,710,455
	Shares
Money Market Funds-17.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(g) (Cost $47,224,519)	47,224,519	47,224,519
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $266,581,645)		276,637,731
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.57%
Invesco Private Government Fund, 4.35%(d)(g)(h)	5,578,214	$5,578,214
Invesco Private Prime Fund, 4.48%(d)(g)(h)	12,648,008	12,651,802
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,230,016)		18,230,016
TOTAL INVESTMENTS IN SECURITIES-106.20% (Cost $284,811,661)		294,867,747
OTHER ASSETS LESS LIABILITIES-(6.20)%		(17,212,570)
NET ASSETS-100.00%		$277,655,177

Investment Abbreviations:
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Ltd.	$439,777	$34,747	$(59,133)	$42,461	$1,918	$459,770	$5,199
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	50,749,067	18,452,741	(21,977,289)	-	-	47,224,519	561,515
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,891,489	16,731,523	(13,044,798)	-	-	5,578,214	34,042 *
Invesco Private Prime Fund	4,915,419	25,006,409	(17,270,025)	183	(184)	12,651,802	85,332 *
Total	$57,995,752	$60,225,420	$(52,351,245)	$42,644	$1,734	$65,914,305	$686,088

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $9,171,194, which represented 3.30% of the Fund’s Net Assets.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Short Duration Total Return Bond ETF (GTOS)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-75.49%
Advertising-0.24%
Lamar Media Corp., 4.88%, 01/15/2029	$25,000	$24,302
Aerospace & Defense-1.40%
Boeing Co. (The)
6.26%, 05/01/2027	9,000	9,235
6.30%, 05/01/2029	14,000	14,571
L3Harris Technologies, Inc., 5.40%, 01/15/2027	18,000	18,242
RTX Corp.
5.00%, 02/27/2026	9,000	9,039
5.75%, 11/08/2026	26,000	26,473
TransDigm, Inc.
6.75%, 08/15/2028(b)	12,000	12,228
6.38%, 03/01/2029(b)	49,000	49,552
		139,340
Agricultural & Farm Machinery-0.32%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,022
CNH Industrial Capital LLC, 5.45%, 10/14/2025	30,000	30,161
		32,183
Apparel Retail-0.06%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	7,000	6,375
Application Software-0.66%
Intuit, Inc.
5.25%, 09/15/2026	13,000	13,146
5.13%, 09/15/2028	32,000	32,594
Roper Technologies, Inc., 4.50%, 10/15/2029	20,000	19,696
		65,436
Asset Management & Custody Banks-0.74%
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(c)	4,000	4,018
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	10,000	10,152
New Mountain Finance Corp., 6.20%, 10/15/2027	15,000	15,118
State Street Corp.
4.99%, 03/18/2027	15,000	15,138
4.53%, 02/20/2029(c)(d)	15,000	14,897
5.68%, 11/21/2029(c)	14,000	14,429
		73,752
Automobile Manufacturers-6.03%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	50,000	49,143
American Honda Finance Corp., 5.80%, 10/03/2025	38,000	38,329
Daimler Truck Finance North America LLC (Germany), 4.95%, 01/13/2028(b)(d)	35,000	35,115
Ford Motor Credit Co. LLC
7.36% (SOFR + 2.95%), 03/06/2026(e)	200,000	204,127
5.85%, 05/17/2027	50,000	50,561
Hyundai Capital America
5.80%, 06/26/2025(b)	26,000	26,095
5.50%, 03/30/2026(b)	9,000	9,070
5.65%, 06/26/2026(b)	15,000	15,152
5.30%, 03/19/2027(b)	13,000	13,111
5.00%, 01/07/2028(b)	28,000	28,020
5.30%, 01/08/2030(b)	12,000	12,040
Mercedes-Benz Finance North America LLC (Germany), 5.29% (SOFR + 0.93%), 03/30/2025(b)(e)	100,000	100,107
	Principal Amount	Value
Automobile Manufacturers-(continued)
Toyota Motor Credit Corp.
4.55%, 08/07/2026	$12,000	$12,030
4.55%, 08/09/2029	8,000	7,934
		600,834
Automotive Parts & Equipment-0.28%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	2,000	2,033
PHINIA, Inc., 6.75%, 04/15/2029(b)	25,000	25,714
		27,747
Automotive Retail-1.16%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,000	30,291
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	50,000	48,556
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	25,000	23,743
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	13,000	13,232
		115,822
Biotechnology-0.64%
AbbVie, Inc.
4.80%, 03/15/2027	15,000	15,087
4.80%, 03/15/2029	12,000	12,024
Amgen, Inc., 5.25%, 03/02/2025	37,000	37,025
		64,136
Broadline Retail-0.25%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	25,000	24,512
Cable & Satellite-1.18%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	99,000	98,711
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	18,000	18,356
		117,067
Cargo Ground Transportation-0.98%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
3.95%, 03/10/2025(b)	29,000	28,979
5.75%, 05/24/2026(b)	16,000	16,173
5.35%, 01/12/2027(b)	3,000	3,028
4.40%, 07/01/2027(b)	19,000	18,791
6.05%, 08/01/2028(b)	10,000	10,313
Ryder System, Inc.
5.30%, 03/15/2027	13,000	13,142
4.90%, 12/01/2029	7,000	6,959
		97,385
Construction Machinery & Heavy Transportation Equipment-0.26%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	26,000	26,102
Consumer Finance-0.51%
American Express Co., 5.65%, 04/23/2027(c)	18,000	18,200
Capital One Financial Corp., 7.15%, 10/29/2027(c)	10,000	10,373
General Motors Financial Co., Inc., 5.40%, 04/06/2026	22,000	22,147
		50,720
Distributors-0.14%
Genuine Parts Co., 6.50%, 11/01/2028	13,000	13,640
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-18.93%
Bank of America Corp., 5.82%, 09/15/2029(c)	$13,000	$13,363
Bank of America N.A.
5.65%, 08/18/2025	68,000	68,367
5.53%, 08/18/2026	68,000	69,019
Bank of Montreal (Canada), 5.92%, 09/25/2025	46,000	46,416
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(c)	200,000	203,488
Citigroup, Inc.
5.61%, 09/29/2026(c)	72,000	72,380
4.54%, 09/19/2030(c)	19,000	18,535
Fifth Third Bancorp, 6.34%, 07/27/2029(c)	4,000	4,163
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	49,000	49,317
JPMorgan Chase & Co.
6.07%, 10/22/2027(c)	21,000	21,483
5.04%, 01/23/2028(c)	13,000	13,078
5.57%, 04/22/2028(c)	14,000	14,230
4.98%, 07/22/2028(c)	47,000	47,198
4.51%, 10/22/2028(c)	27,000	26,790
6.09%, 10/23/2029(c)	13,000	13,527
Series CC, 7.13% (3 mo. Term SOFR + 2.84%)(d)(e)(f)	72,000	72,946
KeyCorp, 5.69% (SOFR + 1.25%), 05/23/2025(e)	20,000	20,011
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)	17,000	17,262
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	99,988
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	250,000	255,444
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(c)	200,000	203,931
PNC Financial Services Group, Inc. (The)
5.81%, 06/12/2026(c)	14,000	14,045
6.62%, 10/20/2027(c)	13,000	13,404
Royal Bank of Canada (Canada), 4.88%, 01/19/2027	13,000	13,083
Toronto-Dominion Bank (The) (Canada), 5.00% (SOFR + 0.62%), 12/17/2026(e)	66,000	66,170
U.S. Bancorp, 6.79%, 10/26/2027(c)	50,000	51,646
UBS AG (Switzerland), 5.80%, 09/11/2025	200,000	201,516
Wells Fargo & Co.
5.71%, 04/22/2028(c)	10,000	10,166
5.57%, 07/25/2029(c)	14,000	14,266
6.30%, 10/23/2029(c)	14,000	14,619
7.63%(c)(d)(f)	14,000	14,927
Wells Fargo Bank N.A.
5.55%, 08/01/2025	47,000	47,210
5.45%, 08/07/2026	28,000	28,361
Westpac Banking Corp. (Australia), 4.81% (SOFR + 0.46%), 10/20/2026(d)(e)	45,000	45,054
		1,885,403
Diversified Financial Services-3.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.50%, 07/15/2025	150,000	150,955
6.10%, 01/15/2027	150,000	153,290
	Principal Amount	Value
Diversified Financial Services-(continued)
LPL Holdings, Inc.
5.70%, 05/20/2027	$11,000	$11,162
6.75%, 11/17/2028	10,000	10,550
Macquarie Airfinance Holdings Ltd. (United Kingdom), 5.15%, 03/17/2030(b)	16,000	15,752
		341,709
Diversified Metals & Mining-0.45%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	28,000	28,317
Glencore Funding LLC (Australia), 5.37%, 04/04/2029(b)	16,000	16,183
		44,500
Diversified Support Services-0.29%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	28,000	28,730
Electric Utilities-4.63%
Duke Energy Corp.
5.00%, 12/08/2025	49,000	49,207
4.85%, 01/05/2027	17,000	17,075
4.85%, 01/05/2029	4,000	3,995
Eversource Energy, 5.00%, 01/01/2027(d)	13,000	13,064
Exelon Corp., 5.15%, 03/15/2029	8,000	8,061
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	18,000	17,617
Georgia Power Co., 5.24% (SOFR + 0.75%), 05/08/2025(e)	32,000	32,051
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/2026	14,000	14,246
5.15% (SOFR + 0.80%), 02/05/2027(e)	56,000	56,470
4.12%, 09/16/2027	26,000	25,705
4.85%, 02/07/2029	11,000	11,008
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	40,000	40,039
5.75%, 09/01/2025	45,000	45,245
4.95%, 01/29/2026	34,000	34,127
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	11,000	10,909
PacifiCorp, 5.10%, 02/15/2029	10,000	10,069
Vistra Operations Co. LLC
5.05%, 12/30/2026(b)	10,000	10,017
5.63%, 02/15/2027(b)	25,000	25,015
Wisconsin Public Service Corp., 5.35%, 11/10/2025	37,000	37,227
		461,147
Electrical Components & Equipment-1.07%
Regal Rexnord Corp., 6.05%, 02/15/2026	59,000	59,516
Vertiv Group Corp., 4.13%, 11/15/2028(b)	50,000	47,530
		107,046
Environmental & Facilities Services-0.84%
GFL Environmental, Inc., 5.13%, 12/15/2026(b)	25,000	24,913
Veralto Corp.
5.50%, 09/18/2026	45,000	45,549
5.35%, 09/18/2028	13,000	13,217
		83,679
Financial Exchanges & Data-0.10%
Nasdaq, Inc., 5.65%, 06/28/2025	10,000	10,038
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Health Care Equipment-0.79%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	$7,000	$7,051
Stryker Corp.
4.55%, 02/10/2027	32,000	31,989
4.70%, 02/10/2028	40,000	40,011
		79,051
Health Care Services-1.32%
Cigna Group (The), 5.69%, 03/15/2026	74,000	74,009
CVS Health Corp., 7.00%, 03/10/2055(c)	57,000	57,716
		131,725
Health Care Supplies-0.74%
Solventum Corp.
5.45%, 02/25/2027	12,000	12,151
5.40%, 03/01/2029	61,000	61,674
		73,825
Hotels, Resorts & Cruise Lines-1.19%
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028(b)	25,000	25,035
5.88%, 04/01/2029(b)	24,000	24,186
Hyatt Hotels Corp., 5.38%, 04/23/2025	32,000	32,024
Marriott International, Inc.
4.88%, 05/15/2029	4,000	3,997
4.80%, 03/15/2030(d)	8,000	7,915
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)	25,000	25,090
		118,247
Housewares & Specialties-0.08%
Newell Brands, Inc., 6.38%, 05/15/2030	8,000	8,120
Independent Power Producers & Energy Traders-0.24%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	25,000	24,212
Industrial Machinery & Supplies & Components-0.44%
ESAB Corp., 6.25%, 04/15/2029(b)	25,000	25,368
Ingersoll Rand, Inc., 5.20%, 06/15/2027	9,000	9,106
Nordson Corp., 5.60%, 09/15/2028	9,000	9,229
		43,703
Industrial REITs-0.06%
LXP Industrial Trust, 6.75%, 11/15/2028	6,000	6,308
Insurance Brokers-0.15%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	15,000	14,953
Integrated Oil & Gas-0.97%
Occidental Petroleum Corp.
5.50%, 12/01/2025	30,000	30,092
5.00%, 08/01/2027	13,000	13,019
5.20%, 08/01/2029	3,000	2,985
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	51,000	50,902
		96,998
Interactive Media & Services-0.34%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	25,000	24,518
Meta Platforms, Inc., 4.30%, 08/15/2029	9,000	8,896
		33,414
Investment Banking & Brokerage-0.66%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	46,000	46,859
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
5.65%, 04/13/2028(c)	$11,000	$11,189
5.45%, 07/20/2029(c)	8,000	8,123
		66,171
Life & Health Insurance-3.79%
Athene Global Funding
5.62%, 05/08/2026(b)	33,000	33,334
4.86%, 08/27/2026(b)	37,000	37,005
5.52%, 03/25/2027(b)	13,000	13,154
Corebridge Global Funding
5.66% (SOFR + 1.30%), 09/25/2026(b)(e)	17,000	17,166
4.65%, 08/20/2027(b)	20,000	19,947
5.90%, 09/19/2028(b)	9,000	9,295
5.20%, 06/24/2029(b)	12,000	12,093
Pacific Life Global Funding II
5.41% (SOFR + 1.05%), 07/28/2026(b)(e)	17,000	17,147
5.50%, 08/28/2026(b)	30,000	30,424
4.50%, 08/28/2029(b)	37,000	36,520
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	151,203
		377,288
Managed Health Care-0.39%
Elevance Health, Inc., 5.35%, 10/15/2025	36,000	36,176
UnitedHealth Group, Inc., 4.75%, 07/15/2026	3,000	3,015
		39,191
Metal, Glass & Plastic Containers-0.26%
Ball Corp., 6.88%, 03/15/2028	25,000	25,678
Movies & Entertainment-1.05%
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	105,000	105,011
Multi-Family Residential REITs-0.50%
Camden Property Trust, 5.85%, 11/03/2026	49,000	50,002
Multi-Utilities-0.65%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	20,000	20,106
DTE Energy Co., 4.95%, 07/01/2027	7,000	7,029
Sempra, 6.63%, 04/01/2055(c)	38,000	37,588
		64,723
Office REITs-0.15%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	14,000	14,969
Oil & Gas Exploration & Production-1.26%
Diamondback Energy, Inc.
5.20%, 04/18/2027	10,000	10,102
5.15%, 01/30/2030	30,000	30,115
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	25,000	24,383
Pioneer Natural Resources Co., 5.10%, 03/29/2026	10,000	10,074
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	50,000	51,279
		125,953
Oil & Gas Storage & Transportation-3.56%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	5,000	5,072
Energy Transfer L.P., 6.05%, 12/01/2026	68,000	69,490
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	$47,000	$47,996
Kinder Morgan, Inc., 5.10%, 08/01/2029(d)	15,000	15,028
ONEOK, Inc.
5.85%, 01/15/2026	32,000	32,309
5.55%, 11/01/2026	6,000	6,072
4.25%, 09/24/2027	37,000	36,506
Plains All American Pipeline L.P., Series B, 8.90% (3 mo. Term SOFR + 4.37%)(e)(f)	24,000	24,031
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 09/01/2027(b)	28,000	27,904
5.03%, 10/01/2029(b)	18,000	17,717
Transcanada Trust (Canada), 5.63%, 05/20/2075(c)	17,000	16,982
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	30,000	30,681
Williams Cos., Inc. (The), 4.80%, 11/15/2029	25,000	24,777
		354,565
Packaged Foods & Meats-0.10%
Campbell’s Company (The), 5.30%, 03/20/2026	10,000	10,068
Paper & Plastic Packaging Products & Materials-1.07%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	49,607
Sealed Air Corp.
6.13%, 02/01/2028(b)	25,000	25,247
7.25%, 02/15/2031(b)	30,000	31,221
		106,075
Passenger Airlines-0.13%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	12,467	12,412
Personal Care Products-0.29%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	23,000	22,190
Kenvue, Inc., 5.35%, 03/22/2026	7,000	7,065
		29,255
Pharmaceuticals-1.04%
AstraZeneca Finance LLC (United Kingdom)
4.80%, 02/26/2027	14,000	14,102
4.85%, 02/26/2029	32,000	32,147
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	14,000	14,075
Novartis Capital Corp., 3.80%, 09/18/2029	11,000	10,634
Zoetis, Inc., 5.40%, 11/14/2025	32,000	32,191
		103,149
Real Estate Development-0.68%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	62,000	68,190
Regional Banks-0.55%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)	14,000	14,202
Synovus Financial Corp., 5.20%, 08/11/2025	23,000	23,004
Truist Financial Corp.
6.05%, 06/08/2027(c)	13,000	13,204
7.16%, 10/30/2029(c)	4,000	4,284
		54,694
	Principal Amount	Value
Restaurants-0.89%
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	$83,000	$88,996
Retail REITs-0.16%
Realty Income Corp., 5.05%, 01/13/2026	16,000	16,001
Self-Storage REITs-0.58%
Public Storage Operating Co.
5.05% (SOFR + 0.70%), 04/16/2027(e)	47,000	47,255
5.13%, 01/15/2029	10,000	10,156
		57,411
Semiconductors-0.43%
Broadcom, Inc.
5.05%, 07/12/2027	17,000	17,155
4.15%, 02/15/2028	26,000	25,552
		42,707
Sovereign Debt-1.74%
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	128,000	130,203
5.88%, 01/30/2029(b)	44,000	43,247
		173,450
Specialty Chemicals-0.31%
Wayfair LLC, 7.25%, 10/31/2029(b)	30,000	30,687
Steel-0.50%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	50,000	50,207
Systems Software-1.29%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	25,000	22,982
Oracle Corp., 5.80%, 11/10/2025	105,000	105,912
		128,894
Technology Hardware, Storage & Peripherals-0.24%
Seagate HDD Cayman, 4.09%, 06/01/2029	25,000	23,572
Telecom Tower REITs-0.49%
SBA Communications Corp., 3.88%, 02/15/2027	50,000	48,415
Tobacco-0.08%
Philip Morris International, Inc.
4.38%, 11/01/2027	5,000	4,970
5.25%, 09/07/2028	3,000	3,052
		8,022
Trading Companies & Distributors-0.19%
Air Lease Corp., 3.38%, 07/01/2025	19,000	18,884
Transaction & Payment Processing Services-1.27%
Block, Inc., 2.75%, 06/01/2026	50,000	48,746
Fiserv, Inc., 5.15%, 03/15/2027	77,000	77,688
		126,434
Wireless Telecommunication Services-0.28%
T-Mobile USA, Inc.
3.50%, 04/15/2025	19,000	18,954
4.95%, 03/15/2028(d)	9,000	9,034
		27,988
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,447,148)		7,521,223
U.S. Treasury Securities-11.65%
U.S. Treasury Bills-0.20%
4.23%, 05/29/2025(g)(h)	20,000	19,733
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
U.S. Treasury Notes-11.45%
4.25%, 12/31/2026	$514,700	$515,082
4.25%, 01/15/2028	309,000	309,085
4.38%, 12/31/2029	316,000	316,617
		1,140,784
Total U.S. Treasury Securities (Cost $1,155,643)		1,160,517

Asset-Backed Securities-9.57%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	99,982
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	100,645
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	101,902
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	25,000	25,489
GCAT Trust, Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(i)	74,425	75,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(i)	100,000	100,524
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(i)	70,920	71,082
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	79,965	81,431
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	28,928	30,388
Subway Funding LLC
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	36,908	37,366
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	24,938	24,636
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	10,000	10,084
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	28,000	28,063
UBS Commercial Mortgage Trust, Series 2017- C6, Class AS, 3.93%, 12/15/2050(i)	50,000	46,924
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(i)	65,933	61,665
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	56,000	57,658
Total Asset-Backed Securities (Cost $935,360)		953,609
	Principal Amount	Value

Municipal Obligations-0.70%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025 (Cost $70,000)	$70,000	$70,134

Agency Credit Risk Transfer Notes-0.57%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)(j)	21,576	22,129
Freddie Mac, Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)(k)	33,979	34,484
Total Agency Credit Risk Transfer Notes (Cost $55,554)		56,613
	Shares
Preferred Stocks-0.30%
Diversified Financial Services-0.30%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(c) (Cost $27,500)	1,100	29,601
Money Market Funds-0.49%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(l)(m) (Cost $48,565)	48,565	48,565
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.77% (Cost $9,739,770)		9,840,262
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.22%
Invesco Private Government Fund, 4.35%(l)(m)(n)	61,339	61,339
Invesco Private Prime Fund, 4.48%(l)(m)(n)	159,786	159,834
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $221,173)		221,173
TOTAL INVESTMENTS IN SECURITIES-100.99% (Cost $9,960,943)		10,061,435
OTHER ASSETS LESS LIABILITIES-(0.99)%		(98,885)
NET ASSETS-100.00%		$9,962,550
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $2,961,367, which represented 29.73% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at January 31, 2025.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	$19,733 was pledged as collateral to cover margin requirements for open futures contracts.
(i)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2025.

(j)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(k)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$339,476	$863,264	$(1,154,175)	$-	$-	$48,565	$4,087
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	173,811	244,084	(356,556)	-	-	61,339	1,276 *
Invesco Private Prime Fund	451,470	564,474	(856,111)	31	(30)	159,834	3,389 *
Total	$964,757	$1,671,822	$(2,366,842)	$31	$(30)	$269,738	$8,752

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	12	March-2025	$2,467,500	$(868)	$(868)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	March-2025	(957,516)	3,918	3,918
Total Futures Contracts				$3,050	$3,050
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Top QQQ ETF (QBIG)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-49.42%
Automobiles-3.80%
Tesla, Inc.(b)	2,802	$1,133,689
Broadline Retail-6.47%
Amazon.com, Inc.(b)	8,122	1,930,437
Interactive Media & Services-9.91%
Alphabet, Inc., Class A	4,513	920,742
Alphabet, Inc., Class C	4,274	878,735
Meta Platforms, Inc., Class A	1,684	1,160,579
		2,960,056
Semiconductors & Semiconductor Equipment-12.03%
Broadcom, Inc.	5,967	1,320,318
NVIDIA Corp.	18,918	2,271,484
		3,591,802
Software-7.98%
Microsoft Corp.	5,743	2,383,689
	Shares	Value
Technology Hardware, Storage & Peripherals-9.23%
Apple, Inc.	11,676	$2,755,536
Total Common Stocks & Other Equity Interests (Cost $14,969,325)		14,755,209

Money Market Funds-51.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $15,322,470)	15,322,470	15,322,470
TOTAL INVESTMENTS IN SECURITIES-100.74% (Cost $30,291,795)		30,077,679
OTHER ASSETS LESS LIABILITIES-(0.74)%		(221,639)
NET ASSETS-100.00%		$29,856,040

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,931,998	$(3,609,528)	$-	$-	$15,322,470	$79,582

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Bank of America, N.A.	Pay	Bank of America MLQBIG01 Index	SOFR + 1.32%	Quarterly	March-2025	$5,509,053	$-	$(235,346)	$(235,346)
Goldman Sachs International	Pay	Goldman Sachs GSQBIGZ4 Index	SOFR + 1.50%	Quarterly	March-2025	5,265,533	-	(174,636)	(174,636)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSQBIGZ4 Index	SOFR + 1.40%	Quarterly	March-2025	4,861,043	-	(223,237)	(223,237)
Total Over-The-Counter Total Return Swap Agreements							$—	$(633,219)	$(633,219)

Abbreviations:
SOFR	-Secured Overnight Financing Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-53.09%
Aerospace & Defense-0.99%
BAE Systems PLC (United Kingdom)
5.00%, 03/26/2027(b)	$1,114,000	$1,119,546
5.13%, 03/26/2029(b)	1,063,000	1,068,617
5.50%, 03/26/2054(b)(c)	1,031,000	998,479
Boeing Co. (The)
6.26%, 05/01/2027	203,000	208,294
6.30%, 05/01/2029(c)	348,000	362,183
6.39%, 05/01/2031	340,000	357,968
6.53%, 05/01/2034	2,003,000	2,116,894
5.81%, 05/01/2050	1,049,000	988,202
Howmet Aerospace, Inc., 4.85%, 10/15/2031	415,000	410,130
Huntington Ingalls Industries, Inc.
5.35%, 01/15/2030	531,000	533,973
5.75%, 01/15/2035(c)	1,180,000	1,180,850
L3Harris Technologies, Inc., 5.40%, 07/31/2033	41,000	41,067
Lockheed Martin Corp.
5.10%, 11/15/2027	31,000	31,489
4.50%, 02/15/2029	293,000	290,566
4.80%, 08/15/2034(c)	929,000	902,919
5.90%, 11/15/2063	19,000	19,571
RTX Corp.
5.75%, 01/15/2029	243,000	251,323
5.15%, 02/27/2033	106,000	105,335
6.40%, 03/15/2054	136,000	147,710
TransDigm, Inc.
6.75%, 08/15/2028(b)	681,000	693,918
6.38%, 03/01/2029(b)	3,089,000	3,123,816
6.63%, 03/01/2032(b)	2,241,000	2,282,057
6.00%, 01/15/2033(b)	1,048,000	1,034,792
		18,269,699
Agricultural & Farm Machinery-0.16%
AGCO Corp.
5.45%, 03/21/2027	190,000	192,138
5.80%, 03/21/2034(c)	445,000	446,888
Deere & Co., 5.45%, 01/16/2035(c)	1,281,000	1,306,874
John Deere Capital Corp.
4.70%, 06/10/2030	155,000	154,935
5.10%, 04/11/2034(c)	909,000	908,711
		3,009,546
Air Freight & Logistics-0.19%
GXO Logistics, Inc.
6.25%, 05/06/2029	763,000	784,600
6.50%, 05/06/2034(c)	460,000	470,643
United Parcel Service, Inc.
5.15%, 05/22/2034(c)	605,000	603,375
5.50%, 05/22/2054	844,000	821,915
5.60%, 05/22/2064	797,000	772,239
		3,452,772
Apparel Retail-0.26%
Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	5,226,000	4,759,057
Application Software-0.20%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	448,000	430,212
Intuit, Inc., 5.20%, 09/15/2033	161,000	162,088
	Principal Amount	Value
Application Software-(continued)
Roper Technologies, Inc.
4.50%, 10/15/2029	$769,000	$757,296
4.75%, 02/15/2032	878,000	857,494
4.90%, 10/15/2034	1,118,000	1,077,587
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	421,000	428,228
		3,712,905
Asset Management & Custody Banks-0.83%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	2,660,000	2,605,536
Ameriprise Financial, Inc.
5.70%, 12/15/2028(c)	251,000	259,772
5.15%, 05/15/2033	116,000	115,720
Ares Capital Corp.
5.88%, 03/01/2029	246,000	249,124
5.95%, 07/15/2029	415,000	420,788
5.80%, 03/08/2032	1,600,000	1,587,468
Bank of New York Mellon Corp. (The)
4.89%, 07/21/2028(c)(d)	1,200,000	1,207,570
4.98%, 03/14/2030(d)	127,000	127,558
5.06%, 07/22/2032(d)	710,000	708,842
5.83%, 10/25/2033(d)	27,000	28,067
5.19%, 03/14/2035(d)	110,000	109,024
Series I, 3.75%(d)(e)	28,000	26,803
Series J, 4.97%, 04/26/2034(d)	58,000	56,920
Blackstone Secured Lending Fund
2.13%, 02/15/2027(c)	771,000	725,451
5.88%, 11/15/2027	499,000	506,600
Citadel L.P.
6.00%, 01/23/2030(b)(c)	413,000	417,536
6.38%, 01/23/2032(b)	774,000	787,360
Northern Trust Corp., 6.13%, 11/02/2032	28,000	29,705
State Street Corp.
5.68%, 11/21/2029(c)(d)	341,000	351,451
6.12%, 11/21/2034(d)	209,000	218,181
6.45%(d)(e)	4,638,000	4,651,914
		15,191,390
Automobile Manufacturers-2.28%
American Honda Finance Corp.
5.06% (SOFR + 0.71%), 01/09/2026(f)	2,038,000	2,043,105
4.90%, 01/10/2034(c)	499,000	481,788
Daimler Truck Finance North America LLC (Germany)
5.00%, 01/15/2027(b)(c)	747,000	749,800
3.65%, 04/07/2027(b)	616,000	601,626
5.38%, 01/18/2034(b)(c)	556,000	549,719
5.63%, 01/13/2035(b)	1,300,000	1,301,977
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	993,000	1,014,549
7.35%, 11/04/2027	889,000	930,393
6.80%, 05/12/2028	896,000	928,801
6.80%, 11/07/2028	1,007,000	1,045,918
7.20%, 06/10/2030	879,000	927,333
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Automobile Manufacturers-(continued)
Hyundai Capital America
5.88%, 04/07/2025(b)	$4,000	$4,005
5.65%, 06/26/2026(b)	157,000	158,594
5.00%, 01/07/2028(b)	5,092,000	5,095,569
5.60%, 03/30/2028(b)	97,000	98,533
5.35%, 03/19/2029(b)	169,000	170,113
5.30%, 01/08/2030(b)	2,181,000	2,188,330
5.80%, 04/01/2030(b)	19,000	19,433
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)(c)	2,860,000	2,877,435
Mercedes-Benz Finance North America LLC (Germany)
4.80%, 01/11/2027(b)(c)	1,057,000	1,059,576
5.10%, 08/03/2028(b)(c)	776,000	779,860
4.85%, 01/11/2029(b)	841,000	836,817
5.00%, 01/11/2034(b)(c)	337,000	326,018
5.13%, 08/01/2034(b)	3,016,000	2,944,790
PACCAR Financial Corp., 4.00%, 09/26/2029	1,668,000	1,620,359
Toyota Motor Credit Corp.
5.25%, 09/11/2028	102,000	103,930
4.55%, 08/09/2029(c)	590,000	585,161
5.10%, 03/21/2031	692,000	697,735
5.35%, 01/09/2035(c)	7,169,000	7,209,692
Volkswagen Group of America Finance LLC (Germany)
4.90%, 08/14/2026(b)	1,445,000	1,442,874
5.25%, 03/22/2029(b)(c)	1,005,000	1,002,567
4.95%, 08/15/2029(b)(c)	1,083,000	1,064,614
5.60%, 03/22/2034(b)(c)	1,004,000	991,938
		41,852,952
Automotive Parts & Equipment-0.65%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(c)	1,904,000	1,935,616
ERAC USA Finance LLC
5.00%, 02/15/2029(b)(c)	236,000	237,115
4.90%, 05/01/2033(b)	115,000	111,895
5.20%, 10/30/2034(b)(c)	329,000	325,737
PHINIA, Inc.
6.75%, 04/15/2029(b)	3,000,000	3,085,662
6.63%, 10/15/2032(b)	262,000	262,734
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)(c)	2,787,000	2,810,280
7.13%, 04/14/2030(b)	1,193,000	1,193,850
6.75%, 04/23/2030(b)	730,000	717,814
6.88%, 04/23/2032(b)	1,246,000	1,201,520
		11,882,223
Automotive Retail-0.18%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	345,000	347,191
AutoZone, Inc., 5.20%, 08/01/2033	125,000	123,714
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	1,319,000	1,386,025
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	1,425,000	1,381,777
		3,238,707
	Principal Amount	Value
Biotechnology-0.20%
AbbVie, Inc.
4.80%, 03/15/2029	$909,000	$910,781
4.95%, 03/15/2031	478,000	479,669
5.05%, 03/15/2034(c)	715,000	709,654
5.35%, 03/15/2044	214,000	209,681
5.40%, 03/15/2054(c)	524,000	505,884
5.50%, 03/15/2064	423,000	406,789
Amgen, Inc.
5.25%, 03/02/2025	72,000	72,049
5.15%, 03/02/2028	85,000	85,972
5.25%, 03/02/2030	39,000	39,512
Gilead Sciences, Inc.
5.25%, 10/15/2033	170,000	171,029
5.55%, 10/15/2053	179,000	176,173
		3,767,193
Broadcasting-0.08%
Paramount Global
5.85%, 09/01/2043	919,000	809,594
4.95%, 05/19/2050(c)	919,000	707,112
		1,516,706
Broadline Retail-0.10%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	1,880,000	1,884,324
Building Products-0.10%
Carrier Global Corp., 5.90%, 03/15/2034	60,000	62,152
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	140,009
5.86%, 09/15/2053(b)	100,000	89,160
Lennox International, Inc., 5.50%, 09/15/2028	133,000	135,771
Quikrete Holdings, Inc., 6.38%, 03/01/2032(b)	1,374,000	1,379,139
		1,806,231
Cable & Satellite-0.10%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	472,000	472,589
7.38%, 03/01/2031(b)(c)	621,000	636,170
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	4,000	3,934
6.65%, 02/01/2034	290,000	298,597
Comcast Corp., 5.50%, 11/15/2032	58,000	59,177
Cox Communications, Inc.
5.70%, 06/15/2033(b)	39,000	38,726
5.80%, 12/15/2053(b)(c)	290,000	262,788
		1,771,981
Cargo Ground Transportation-0.42%
Penske Truck Leasing Co. L.P./ PTL Finance Corp., 5.25%, 02/01/2030(b)	5,080,000	5,093,660
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Cargo Ground Transportation-(continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75%, 05/24/2026(b)	$34,000	$34,368
5.35%, 01/12/2027(b)	112,000	113,030
5.70%, 02/01/2028(b)	42,000	42,805
5.55%, 05/01/2028(b)	81,000	82,407
6.05%, 08/01/2028(b)	116,000	119,633
Ryder System, Inc.
4.90%, 12/01/2029	1,901,000	1,889,914
6.60%, 12/01/2033(c)	268,000	289,670
		7,665,487
Commercial & Residential Mortgage Finance-0.09%
Aviation Capital Group LLC
6.25%, 04/15/2028(b)	66,000	68,184
6.75%, 10/25/2028(b)	228,000	239,893
6.38%, 07/15/2030(b)	148,000	154,753
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	834,000	855,876
Radian Group, Inc., 6.20%, 05/15/2029	375,000	385,405
		1,704,111
Commodity Chemicals-0.03%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	554,000	528,531
Communications Equipment-0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054	116,000	112,413
Construction Machinery & Heavy Transportation Equipment-0.18%
SMBC Aviation Capital Finance DAC (Ireland)
5.30%, 04/03/2029(b)(c)	1,125,000	1,129,351
5.70%, 07/25/2033(b)(c)	991,000	1,003,367
5.55%, 04/03/2034(b)	1,120,000	1,115,454
		3,248,172
Consumer Electronics-0.26%
LG Electronics, Inc. (South Korea)
5.63%, 04/24/2027(b)	1,169,000	1,186,135
5.63%, 04/24/2029(b)(c)	1,108,000	1,125,980
Sensata Technologies B.V., 4.00%, 04/15/2029(b)(c)	2,694,000	2,495,686
		4,807,801
Consumer Finance-0.68%
American Express Co.
5.65%, 04/23/2027(d)	933,000	943,361
5.53%, 04/25/2030(d)	840,000	857,751
5.44%, 01/30/2036(d)	1,861,000	1,861,482
Capital One Financial Corp.
7.15%, 10/29/2027(d)	109,000	113,061
6.18%, 01/30/2036(d)	622,000	624,950
FirstCash, Inc.
4.63%, 09/01/2028(b)	3,000,000	2,870,940
6.88%, 03/01/2032(b)	2,047,000	2,077,934
General Motors Financial Co., Inc., 5.40%, 04/06/2026	19,000	19,127
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp., 6.63%, 05/15/2029	$2,552,000	$2,595,957
SLM Corp., 6.50%, 01/31/2030	445,000	449,450
		12,414,013
Consumer Staples Merchandise Retail-0.00%
Dollar General Corp., 5.50%, 11/01/2052	31,000	28,010
Target Corp., 4.80%, 01/15/2053	45,000	40,264
		68,274
Distillers & Vintners-0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	23,000	22,108
Distributors-0.19%
Genuine Parts Co.
6.50%, 11/01/2028	343,000	359,885
4.95%, 08/15/2029	2,737,000	2,721,059
6.88%, 11/01/2033	361,000	396,852
		3,477,796
Diversified Banks-9.58%
Africa Finance Corp. (Supranational)
4.38%, 04/17/2026(b)	280,000	276,217
7.50%(b)(d)(e)	3,560,000	3,516,538
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(b)	817,000	871,202
5.20%, 09/30/2035(b)(c)(d)	5,963,000	5,694,964
6.75%(b)(d)(e)	636,000	647,065
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(e)	622,000	679,915
Banco Santander S.A. (Spain)
5.55%, 03/14/2028(d)	1,000,000	1,010,401
9.63%(d)(e)	1,200,000	1,325,599
9.63%(c)(d)(e)	1,400,000	1,614,358
Bank of America Corp.
5.41% (SOFR + 1.05%), 02/04/2028(f)	44,000	44,374
4.95%, 07/22/2028(d)	23,000	23,076
4.98%, 01/24/2029(c)(d)	9,520,000	9,542,971
5.19% (SOFR + 0.83%), 01/24/2029(c)(f)	2,289,000	2,290,789
5.20%, 04/25/2029(d)	199,000	200,753
5.16%, 01/24/2031(d)	1,063,000	1,066,526
5.37% (SOFR + 1.01%), 01/24/2031(f)	2,031,000	2,034,316
5.43%, 08/15/2035(d)	1,702,000	1,659,496
5.52%, 10/25/2035(c)(d)	5,401,000	5,285,130
5.51%, 01/24/2036(d)	1,468,000	1,476,699
Bank of Montreal (Canada)
5.30%, 06/05/2026	64,000	64,607
7.70%, 05/26/2084(d)	1,154,000	1,197,494
7.30%, 11/26/2084(d)	1,274,000	1,299,406
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)	1,261,000	1,266,904
Bank of Nova Scotia (The) (Canada)
8.63%, 10/27/2082(d)	853,000	901,562
8.00%, 01/27/2084(d)	932,000	974,398
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(d)	676,000	720,229
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(d)	$330,000	$334,504
BPCE S.A. (France)
6.29%, 01/14/2036(b)(d)	2,260,000	2,304,981
6.92%, 01/14/2046(b)(c)(d)	1,230,000	1,273,684
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	2,509,000	2,512,243
Citibank N.A., 4.93%, 08/06/2026	1,900,000	1,910,506
Citigroup, Inc.
5.17%, 02/13/2030(c)(d)	225,000	225,675
3.98%, 03/20/2030(d)	6,000	5,752
4.54%, 09/19/2030(c)(d)	2,477,000	2,416,404
6.17%, 05/25/2034(d)	151,000	153,945
5.83%, 02/13/2035(c)(d)	620,000	616,811
6.02%, 01/24/2036(d)	2,140,000	2,149,246
5.41%, 09/19/2039(c)(d)	3,111,000	2,968,029
Series AA, 7.63%(d)(e)	2,157,000	2,264,964
Series BB, 7.20%(c)(d)(e)	1,833,000	1,912,779
Series DD, 7.00%(d)(e)	2,504,000	2,615,443
Series EE, 6.75%(c)(d)(e)	5,485,000	5,537,385
Series P, 5.95%(d)(e)	228,000	228,107
Series W, 4.00%(d)(e)	474,000	468,383
Series Z, 7.38%(c)(d)(e)	2,114,000	2,199,304
Comerica, Inc., 5.98%, 01/30/2030(d)	125,000	126,251
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)(d)	652,000	634,772
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)(c)	915,000	923,157
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	774,000	767,413
Fifth Third Bancorp
1.71%, 11/01/2027(d)	33,000	31,271
6.34%, 07/27/2029(d)	20,000	20,814
4.77%, 07/28/2030(d)	69,000	67,895
5.63%, 01/29/2032(d)	202,000	205,053
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)(d)	1,005,000	1,011,503
HSBC Holdings PLC (United Kingdom)
5.60%, 05/17/2028(d)	1,043,000	1,056,330
5.21%, 08/11/2028(c)(d)	656,000	659,582
5.29%, 11/19/2030(d)	2,494,000	2,492,148
8.11%, 11/03/2033(d)	685,000	777,283
7.40%, 11/13/2034(d)	506,000	552,945
5.87%, 11/18/2035(d)	2,222,000	2,190,738
6.33%, 03/09/2044(d)	664,000	703,331
6.88%(d)(e)	1,024,000	1,030,835
6.95%(d)(e)	1,066,000	1,070,455
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	991,000	997,805
	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.57%, 04/22/2028(d)	$677,000	$688,108
4.85%, 07/25/2028(d)	25,000	25,042
4.92%, 01/24/2029(c)(d)	958,000	959,178
5.30%, 07/24/2029(d)	125,000	126,631
6.09%, 10/23/2029(d)	168,000	174,810
5.01%, 01/23/2030(d)	127,000	127,288
5.58%, 04/22/2030(d)	539,000	550,557
3.70%, 05/06/2030(d)	2,000	1,901
5.00%, 07/22/2030(d)	1,200,000	1,199,229
4.60%, 10/22/2030(d)	2,534,000	2,489,976
5.14%, 01/24/2031(d)	2,219,000	2,228,348
5.72%, 09/14/2033(d)	61,000	62,180
5.34%, 01/23/2035(d)	106,000	105,786
5.50%, 01/24/2036(d)	2,456,000	2,471,520
Series HH, 4.60%(d)(e)	3,604,000	3,604,000
Series NN, 6.88%(d)(e)	427,000	446,799
Series OO, 6.50%(d)(e)	9,281,000	9,407,121
KeyBank N.A.
3.30%, 06/01/2025	590,000	587,074
4.15%, 08/08/2025(c)	330,000	328,865
5.85%, 11/15/2027	571,000	585,268
KeyCorp
5.69% (SOFR + 1.25%), 05/23/2025(f)	67,000	67,036
2.55%, 10/01/2029	30,000	26,832
Manufacturers & Traders Trust Co.
2.90%, 02/06/2025	755,000	754,879
4.70%, 01/27/2028(c)	798,000	793,376
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02%, 07/20/2028(d)	679,000	681,982
5.26%, 04/17/2030(d)	1,154,000	1,165,151
5.41%, 04/19/2034(c)(d)	542,000	548,044
5.43%, 04/17/2035(d)	1,084,000	1,084,219
5.57%, 01/16/2036(d)	3,294,000	3,313,213
8.20%(d)(e)	2,019,000	2,212,818
Mizuho Financial Group, Inc. (Japan)
5.78%, 07/06/2029(d)	570,000	584,618
5.38%, 07/10/2030(d)	1,100,000	1,112,498
5.75%, 07/06/2034(c)(d)	705,000	722,505
5.59%, 07/10/2035(c)(d)	1,436,000	1,449,620
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	548,000	549,383
5.88%, 10/30/2026	896,000	915,512
5.02%, 01/12/2029(d)	980,000	984,048
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	272,000	281,714
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(d)	5,480,000	5,486,679
National Securities Clearing Corp.
5.10%, 11/21/2027(b)	1,096,000	1,109,716
5.00%, 05/30/2028(b)	560,000	564,349
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)(e)	1,229,000	1,185,366
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	823,000	819,645
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	1,884,000	1,257,186
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
6.62%, 10/20/2027(d)	$193,000	$198,995
5.58%, 06/12/2029(d)	136,000	138,923
6.04%, 10/28/2033(d)	30,000	31,199
5.07%, 01/24/2034(d)	41,000	40,138
6.88%, 10/20/2034(d)	148,000	162,222
5.58%, 01/29/2036(d)	1,402,000	1,409,490
Series V, 6.20%(d)(e)	62,000	62,691
Series W, 6.25%(d)(e)	106,000	106,737
Royal Bank of Canada (Canada)
5.06% (SOFR + 0.71%), 01/21/2027(f)	46,000	46,145
4.95%, 02/01/2029	88,000	88,401
5.00%, 02/01/2033	51,000	50,380
7.50%, 05/02/2084(d)	1,257,000	1,304,530
Standard Chartered PLC (United Kingdom)
6.19%, 07/06/2027(b)(c)(d)	523,000	532,133
6.75%, 02/08/2028(b)(c)(d)	448,000	462,663
7.02%, 02/08/2030(b)(c)(d)	525,000	557,687
5.01%, 10/15/2030(b)(d)	1,640,000	1,622,033
2.68%, 06/29/2032(b)(d)	810,000	686,787
7.75%(b)(c)(d)(e)	1,387,000	1,437,828
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(e)	2,099,000	2,125,261
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 03/09/2026(b)	555,000	560,829
5.65%, 09/14/2026(b)(c)	558,000	566,594
5.55%, 09/14/2028(b)	687,000	700,929
5.20%, 03/07/2029(b)	1,170,000	1,182,061
5.35%, 03/07/2034(b)(c)	928,000	930,316
Synovus Bank, 5.63%, 02/15/2028(c)	980,000	987,631
Toronto-Dominion Bank (The) (Canada)
4.78%, 12/17/2029(c)	2,723,000	2,695,520
5.15%, 09/10/2034(c)(d)	2,907,000	2,850,810
8.13%, 10/31/2082(d)	701,000	734,202
7.25%, 07/31/2084(d)	1,212,000	1,228,287
U.S. Bancorp
5.78%, 06/12/2029(d)	104,000	106,709
5.38%, 01/23/2030(d)	249,000	252,274
UBS AG (Switzerland), 5.65%, 09/11/2028	674,000	692,133
Wells Fargo & Co.
5.71%, 04/22/2028(d)	418,000	424,946
4.81%, 07/25/2028(d)	19,000	18,960
5.57%, 07/25/2029(d)	87,000	88,654
6.30%, 10/23/2029(d)	116,000	121,131
5.20%, 01/23/2030(d)	143,000	143,878
4.90%, 07/25/2033(d)	17,000	16,486
5.39%, 04/24/2034(d)	45,000	44,660
5.56%, 07/25/2034(d)	223,000	223,788
5.50%, 01/23/2035(d)	208,000	208,014
6.85%(d)(e)	872,000	897,588
7.63%(d)(e)	97,000	103,426
Westpac Banking Corp. (Australia)
6.82%, 11/17/2033	393,000	424,761
5.62%, 11/20/2035(d)	1,815,000	1,786,044
		175,997,659
	Principal Amount	Value
Diversified Capital Markets-0.51%
Ares Strategic Income Fund
5.70%, 03/15/2028(b)	$2,456,000	$2,459,086
6.20%, 03/21/2032(b)	2,190,000	2,192,136
Credit Suisse Group AG (Switzerland)
4.50%(b)(d)(e)(h)(i)	332,000	19,920
5.25%(b)(d)(e)(h)(i)	271,000	16,260
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)(c)	697,000	701,190
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(d)	491,000	494,931
5.43%, 02/08/2030(b)(d)	527,000	533,221
Series 28, 9.25%(b)(d)(e)	784,000	856,840
Series 31, 7.75%(b)(c)(d)(e)	1,184,000	1,243,806
Series 33, 9.25%(b)(d)(e)	721,000	834,566
		9,351,956
Diversified Chemicals-0.23%
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(e)	2,572,000	2,614,042
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026(c)	273,000	262,487
8.75%, 05/03/2029(b)	1,262,000	1,282,895
		4,159,424
Diversified Financial Services-2.82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029	429,000	429,747
Aircastle Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030(b)	334,000	332,143
5.75%, 10/01/2031(b)(c)	727,000	733,520
AMC East Communities LLC, 6.01%, 01/15/2053(b)	180,233	165,855
Apollo Debt Solutions BDC
6.90%, 04/13/2029(b)	94,000	97,860
6.55%, 03/15/2032(b)	1,617,000	1,645,191
Apollo Global Management, Inc., 6.38%, 11/15/2033	214,000	230,616
Atlas Warehouse Lending Co. L.P.
6.05%, 01/15/2028(b)	1,817,000	1,822,336
6.25%, 01/15/2030(b)	1,997,000	1,998,416
Avolon Holdings Funding Ltd. (Ireland)
4.95%, 01/15/2028(b)	2,816,000	2,795,855
6.38%, 05/04/2028(b)(c)	220,000	227,080
5.75%, 03/01/2029(b)	571,000	578,306
5.75%, 11/15/2029(b)	707,000	715,765
5.15%, 01/15/2030(b)	4,301,000	4,240,611
BlackRock Funding, Inc.
4.90%, 01/08/2035	398,000	392,044
5.35%, 01/08/2055	391,000	376,481
Corebridge Financial, Inc.
6.05%, 09/15/2033	167,000	172,660
5.75%, 01/15/2034	276,000	280,912
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	1,270,000	1,251,984
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	13,823,000	13,528,507
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/2029(b)(c)	$2,000,000	$1,890,129
7.13%, 04/30/2031(b)	1,380,000	1,427,266
6.13%, 11/01/2032(b)	5,937,000	5,912,071
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	2,571,000	2,585,475
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	423,000	452,456
LPL Holdings, Inc., 5.70%, 05/20/2027	658,000	667,698
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 03/26/2029(b)	357,000	368,160
5.15%, 03/17/2030(b)	1,667,000	1,641,170
6.50%, 03/26/2031(b)	421,000	436,679
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	212,798	174,750
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	1,730,000	1,727,982
Pacific Beacon LLC
5.38%, 07/15/2026(b)	22,813	22,915
5.51%, 07/15/2036(b)	500,000	473,948
Pershing Square Holdings Ltd., 3.25%, 10/01/2031(b)	2,300,000	1,950,790
		51,747,378
Diversified Metals & Mining-0.31%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10%, 09/08/2028	202,000	204,456
5.25%, 09/08/2030	143,000	145,758
5.25%, 09/08/2033(c)	259,000	259,848
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	674,000	642,037
Glencore Funding LLC (Australia)
5.41% (SOFR + 1.06%), 04/04/2027(b)(f)	477,000	478,951
5.37%, 04/04/2029(b)	428,000	432,898
5.63%, 04/04/2034(b)	284,000	284,421
5.89%, 04/04/2054(b)(c)	265,000	259,204
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	3,000,000	3,008,769
		5,716,342
Diversified REITs-0.32%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	89,352	80,714
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	169,181
Trust Fibra Uno (Mexico)
7.70%, 01/23/2032(b)	2,155,000	2,185,967
8.25%, 01/23/2037(b)	3,125,000	3,134,375
VICI Properties L.P.
5.75%, 04/01/2034	188,000	188,924
6.13%, 04/01/2054	134,000	132,703
		5,891,864
	Principal Amount	Value
Diversified Support Services-0.28%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	$277,000	$289,762
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	197,000	202,135
7.75%, 03/15/2031(b)	366,000	385,846
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	4,423,000	4,238,934
		5,116,677
Drug Retail-0.05%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	961,000	939,404
Electric Utilities-3.91%
Alabama Power Co., 5.85%, 11/15/2033	128,000	132,934
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	556,000	588,941
American Electric Power Co., Inc.
5.75%, 11/01/2027	29,000	29,733
5.20%, 01/15/2029	251,000	252,494
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)(c)	1,175,000	1,158,718
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028	83,000	84,233
5.05%, 03/01/2035(c)	1,847,000	1,809,475
Series AJ, 4.85%, 10/01/2052	52,000	45,899
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	3,843,000	3,781,896
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/2034	107,000	108,657
5.90%, 11/15/2053	142,000	143,435
Constellation Energy Generation LLC
6.13%, 01/15/2034	110,000	114,428
6.50%, 10/01/2053	54,000	56,691
5.75%, 03/15/2054	361,000	346,673
Dominion Energy South Carolina, Inc.
6.25%, 10/15/2053	71,000	76,272
Series 2025, 5.30%, 01/15/2035	795,000	794,923
Duke Energy Carolinas LLC
4.85%, 03/15/2030(c)	467,000	467,792
5.25%, 03/15/2035	2,885,000	2,867,431
5.35%, 01/15/2053	48,000	45,477
Duke Energy Corp.
4.85%, 01/05/2029	401,000	400,521
5.00%, 08/15/2052	39,000	33,808
6.45%, 09/01/2054(c)(d)	214,000	215,192
Duke Energy Indiana LLC, 5.40%, 04/01/2053	66,000	62,149
Electricite de France S.A. (France)
5.70%, 05/23/2028(b)	336,000	342,821
6.38%, 01/13/2055(b)	2,395,000	2,387,302
9.13%(b)(c)(d)(e)	685,000	779,726
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	872,000	885,029
Entergy Corp., 7.13%, 12/01/2054(d)	430,000	439,458
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Entergy Louisiana LLC
5.15%, 09/15/2034(c)	$605,000	$594,257
5.80%, 03/15/2055	2,578,000	2,551,435
Entergy Texas, Inc., 5.55%, 09/15/2054	519,000	498,031
Evergy Metro, Inc., 4.95%, 04/15/2033	51,000	49,864
Eversource Energy
5.00%, 01/01/2027	309,000	310,513
5.50%, 01/01/2034	182,000	181,029
Exelon Corp.
5.15%, 03/15/2029(c)	216,000	217,648
5.45%, 03/15/2034	357,000	357,372
5.60%, 03/15/2053	466,000	444,772
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	22,000	22,149
FirstEnergy Transmission LLC
4.55%, 01/15/2030	1,154,000	1,129,463
5.00%, 01/15/2035	643,000	621,156
Florida Power & Light Co., 4.80%, 05/15/2033	40,000	38,991
Georgia Power Co., 4.95%, 05/17/2033	46,000	45,030
MidAmerican Energy Co.
5.35%, 01/15/2034	53,000	53,753
5.85%, 09/15/2054	84,000	84,939
5.30%, 02/01/2055	401,000	376,738
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	934,000	934,703
5.00%, 02/07/2031	311,000	313,023
5.80%, 01/15/2033	21,000	21,701
5.00%, 08/15/2034	2,302,000	2,243,474
7.13%, 09/15/2053(d)	1,246,000	1,296,015
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	71,000	71,069
4.90%, 03/15/2029(c)	518,000	517,089
5.05%, 03/15/2030	2,034,000	2,032,342
5.30%, 03/15/2032	5,868,000	5,861,969
5.45%, 03/15/2035	5,861,000	5,833,185
5.55%, 03/15/2054	522,000	495,885
6.75%, 06/15/2054(d)	371,000	380,442
5.90%, 03/15/2055	2,049,000	2,042,397
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	223,000	218,076
Oglethorpe Power Corp., 5.90%, 02/01/2055(b)	259,000	257,011
Ohio Power Co., 5.65%, 06/01/2034	487,000	490,124
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	1,743,000	1,685,910
Oncor Electric Delivery Co. LLC
4.65%, 11/01/2029	3,591,000	3,561,157
5.65%, 11/15/2033	257,000	263,538
Pacific Gas and Electric Co., 5.90%, 10/01/2054(c)	1,150,000	1,071,220
PacifiCorp
5.10%, 02/15/2029	234,000	235,614
5.30%, 02/15/2031(c)	317,000	318,403
5.45%, 02/15/2034	290,000	287,214
5.80%, 01/15/2055	259,000	248,310
	Principal Amount	Value
Electric Utilities-(continued)
PPL Capital Funding, Inc., 5.25%, 09/01/2034	$379,000	$372,526
Public Service Co. of Colorado, 5.25%, 04/01/2053	48,000	44,191
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	71,000	71,792
San Diego Gas & Electric Co.
5.35%, 04/01/2053	113,000	105,000
5.55%, 04/15/2054	700,000	664,912
Sierra Pacific Power Co., 5.90%, 03/15/2054	56,000	56,082
Southern Co. (The)
5.70%, 10/15/2032	24,000	24,640
4.85%, 03/15/2035	1,741,000	1,655,173
Series B, 4.00%, 01/15/2051(d)	787,000	775,987
Southwestern Electric Power Co., 5.30%, 04/01/2033	45,000	44,539
Union Electric Co.
5.20%, 04/01/2034	619,000	615,200
5.13%, 03/15/2055	753,000	688,360
Virginia Electric & Power Co.
5.00%, 04/01/2033	48,000	46,981
5.35%, 01/15/2054	149,000	139,036
Vistra Operations Co. LLC
5.05%, 12/30/2026(b)	1,208,000	1,210,081
5.63%, 02/15/2027(b)	3,000,000	3,001,839
7.75%, 10/15/2031(b)	847,000	894,914
6.88%, 04/15/2032(b)	1,368,000	1,408,664
6.95%, 10/15/2033(b)	126,000	135,341
6.00%, 04/15/2034(b)	309,000	312,308
5.70%, 12/30/2034(b)(c)	2,883,000	2,848,516
		71,825,201
Electrical Components & Equipment-0.27%
EnerSys, 4.38%, 12/15/2027(b)	5,000,000	4,833,637
Regal Rexnord Corp.
6.30%, 02/15/2030	35,000	36,121
6.40%, 04/15/2033	120,000	124,232
		4,993,990
Electronic Components-0.10%
Amphenol Corp.
5.00%, 01/15/2035	1,200,000	1,174,393
5.38%, 11/15/2054	628,000	596,856
		1,771,249
Electronic Manufacturing Services-0.04%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	644,000	652,199
Environmental & Facilities Services-0.27%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	816,000	847,542
Republic Services, Inc.
4.88%, 04/01/2029	275,000	275,484
5.00%, 12/15/2033	190,000	186,889
5.00%, 04/01/2034	29,000	28,428
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Environmental & Facilities Services-(continued)
Veralto Corp.
5.50%, 09/18/2026	$495,000	$501,042
5.35%, 09/18/2028	187,000	190,120
5.45%, 09/18/2033	142,000	142,888
Waste Management, Inc., 5.35%, 10/15/2054	2,881,000	2,766,724
		4,939,117
Financial Exchanges & Data-0.01%
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	23,000	20,737
5.20%, 06/15/2062	59,000	54,216
Nasdaq, Inc.
5.35%, 06/28/2028	31,000	31,513
5.55%, 02/15/2034	61,000	61,740
5.95%, 08/15/2053	24,000	24,234
6.10%, 06/28/2063	60,000	61,130
		253,570
Food Retail-0.33%
Kroger Co. (The)
5.00%, 09/15/2034(c)	1,738,000	1,687,320
5.50%, 09/15/2054	1,921,000	1,801,249
5.65%, 09/15/2064	2,706,000	2,536,777
		6,025,346
Gas Utilities-0.05%
Atmos Energy Corp.
5.90%, 11/15/2033	80,000	83,599
6.20%, 11/15/2053	60,000	64,084
5.00%, 12/15/2054(c)	685,000	612,691
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	94,000	93,915
Southwest Gas Corp., 5.45%, 03/23/2028	30,000	30,484
		884,773
Health Care Distributors-0.08%
Cardinal Health, Inc., 5.45%, 02/15/2034	219,000	218,986
Cencora, Inc., 5.13%, 02/15/2034	197,000	193,554
McKesson Corp., 4.25%, 09/15/2029(c)	1,094,000	1,070,904
		1,483,444
Health Care Equipment-0.61%
Smith & Nephew PLC (United Kingdom)
5.15%, 03/20/2027	219,000	220,605
5.40%, 03/20/2034	759,000	757,157
Stryker Corp.
4.55%, 02/10/2027	676,000	675,756
4.25%, 09/11/2029	1,217,000	1,189,262
4.85%, 02/10/2030	3,638,000	3,631,956
5.20%, 02/10/2035	4,801,000	4,770,469
		11,245,205
Health Care Facilities-0.25%
Adventist Health System, 5.76%, 12/01/2034	275,000	277,296
HCA, Inc.
5.45%, 09/15/2034(c)	622,000	609,558
5.90%, 06/01/2053	107,000	101,958
	Principal Amount	Value
Health Care Facilities-(continued)
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	$769,000	$756,056
Universal Health Services, Inc.
4.63%, 10/15/2029	953,000	921,891
5.05%, 10/15/2034	1,694,000	1,578,728
UPMC
5.04%, 05/15/2033	190,000	186,863
5.38%, 05/15/2043	97,000	95,004
		4,527,354
Health Care REITs-0.03%
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/2036	116,000	112,746
5.63%, 05/15/2054	514,000	490,207
		602,953
Health Care Services-1.15%
CommonSpirit Health
5.32%, 12/01/2034	1,088,000	1,077,855
5.55%, 12/01/2054(c)	701,000	666,218
CVS Health Corp.
5.00%, 01/30/2029	95,000	94,481
5.25%, 01/30/2031	21,000	20,776
5.30%, 06/01/2033	109,000	106,052
6.75%, 12/10/2054(c)(d)	2,249,000	2,229,184
7.00%, 03/10/2055(c)(d)	9,185,000	9,300,387
6.00%, 06/01/2063	39,000	36,292
DaVita, Inc., 6.88%, 09/01/2032(b)(c)	1,748,000	1,774,064
Icon Investments Six DAC
5.81%, 05/08/2027(c)	1,032,000	1,050,452
5.85%, 05/08/2029	1,122,000	1,147,658
6.00%, 05/08/2034	1,041,000	1,054,480
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	2,213,000	2,147,190
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	455,000	282,508
Quest Diagnostics, Inc., 6.40%, 11/30/2033	134,000	144,069
		21,131,666
Health Care Supplies-0.11%
Solventum Corp.
5.45%, 02/25/2027	489,000	495,178
5.40%, 03/01/2029	933,000	943,307
5.60%, 03/23/2034	663,000	663,674
		2,102,159
Highways & Railtracks-0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	340,516	317,318
Home Improvement Retail-0.12%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034(c)	1,879,000	1,811,448
Home Depot, Inc. (The), 4.90%, 04/15/2029	305,000	307,944
Lowe’s Cos., Inc.
5.75%, 07/01/2053	23,000	22,487
5.80%, 09/15/2062	6,000	5,832
5.85%, 04/01/2063	3,000	2,940
		2,150,651
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Homebuilding-0.04%
D.R. Horton, Inc., 5.00%, 10/15/2034	$842,000	$815,597
Hotel & Resort REITs-0.05%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.75%, 07/15/2034	210,000	210,990
4.95%, 01/15/2035	833,000	786,803
		997,793
Hotels, Resorts & Cruise Lines-0.40%
Carnival Corp.
7.88%, 06/01/2027	1,459,000	1,531,334
7.00%, 08/15/2029(b)	197,000	206,648
6.13%, 02/15/2033(b)	272,000	272,844
Choice Hotels International, Inc., 5.85%, 08/01/2034	420,000	418,847
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)(c)	413,000	416,197
6.13%, 04/01/2032(b)(c)	578,000	583,659
Marriott International, Inc.
4.88%, 05/15/2029	115,000	114,907
4.80%, 03/15/2030	1,180,000	1,167,458
5.30%, 05/15/2034	193,000	191,364
5.35%, 03/15/2035	927,000	912,889
Royal Caribbean Cruises Ltd.
6.25%, 03/15/2032(b)	350,000	356,332
6.00%, 02/01/2033(b)	1,193,000	1,203,194
		7,375,673
Housewares & Specialties-0.08%
Newell Brands, Inc.
6.38%, 05/15/2030(c)	1,272,000	1,291,081
6.63%, 05/15/2032	129,000	130,597
		1,421,678
Independent Power Producers & Energy Traders-0.20%
AES Corp. (The), 6.95%, 07/15/2055(d)	868,000	850,346
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	643,000	625,800
Vistra Corp.
7.00%(b)(d)(e)	619,000	621,875
Series C, 8.88%(b)(c)(d)(e)	1,442,000	1,548,669
		3,646,690
Industrial Conglomerates-0.12%
Honeywell International, Inc.
4.88%, 09/01/2029	477,000	481,572
4.95%, 09/01/2031	574,000	576,046
5.00%, 03/01/2035	477,000	468,362
5.35%, 03/01/2064	718,000	674,489
		2,200,469
Industrial Machinery & Supplies & Components-0.04%
Ingersoll Rand, Inc.
5.20%, 06/15/2027	473,000	478,586
5.40%, 08/14/2028	28,000	28,520
	Principal Amount	Value
Industrial Machinery & Supplies & Components-(continued)
Nordson Corp.
5.60%, 09/15/2028	$49,000	$50,245
5.80%, 09/15/2033	89,000	91,952
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	110,000	109,614
		758,917
Industrial REITs-0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	85,000	89,359
Insurance Brokers-0.22%
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	432,000	429,128
5.00%, 02/15/2032	504,000	495,556
5.15%, 02/15/2035	1,006,000	979,567
6.75%, 02/15/2054	115,000	126,902
5.55%, 02/15/2055	1,472,000	1,404,021
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	256,000	277,109
Marsh & McLennan Cos., Inc.
5.40%, 09/15/2033	133,000	134,702
5.45%, 03/15/2053	33,000	31,627
5.70%, 09/15/2053	120,000	119,983
		3,998,595
Integrated Oil & Gas-0.72%
BP Capital Markets PLC, 6.13%(c)(d)(e)	3,479,000	3,439,078
Ecopetrol S.A. (Colombia)
7.75%, 02/01/2032	1,901,000	1,869,135
8.88%, 01/13/2033	1,780,000	1,835,749
8.38%, 01/19/2036	729,000	706,982
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)(c)	944,000	936,553
Occidental Petroleum Corp.
5.00%, 08/01/2027	498,000	498,710
5.20%, 08/01/2029	573,000	570,167
5.38%, 01/01/2032(c)	775,000	760,683
5.55%, 10/01/2034(c)	2,440,000	2,374,913
6.45%, 09/15/2036	230,000	236,088
4.63%, 06/15/2045	83,000	63,295
		13,291,353
Integrated Telecommunication Services-0.25%
AT&T, Inc.
5.40%, 02/15/2034	127,000	127,711
3.55%, 09/15/2055	4,000	2,687
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	1,870,000	1,822,021
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	554,000	595,265
Verizon Communications, Inc., 3.88%, 02/08/2029	4,000	3,864
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,887,000	2,019,137
		4,570,685
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.49%
Meta Platforms, Inc.
4.30%, 08/15/2029	$1,578,000	$1,559,675
4.55%, 08/15/2031(c)	992,000	980,233
4.75%, 08/15/2034(c)	2,446,000	2,388,709
5.40%, 08/15/2054	2,734,000	2,654,463
5.75%, 05/15/2063	110,000	110,546
5.55%, 08/15/2064	1,344,000	1,306,466
		9,000,092
Investment Banking & Brokerage-3.54%
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029	754,000	765,590
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	212,000	215,970
Charles Schwab Corp. (The)
Series G, 5.38%(c)(d)(e)	2,037,000	2,033,476
Series I, 4.00%(c)(d)(e)	4,404,000	4,303,307
Series K, 5.00%(d)(e)	41,000	40,358
Goldman Sachs Group, Inc. (The)
5.19% (SOFR + 0.79%), 12/09/2026(f)	32,000	32,086
5.73%, 04/25/2030(d)	500,000	511,047
5.05%, 07/23/2030(d)	995,000	992,664
4.69%, 10/23/2030(c)(d)	1,485,000	1,459,544
5.21%, 01/28/2031(d)	2,157,000	2,161,970
5.85%, 04/25/2035(d)	583,000	596,137
5.33%, 07/23/2035(d)	2,783,000	2,739,146
5.02%, 10/23/2035(d)	2,554,000	2,454,660
5.54%, 01/28/2036(d)	3,645,000	3,643,503
5.73%, 01/28/2056(d)	4,598,000	4,579,902
6.85%(d)(e)	6,543,000	6,619,158
Series V, 4.13%(d)(e)	513,000	496,403
Series W, 7.50%(c)(d)(e)	3,308,000	3,498,114
Series X, 7.50%(d)(e)	3,326,000	3,490,890
Series Y, 6.13%(c)(d)(e)	4,481,000	4,388,067
Morgan Stanley
5.12%, 02/01/2029(d)	27,000	27,162
5.16%, 04/20/2029(d)	202,000	203,211
5.45%, 07/20/2029(d)	48,000	48,739
6.41%, 11/01/2029(d)	149,000	156,115
5.17%, 01/16/2030(d)	140,000	140,647
5.04%, 07/19/2030(d)	2,686,000	2,682,685
4.65%, 10/18/2030(d)	2,201,000	2,162,002
5.23%, 01/15/2031(d)	10,000,000	10,048,879
5.25%, 04/21/2034(d)	223,000	220,375
5.42%, 07/21/2034(d)	97,000	97,041
5.47%, 01/18/2035(d)	145,000	144,731
5.83%, 04/19/2035(d)	498,000	509,573
5.32%, 07/19/2035(d)	1,106,000	1,093,210
5.59%, 01/18/2036(d)	2,108,000	2,127,155
5.95%, 01/19/2038(d)	25,000	25,245
5.94%, 02/07/2039(d)	386,000	388,882
		65,097,644
Leisure Products-0.02%
Brunswick Corp.
5.85%, 03/18/2029(c)	243,000	247,802
5.10%, 04/01/2052	60,000	47,112
		294,914
	Principal Amount	Value
Life & Health Insurance-1.36%
AIA Group Ltd. (Hong Kong)
5.38%, 04/05/2034(b)	$1,045,000	$1,043,251
4.95%, 03/30/2035(b)	2,160,000	2,088,473
5.40%, 09/30/2054(b)(c)	1,241,000	1,155,665
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	3,415,000	3,445,880
American National Global Funding, 5.55%, 01/28/2030(b)	504,000	506,586
Athene Global Funding, 5.58%, 01/09/2029(b)	837,000	846,381
Athene Holding Ltd., 6.25%, 04/01/2054	326,000	327,219
Corebridge Global Funding
5.90%, 09/19/2028(b)	125,000	129,099
5.20%, 01/12/2029(b)(c)	986,000	993,362
5.20%, 06/24/2029(b)	866,000	872,682
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	3,993,584
Series 22-1, 3.31%, 03/10/2025(b)	2,375,000	2,369,001
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	67,000	69,831
GA Global Funding Trust, 5.50%, 01/08/2029(b)	658,000	665,276
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	3,179,000	2,880,174
MetLife, Inc.
9.25%, 04/08/2038(b)	350,000	412,900
5.25%, 01/15/2054	87,000	81,316
Series G, 3.85%(d)(e)	6,000	5,958
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)(d)	1,191,000	1,201,905
Pacific Life Global Funding II, 5.16% (SOFR + 0.80%), 03/30/2025(b)(f)	238,000	238,236
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	6,000	3,764
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	810,000	791,426
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	980,000	969,783
		25,091,752
Managed Health Care-0.08%
Humana, Inc., 5.75%, 12/01/2028	94,000	96,177
UnitedHealth Group, Inc.
5.25%, 02/15/2028	41,000	41,745
5.30%, 02/15/2030	72,000	73,431
5.35%, 02/15/2033	61,000	61,570
5.05%, 04/15/2053	41,000	36,781
5.63%, 07/15/2054	395,000	384,258
5.20%, 04/15/2063	39,000	34,840
5.75%, 07/15/2064	705,000	686,388
		1,415,190
Marine Transportation-0.20%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	97,000	100,003
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Marine Transportation-(continued)
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	$1,383,000	$1,405,458
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	2,125,000	2,202,076
		3,707,537
Movies & Entertainment-0.13%
Netflix, Inc., 5.40%, 08/15/2054	157,000	153,463
Warnermedia Holdings, Inc.
4.28%, 03/15/2032(c)	1,089,000	961,889
5.05%, 03/15/2042	47,000	37,855
5.14%, 03/15/2052	1,636,000	1,221,460
5.39%, 03/15/2062	52,000	38,320
		2,412,987
Multi-Family Residential REITs-0.15%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	208,000	209,082
Essex Portfolio L.P., 5.50%, 04/01/2034	248,000	248,599
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	1,079,000	1,020,841
Mid-America Apartments L.P., 5.30%, 02/15/2032	935,000	940,000
UDR, Inc., 5.13%, 09/01/2034	373,000	361,638
		2,780,160
Multi-line Insurance-0.24%
Allianz SE (Germany), 3.50%(b)(d)(e)	3,800,000	3,708,042
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	662,000	656,517
		4,364,559
Multi-Utilities-0.92%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	298,000	299,587
Ameren Illinois Co., 4.95%, 06/01/2033	63,000	62,105
Black Hills Corp., 6.15%, 05/15/2034	246,000	255,919
Dominion Energy, Inc.
5.38%, 11/15/2032	72,000	72,235
6.63%, 05/15/2055(c)(d)	1,257,000	1,272,519
Series A, 6.88%, 02/01/2055(c)(d)	379,000	395,241
Series B, 7.00%, 06/01/2054(c)(d)	501,000	531,164
DTE Energy Co.
4.95%, 07/01/2027	1,117,000	1,121,672
5.85%, 06/01/2034	218,000	222,985
ENGIE S.A. (France)
5.25%, 04/10/2029(b)	1,179,000	1,186,133
5.63%, 04/10/2034(b)	878,000	880,789
5.88%, 04/10/2054(b)	1,115,000	1,096,602
NiSource, Inc.
5.25%, 03/30/2028	19,000	19,213
5.35%, 04/01/2034(c)	369,000	366,666
6.38%, 03/31/2055(d)	708,000	704,242
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	221,000	228,441
	Principal Amount	Value
Multi-Utilities-(continued)
Sempra
6.40%, 10/01/2054(c)(d)	$1,265,000	$1,221,649
6.88%, 10/01/2054(d)	533,000	533,218
6.55%, 04/01/2055(d)	3,228,000	3,158,440
6.63%, 04/01/2055(d)	3,327,000	3,290,901
WEC Energy Group, Inc., 5.15%, 10/01/2027	39,000	39,400
		16,959,121
Office REITs-0.30%
Boston Properties L.P., 5.75%, 01/15/2035(c)	2,332,000	2,283,545
Brandywine Operating Partnership L.P.
8.30%, 03/15/2028(c)	351,000	369,625
8.88%, 04/12/2029	1,037,000	1,108,810
Cousins Properties L.P.
5.38%, 02/15/2032	759,000	748,411
5.88%, 10/01/2034	951,000	956,421
		5,466,812
Oil & Gas Drilling-0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	79,000	82,734
Oil & Gas Equipment & Services-0.01%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	113,000	108,389
Oil & Gas Exploration & Production-0.55%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	1,154,000	1,184,414
ConocoPhillips Co., 5.70%, 09/15/2063	114,000	109,463
Diamondback Energy, Inc.
5.20%, 04/18/2027	414,000	418,212
5.15%, 01/30/2030	631,000	633,421
5.40%, 04/18/2034	533,000	525,505
5.90%, 04/18/2064	232,000	217,985
Expand Energy Corp., 5.38%, 03/15/2030	328,000	322,286
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.88%, 05/15/2034(b)	904,000	872,620
7.25%, 02/15/2035(b)	3,319,000	3,244,795
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	823,000	782,111
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	575,000	589,704
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,132,856
		10,033,372
Oil & Gas Refining & Marketing-0.09%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	929,000	920,323
Phillips 66 Co., 5.30%, 06/30/2033	85,000	84,312
Raizen Fuels Finance S.A. (Brazil), 5.70%, 01/17/2035(b)	799,000	741,472
		1,746,107
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-2.87%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	$1,125,000	$1,149,893
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	84,000	85,887
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026(b)	49,000	49,709
5.10%, 10/01/2031(b)	779,000	765,352
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	2,388,000	2,260,338
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054(c)	1,368,000	1,298,181
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	76,000	77,022
7.38%, 01/15/2083(d)	47,000	48,048
7.63%, 01/15/2083(d)	60,000	63,034
Energy Transfer L.P.
6.05%, 12/01/2026	125,000	127,739
5.50%, 06/01/2027	19,000	19,245
6.10%, 12/01/2028	70,000	72,638
6.40%, 12/01/2030	54,000	57,035
6.55%, 12/01/2033	102,000	108,397
5.55%, 05/15/2034	378,000	374,649
5.80%, 06/15/2038	2,000	1,982
6.00%, 06/15/2048	2,000	1,940
5.95%, 05/15/2054	285,000	274,389
8.00%, 05/15/2054(d)	940,000	992,848
6.05%, 09/01/2054(c)	2,753,000	2,684,442
7.13%, 10/01/2054(c)(d)	3,561,000	3,651,592
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
5.85%, 02/23/2036(b)(c)	4,380,000	4,364,061
6.13%, 02/23/2038(b)	383,000	387,431
6.51%, 02/23/2042(b)	970,000	988,066
6.10%, 08/23/2042(b)	2,330,000	2,293,889
Kinder Morgan, Inc.
7.80%, 08/01/2031	20,000	22,611
4.80%, 02/01/2033	30,000	28,574
5.20%, 06/01/2033	81,000	79,186
MPLX L.P., 4.95%, 03/14/2052	30,000	25,205
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	1,109,000	1,141,621
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	749,000	767,203
ONEOK, Inc.
4.25%, 09/24/2027(c)	1,472,000	1,452,346
5.65%, 11/01/2028	47,000	48,039
4.40%, 10/15/2029	1,416,000	1,376,729
5.80%, 11/01/2030	75,000	77,296
6.05%, 09/01/2033	159,000	163,392
6.63%, 09/01/2053	175,000	182,798
Plains All American Pipeline L.P., 5.95%, 06/15/2035	3,990,000	4,039,490
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50%, 03/01/2055(b)(c)(d)	946,000	975,212
7.63%, 03/01/2055(b)(d)	1,650,000	1,698,353
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 09/01/2027(b)(c)	$1,324,000	$1,319,461
5.03%, 10/01/2029(b)	1,705,000	1,678,160
5.58%, 10/01/2034(b)	1,493,000	1,452,701
6.18%, 10/01/2054(b)	793,000	754,555
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	112,000	114,865
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,646,000	1,676,703
Targa Resources Corp.
5.50%, 02/15/2035	353,000	348,303
6.25%, 07/01/2052	22,000	22,095
Venture Global LNG, Inc.
9.50%, 02/01/2029(b)	1,100,000	1,226,863
7.00%, 01/15/2030(b)	1,880,000	1,922,683
9.88%, 02/01/2032(b)(c)	729,000	802,956
Western Midstream Operating L.P.
6.15%, 04/01/2033	107,000	109,166
5.45%, 11/15/2034(c)	1,396,000	1,357,113
Williams Cos., Inc. (The)
5.30%, 08/15/2028	255,000	258,044
4.80%, 11/15/2029	1,324,000	1,312,163
5.65%, 03/15/2033	79,000	79,785
5.15%, 03/15/2034	429,000	417,757
5.80%, 11/15/2054	850,000	829,412
6.00%, 03/15/2055	2,873,000	2,866,886
		52,825,533
Other Specialized REITs-0.04%
Iron Mountain, Inc., 6.25%, 01/15/2033(b)(c)	708,000	709,689
Other Specialty Retail-0.00%
Tractor Supply Co., 5.25%, 05/15/2033	31,000	30,977
Packaged Foods & Meats-0.40%
Campbell’s Co. (The)
5.20%, 03/21/2029(c)	225,000	227,251
5.40%, 03/21/2034(c)	297,000	296,030
5.25%, 10/13/2054	825,000	750,167
Campbell’s Company (The), 5.30%, 03/20/2026	157,000	158,069
General Mills, Inc., 5.50%, 10/17/2028	155,000	158,461
Gruma S.A.B. de C.V. (Mexico)
5.39%, 12/09/2034(b)	1,390,000	1,359,420
5.76%, 12/09/2054(b)	665,000	626,826
J.M. Smucker Co. (The), 6.20%, 11/15/2033	80,000	84,268
McCormick & Co., Inc., 4.70%, 10/15/2034	1,863,000	1,762,933
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)(c)	1,011,000	1,065,537
Post Holdings, Inc., 6.25%, 10/15/2034(b)	912,000	891,019
		7,379,981
Paper & Plastic Packaging Products & Materials-0.49%
Berry Global, Inc., 4.88%, 07/15/2026(b)	7,000	6,984
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-(continued)
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	$2,503,000	$2,528,308
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	3,125,000	3,252,137
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20%, 01/15/2030(b)(c)	1,101,000	1,108,488
5.44%, 04/03/2034(b)	959,000	958,514
5.78%, 04/03/2054(b)(c)	1,088,000	1,073,340
		8,927,771
Paper Products-0.14%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	2,577,000	2,544,221
Passenger Airlines-0.35%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	57,152	49,758
Series 2021-1, Class B, 3.95%, 07/11/2030	513,050	480,519
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	2,083,333	2,083,569
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029(b)	928,000	911,050
5.31%, 10/20/2031(b)	1,063,000	1,045,279
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	235,625	210,046
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	17,268	17,193
4.75%, 10/20/2028(b)	34,915	34,703
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	10,655	10,828
Series 24-A, 5.88%, 02/15/2037	850,000	862,918
Series AA, 5.45%, 02/15/2037	787,000	784,229
		6,490,092
Passenger Ground Transportation-0.48%
Uber Technologies, Inc.
6.25%, 01/15/2028(b)(c)	1,888,000	1,904,605
4.30%, 01/15/2030(c)	3,433,000	3,336,246
4.80%, 09/15/2034(c)	2,149,000	2,058,939
5.35%, 09/15/2054	1,633,000	1,511,045
		8,810,835
Personal Care Products-0.15%
Coty, Inc., 5.00%, 04/15/2026(b)	2,380,000	2,378,405
Kenvue, Inc.
5.05%, 03/22/2028	48,000	48,675
5.00%, 03/22/2030(c)	214,000	216,166
4.90%, 03/22/2033	127,000	125,251
5.20%, 03/22/2063	48,000	44,250
		2,812,747
Pharmaceuticals-0.70%
AstraZeneca Finance LLC (United Kingdom)
4.85%, 02/26/2029	576,000	578,646
4.90%, 02/26/2031	1,313,000	1,314,762
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co.
4.90%, 02/22/2029(c)	$208,000	$209,493
5.75%, 02/01/2031	143,000	149,369
5.90%, 11/15/2033	115,000	120,964
6.25%, 11/15/2053	120,000	127,483
6.40%, 11/15/2063	187,000	200,751
Eli Lilly and Co.
4.70%, 02/09/2034	75,000	72,839
5.00%, 02/09/2054	454,000	417,552
5.05%, 08/14/2054	1,407,000	1,303,018
5.10%, 02/09/2064	568,000	518,694
5.20%, 08/14/2064	394,000	365,955
Merck & Co., Inc.
4.30%, 05/17/2030	224,000	220,515
4.90%, 05/17/2044	176,000	163,346
5.00%, 05/17/2053	44,000	40,258
5.15%, 05/17/2063	31,000	28,348
Novartis Capital Corp.
3.80%, 09/18/2029	1,584,000	1,531,392
4.00%, 09/18/2031	1,201,000	1,152,298
4.20%, 09/18/2034(c)	2,759,000	2,572,149
4.70%, 09/18/2054	1,925,000	1,707,895
		12,795,727
Property & Casualty Insurance-0.16%
Fairfax Financial Holdings Ltd. (Canada)
6.35%, 03/22/2054	353,000	361,109
6.10%, 03/15/2055(b)	1,376,000	1,358,655
Markel Group, Inc., 6.00%(d)(e)	1,217,000	1,215,338
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	42,000	40,614
		2,975,716
Rail Transportation-0.11%
CSX Corp.
6.15%, 05/01/2037	53,000	56,566
4.90%, 03/15/2055	853,000	765,185
Norfolk Southern Corp.
5.05%, 08/01/2030	102,000	103,235
5.55%, 03/15/2034	111,000	113,812
5.95%, 03/15/2064	142,000	145,190
TTX Co., 5.05%, 11/15/2034(b)	847,000	834,586
Union Pacific Corp., 5.15%, 01/20/2063	76,000	69,049
		2,087,623
Real Estate Development-0.11%
Piedmont Operating Partnership L.P.
9.25%, 07/20/2028	1,029,000	1,131,742
6.88%, 07/15/2029	856,000	879,008
		2,010,750
Regional Banks-0.37%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	34,000	33,045
Regions Financial Corp., 5.72%, 06/06/2030(d)	736,000	748,697
Santander UK Group Holdings PLC (United Kingdom), 5.69%, 04/15/2031(c)(d)	2,945,000	2,975,962
Synovus Financial Corp., 6.17%, 11/01/2030(d)	846,000	855,658
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Regional Banks-(continued)
Truist Financial Corp.
6.05%, 06/08/2027(d)	$79,000	$80,240
4.87%, 01/26/2029(d)	41,000	40,925
7.16%, 10/30/2029(d)	282,000	301,996
5.44%, 01/24/2030(c)(d)	235,000	237,708
6.12%, 10/28/2033(d)	32,000	33,348
5.87%, 06/08/2034(d)	85,000	86,694
Series P, 4.95%(c)(d)(e)	627,000	625,853
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	791,000	813,481
		6,833,607
Reinsurance-0.30%
Global Atlantic (Fin) Co.
4.70%, 10/15/2051(b)(d)	929,000	896,810
6.75%, 03/15/2054(b)	763,000	773,660
7.95%, 10/15/2054(b)(d)	923,000	967,653
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033(c)	2,915,000	2,928,471
		5,566,594
Renewable Electricity-0.03%
DTE Electric Co., 5.20%, 03/01/2034(c)	181,000	180,376
Idaho Power Co., 5.20%, 08/15/2034	290,000	288,224
		468,600
Restaurants-0.64%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	770,000	767,684
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)(c)	2,805,000	2,814,537
McDonald’s Corp.
4.80%, 08/14/2028	423,000	425,792
4.95%, 08/14/2033(c)	301,000	299,075
5.45%, 08/14/2053	170,000	162,935
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	6,885,000	7,382,338
		11,852,361
Retail REITs-0.34%
Agree L.P., 5.63%, 06/15/2034	298,000	299,766
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	254,000	256,120
Kimco Realty OP LLC, 4.85%, 03/01/2035(c)	1,106,000	1,051,153
Kite Realty Group L.P.
4.95%, 12/15/2031	632,000	616,567
5.50%, 03/01/2034	75,000	74,542
NNN REIT, Inc.
5.60%, 10/15/2033	63,000	63,553
5.50%, 06/15/2034(c)	342,000	341,724
Realty Income Corp.
2.20%, 06/15/2028	4,000	3,673
5.63%, 10/13/2032	28,000	28,606
5.38%, 09/01/2054	315,000	298,905
	Principal Amount	Value
Retail REITs-(continued)
Regency Centers L.P.
5.25%, 01/15/2034	$142,000	$140,460
5.10%, 01/15/2035	395,000	385,325
Simon Property Group L.P., 4.75%, 09/26/2034	2,760,000	2,614,844
		6,175,238
Self-Storage REITs-0.22%
Extra Space Storage L.P.
5.70%, 04/01/2028	30,000	30,641
5.40%, 02/01/2034	273,000	271,223
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)(c)	378,000	366,614
Prologis L.P.
4.88%, 06/15/2028	72,000	72,382
5.13%, 01/15/2034	71,000	70,123
5.00%, 03/15/2034	608,000	595,721
5.00%, 01/31/2035	935,000	915,186
5.25%, 06/15/2053	156,000	146,511
5.25%, 03/15/2054(c)	1,170,000	1,098,273
Public Storage Operating Co.
5.13%, 01/15/2029	21,000	21,328
5.10%, 08/01/2033	127,000	126,238
5.35%, 08/01/2053	321,000	305,175
		4,019,415
Semiconductors-0.51%
Broadcom, Inc.
5.05%, 07/12/2027	1,285,000	1,296,689
5.05%, 07/12/2029	856,000	859,665
5.15%, 11/15/2031	2,707,000	2,715,097
Foundry JV Holdco LLC
5.90%, 01/25/2030(b)(c)	644,000	659,150
6.15%, 01/25/2032(b)	1,112,000	1,136,546
5.88%, 01/25/2034(b)	955,000	949,927
6.25%, 01/25/2035(b)	1,134,000	1,157,205
6.40%, 01/25/2038(b)	480,000	489,422
Micron Technology, Inc.
4.98%, 02/06/2026	2,000	2,002
5.30%, 01/15/2031	167,000	167,143
		9,432,846
Single-Family Residential REITs-0.10%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	4,000	3,378
5.50%, 07/15/2034	1,055,000	1,044,945
5.25%, 03/15/2035	906,000	880,317
		1,928,640
Soft Drinks & Non-alcoholic Beverages-0.07%
Coca-Cola Co. (The), 5.40%, 05/13/2064	1,371,000	1,318,586
Sovereign Debt-1.51%
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034(c)	2,001,000	1,919,602
Colombia Government International Bond (Colombia)
7.50%, 02/02/2034	650,000	645,179
7.75%, 11/07/2036	3,757,000	3,677,502
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Sovereign Debt-(continued)
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	$528,000	$554,268
Egypt Government International Bond (Egypt)
8.63%, 02/04/2030(b)	1,080,000	1,076,175
9.45%, 02/04/2033(b)	930,000	919,524
Ghana International Government Bonds (Ghana), 7.75%, 04/07/2029(i)	1,119,000	593,070
Guatemala Government Bond (Guatemala)
6.05%, 08/06/2031(b)	3,287,000	3,240,214
6.55%, 02/06/2037(b)	1,315,000	1,295,801
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)(c)	1,200,000	1,023,062
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	1,886,000	1,344,954
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,806,000	1,749,684
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	932,000	948,042
5.88%, 01/30/2029(b)	3,084,000	3,031,214
7.13%, 01/17/2033(b)	536,000	543,282
5.75%, 03/24/2035(b)	3,305,000	2,970,369
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	2,215,000	2,178,453
		27,710,395
Specialized Finance-0.11%
Blackstone Private Credit Fund
4.95%, 09/26/2027(b)	795,000	785,278
6.25%, 01/25/2031	153,000	155,661
6.00%, 01/29/2032	1,169,000	1,157,738
		2,098,677
Specialty Chemicals-0.21%
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)(c)	551,000	572,169
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	3,172,000	3,244,639
		3,816,808
Steel-0.45%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027(c)	3,000,000	3,005,961
6.88%, 11/01/2029(b)	1,873,000	1,880,745
7.38%, 05/01/2033(b)	1,098,000	1,092,809
POSCO (South Korea), 5.63%, 01/17/2026(b)	774,000	779,130
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054(c)	1,450,000	1,439,178
		8,197,823
	Principal Amount	Value
Systems Software-0.63%
Oracle Corp.
6.25%, 11/09/2032	$41,000	$43,350
4.90%, 02/06/2033	79,000	76,792
4.70%, 09/27/2034(c)	2,245,000	2,119,491
6.90%, 11/09/2052	51,000	56,623
5.38%, 09/27/2054	2,616,000	2,392,689
6.00%, 08/03/2055	1,759,000	1,757,062
5.50%, 09/27/2064	1,973,000	1,786,137
6.13%, 08/03/2065	3,371,000	3,367,812
		11,599,956
Technology Hardware, Storage & Peripherals-0.22%
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034(c)	1,675,000	1,634,725
5.60%, 10/15/2054	2,397,000	2,314,536
Leidos, Inc., 5.75%, 03/15/2033	49,000	49,918
		3,999,179
Telecom Tower REITs-0.25%
SBA Communications Corp.
3.88%, 02/15/2027	1,925,000	1,863,996
3.13%, 02/01/2029(c)	3,000,000	2,732,000
		4,595,996
Tobacco-0.74%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031	533,000	549,096
6.00%, 02/20/2034(c)	223,000	229,398
7.08%, 08/02/2043	71,000	77,180
7.08%, 08/02/2053	41,000	45,275
Philip Morris International, Inc.
4.75%, 02/12/2027	547,000	549,099
4.38%, 11/01/2027	1,959,000	1,947,179
4.88%, 02/15/2028	190,000	191,051
5.25%, 09/07/2028	158,000	160,738
4.88%, 02/13/2029	671,000	671,295
4.63%, 11/01/2029	2,537,000	2,513,573
5.13%, 02/13/2031	219,000	220,225
4.75%, 11/01/2031	1,981,000	1,949,392
5.75%, 11/17/2032	7,000	7,222
5.38%, 02/15/2033	235,000	235,901
5.63%, 09/07/2033	159,000	162,345
5.25%, 02/13/2034	727,000	721,955
4.90%, 11/01/2034	3,479,000	3,357,905
		13,588,829
Trading Companies & Distributors-0.22%
Air Lease Corp., Series D, 6.00%(c)(d)(e)	710,000	696,521
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	1,027,000	989,602
Mitsubishi Corp. (Japan)
5.00%, 07/02/2029(b)(c)	1,158,000	1,168,282
5.13%, 07/17/2034(b)(c)	1,270,000	1,268,852
		4,123,257
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Transaction & Payment Processing Services-0.06%
Fiserv, Inc.
5.38%, 08/21/2028(c)	$216,000	$219,492
5.63%, 08/21/2033	139,000	141,457
5.45%, 03/15/2034	631,000	630,818
Mastercard, Inc., 4.85%, 03/09/2033	115,000	114,129
		1,105,896
Wireless Telecommunication Services-0.28%
T-Mobile USA, Inc.
5.65%, 01/15/2053	97,000	93,678
6.00%, 06/15/2054	54,000	54,713
Turkcell Iletisim Hizmetleri A.S. (Turkey)
7.45%, 01/24/2030(b)	1,925,000	1,944,673
7.65%, 01/24/2032(b)	2,135,000	2,155,765
Vodafone Group PLC (United Kingdom)
4.13%, 06/04/2081(d)	59,000	53,050
5.13%, 06/04/2081(d)	1,011,000	782,531
		5,084,410
Total U.S. Dollar Denominated Bonds & Notes (Cost $980,881,777)		975,638,245
U.S. Government Sponsored Agency Mortgage-Backed Securities-30.78%
Collateralized Mortgage Obligations-1.90%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(j)	885,396	752,486
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	242,322
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	957,557
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	971,252
Series 2018-K154, Class A3, 3.46%, 11/25/2032(j)	1,000,000	913,321
Series K-161, Class A2, 4.90%, 10/25/2033	10,000,000	10,032,440
Series K-162, Class A2, 5.15%, 12/25/2033	10,000,000	10,199,294
Series K-164, Class A2, 5.00%, 05/25/2034	10,000,000	10,094,966
Freddie Mac STRIPS, 0.00%, 09/15/2030(g)	350,000	271,836
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	244,018	212,496
Series 2017-4, Class HT, 3.25%, 06/25/2057	362,673	322,727
		34,970,697
Federal Home Loan Mortgage Corp. (FHLMC)-1.14%
0.00%, 12/14/2029(g)	150,000	121,115
3.55%, 10/01/2033	452,800	411,642
3.00%, 10/01/2034	185,116	174,824
4.00%, 11/01/2048 to 07/01/2049	226,091	209,426
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
3.50%, 08/01/2049	$1,497,015	$1,339,910
6.00%, 06/01/2053 to 08/01/2053	12,425,661	12,621,749
5.50%, 07/01/2053	6,196,899	6,166,320
		21,044,986
Federal National Mortgage Association (FNMA)-0.79%
2.82%, 10/01/2029	471,131	437,142
2.90%, 11/01/2029	480,763	444,786
3.08%, 10/01/2032	746,951	668,699
3.31%, 01/01/2033	966,437	876,859
2.50%, 10/01/2034 to 12/01/2034	1,828,710	1,683,708
3.50%, 05/01/2047 to 06/01/2047	1,456,222	1,314,220
4.00%, 11/01/2047	66,411	61,866
3.00%, 09/01/2049 to 10/01/2049	2,675,166	2,318,918
5.50%, 09/01/2053	6,754,042	6,713,366
		14,519,564
Government National Mortgage Association (GNMA)-7.01%
4.00%, 07/20/2049	37,741	35,164
TBA, 2.00%, 02/01/2055(k)	4,826,634	3,866,586
TBA, 2.50%, 02/01/2055(k)	30,422,321	25,439,920
TBA, 4.50%, 02/01/2055(k)	15,045,006	14,229,284
TBA, 5.00%, 02/01/2055(k)	28,938,000	28,124,119
TBA, 5.50%, 02/01/2055(k)	28,482,317	28,282,051
TBA, 6.00%, 02/01/2055(k)	28,542,000	28,787,283
		128,764,407
Uniform Mortgage-Backed Securities-19.94%
TBA, 1.50%, 02/01/2040(k)	8,760,000	7,572,851
TBA, 2.00%, 02/01/2040(k)	4,687,000	4,166,982
TBA, 2.50%, 02/01/2055(k)	67,477,711	55,003,223
TBA, 3.00%, 02/01/2055(k)	58,448,425	49,714,559
TBA, 3.50%, 02/01/2055(k)	36,982,766	32,726,858
TBA, 4.00%, 02/01/2055(k)	30,352,117	27,757,960
TBA, 4.50%, 02/01/2055(k)	52,156	49,088
TBA, 5.00%, 02/01/2055(k)	73,258,888	70,749,427
TBA, 5.50%, 02/01/2055(k)	77,170,190	76,221,716
TBA, 6.00%, 02/01/2055(k)	42,188,214	42,481,448
		366,444,112
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $565,579,176)		565,743,766

Asset-Backed Securities-20.79%
AGL CLO 17 Ltd. (Cayman Islands), Series 2022-17A, Class AR, 5.25% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(f)	4,125,000	4,128,094
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 5.86% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(f)	6,019,000	6,068,657
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,243,118
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	43,699	42,135
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	164,321	154,684
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	172,436	164,139
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	$949,205	$807,971
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	2,264,645	2,067,086
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	679,162	685,648
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	3,126,500	3,111,025
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	3,169,478	3,189,177
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	8,463,931	8,421,282
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class ARR, 5.38% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(f)	2,373,320	2,378,660
Apidos CLO XXV (Cayman Islands), Series 2016-25A, Class A1R3, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(f)	3,677,000	3,683,435
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	726,490
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,790,086
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2021-1A, Class A, 5.61% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(f)	3,000,000	3,006,495
Series 2022-1A, Class A1, 5.61% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(f)	1,692,000	1,698,220
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,020,000	1,031,407
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	1,563,088	1,309,677
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	1,563,088	1,255,264
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	1,397,117	1,227,212
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	1,718,887	1,440,217
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	2,097,429	1,684,377
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.71% (1 mo. Term SOFR + 0.39%), 11/25/2036(f)	84,916	83,601
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.55%, 04/10/2051(j)	2,500,000	2,202,748
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,703,235
BMO Mortgage Trust, Series 2024- 5C5, Class AS, 6.36%, 02/15/2057(j)	3,600,000	3,736,645
	Principal Amount	Value

BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	$207,991	$200,188
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(j)	683,030	657,608
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(f)	3,826,000	3,832,252
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 5.52% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(f)	3,005,000	2,984,401
Series 2021-VOLT, Class D, 6.07% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	8,799,000	8,783,484
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(j)	3,115,000	3,128,301
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(j)	1,995,000	2,033,998
BX Trust
Series 2021-LGCY, Class B, 5.28% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(f)	10,000,000	9,918,509
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	2,085,000	2,085,147
Series 2022-LBA6, Class B, 5.61% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	1,285,000	1,285,347
Series 2022-LBA6, Class C, 5.91% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	690,000	690,322
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A1RR, 5.51% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(f)	1,716,236	1,721,710
Series 2015-5A, Class A1R3, 5.39% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(f)	1,019,708	1,021,282
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	3,710,000	3,729,691
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(f)	6,883,000	6,901,130
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	72,227	64,260
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(j)	6,306,258	6,270,427
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(j)	998,823	996,927
CIFC Funding Ltd. (Cayman Islands), Series 2016-1A, Class AR3, 5.29% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(f)	1,599,000	1,601,488
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	$1,583,018	$1,271,269
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(j)	2,833,413	2,831,443
Clover CLO LLC, Series 2021-3A, Class AR, 5.37% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(f)	6,000,000	6,007,530
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	1,247,359	1,118,833
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	1,316,525	1,217,252
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.52%, 08/10/2048(j)	2,400,000	2,368,697
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	371,837	331,339
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	211,815	187,192
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(j)	1,675,580	1,591,718
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(j)	1,160,000	1,023,055
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	3,306,796	3,329,404
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(j)	4,776,013	4,780,106
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,277,968
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	2,050,000	2,061,128
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,790,653
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	118,598	114,471
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	10,449	10,310
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	230,962	197,220
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	1,216,223	1,052,827
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(j)	1,749,314	1,728,297
Empower CLO Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.90% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(f)	2,575,000	2,598,994
Enterprise Fleet Financing LLC
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	888,000	894,573
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	440,000	447,866
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	527,614
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,310,000	1,308,539
	Principal Amount	Value

Extended Stay America Trust, Series 2021-ESH, Class B, 5.80% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	$609,132	$610,205
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	2,504,230	2,194,878
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	884,598	778,239
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	2,515,295	2,564,448
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(j)	174,228	168,057
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(j)	7,442,531	7,576,991
GoldenTree Loan Management US CLO 1 Ltd (Cayman Islands), Series 2017-1A, Class A1R3, 5.27% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(f)	1,539,000	1,540,154
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(f)	4,574,640	4,581,021
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 5.44% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(f)	5,223,000	5,247,919
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	4,341,205	4,353,530
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,408,766
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,336,414
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	3,518,125	3,084,802
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	510,470
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	270,418
HPEFS Equipment Trust, Series 2023- 2A, Class A2, 6.04%, 01/21/2031(b)	360,452	361,828
Invitation Homes Trust, Series 2024- SFR1, Class A, 4.00%, 09/17/2041(b)	4,182,835	4,008,222
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	2,030,518	1,717,897
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(j)	7,447,333	7,327,109
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(j)	2,152,988	2,167,845
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.72%, 05/13/2053(j)	$2,908,000	$1,669,179
KKR CLO 15 Ltd. (Cayman Islands), Series 15, Class A1R2, 5.39% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(f)	7,561,519	7,573,399
KKR Financial CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 5.40% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(f)	691,655	693,176
Life Mortgage Trust
Series 2021-BMR, Class B, 5.30% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	979,521	977,393
Series 2021-BMR, Class C, 5.52% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	396,567	395,487
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 5.59% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(f)	2,321,000	2,325,487
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	912,332	799,969
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	972,923	851,085
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	3,382,211	2,947,837
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.32% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	615,000	612,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015- C25, Class B, 4.52%, 10/15/2048(j)	1,032,000	999,353
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,442,620
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(j)	5,880,190	5,886,982
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(j)	6,240,000	6,258,451
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(j)	7,475,000	7,514,205
MSC Trust, Series 2021-ILP, Class A, 5.20% (1 mo. Term SOFR + 0.89%), 11/15/2036(b)(f)	5,354,294	5,347,607
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	994,742	996,159
Neuberger Berman Loan Advisers CLO 49 Ltd. (Cayman Islands), Series 2022-49A, Class AR, 5.45% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(f)	2,628,000	2,635,574
	Principal Amount	Value

New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	$119,146	$113,360
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	407,772	380,341
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(j)	1,263,945	1,177,887
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	1,046,415	1,042,556
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(f)	6,445,000	6,445,000
OBX Trust
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	1,652,848	1,371,875
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	1,478,522	1,300,351
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	1,415,000	1,239,694
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	2,149,374	2,125,363
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(j)	1,396,720	1,396,543
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	1,014,289	892,483
OCP CLO Ltd. (Cayman Islands), Series 2020-8RA, Class AR, 5.55% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(f)	6,049,000	6,075,114
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	457,000	404,808
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(j)	1,625,000	1,642,351
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(f)	250,000	250,446
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,383,003	6,705,191
Rate Mortgage Trust, Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(j)	2,381,049	2,388,862
Regatta XIII Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 5.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(f)	1,666,888	1,670,857
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	15,459	15,232
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(j)	2,350,586	2,150,831
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7RA, Class ARR, 5.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(f)	1,237,905	1,241,113
Signal Peak CLO 1 Ltd., Series 2014- 1A, Class AR4, 5.42% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(f)	6,080,000	6,103,116
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,556,097	1,512,144
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	$1,778,667	$1,584,754
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,817,334	1,486,778
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	667,464	618,472
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	11,080	10,564
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	352,805	333,879
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	2,049,791	1,776,603
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	1,554,700	1,357,509
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	421,608	409,022
Subway Funding LLC
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	2,665,320	2,755,051
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	2,044,875	2,070,298
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	2,026,920	2,070,781
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	3,271,800	3,256,511
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	5,062,313	5,001,025
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	3,102,225	3,080,103
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class ARR, 5.50% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(f)	1,281,819	1,284,094
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 5.41% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(f)	2,245,286	2,251,110
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class A1AR, 5.47% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(f)	3,825,000	3,833,365
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	8,085,000	8,153,084
Taco Bell Funding LLC, Series 2016- 1A, Class A23, 4.97%, 05/25/2046(b)	140,625	140,621
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,127,000	1,033,076
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	2,865,000	2,871,474
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	920,862	844,903
Verus Securitization Trust
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(j)	706,764	623,303
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(j)	932,353	819,747
	Principal Amount	Value

Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	$1,602,111	$1,420,671
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	449,809	424,854
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	1,263,162	1,153,170
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(j)	2,867,840	2,846,674
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	116,638	111,040
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.39%, 01/15/2059(l)	1,251,832	11,185
Wendy’s Funding LLC, Series 2019- 1A, Class A2II, 4.08%, 06/15/2049(b)	444,971	422,751
WF Card Issuance Trust, Series 2024- A1, Class A, 4.94%, 02/15/2029	9,926,000	10,027,103
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.29%, 10/15/2057(j)	307,000	283,852
Zaxby’s Funding LLC
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,149,500	3,795,100
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	1,194,000	1,209,164
Ziply Fiber Issuer LLC, Series 2024- 1A, Class A2, 6.64%, 04/20/2054(b)	2,331,000	2,400,006
Total Asset-Backed Securities (Cost $393,106,778)		382,168,536
U.S. Treasury Securities-8.18%
U.S. Treasury Bills-0.21%(m)
4.23%, 05/29/2025(n)	3,850,000	3,798,715
U.S. Treasury Bonds-3.52%
4.63%, 11/15/2044	6,119,100	5,941,742
4.25%, 08/15/2054	64,429,800	58,761,991
		64,703,733
U.S. Treasury Notes-4.45%
4.25%, 12/31/2026	28,694,800	28,716,097
4.25%, 01/15/2028	1,281,900	1,282,250
4.38%, 12/31/2029	23,937,700	23,984,453
3.63%, 09/30/2031	3,000,000	2,860,957
4.50%, 12/31/2031	5,140,000	5,157,669
4.25%, 11/15/2034	20,263,300	19,793,128
		81,794,554
Total U.S. Treasury Securities (Cost $152,998,919)		150,297,002

Municipal Obligations-1.17%
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(o)	169,231	176,731
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	262,916
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025	8,575,000	8,591,460
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	$580,000	$433,960
Virgin Islands Public Finance Authority, Series 2024 B, RB, 9.00%, 04/01/2053(b)	12,000,000	11,997,848
Total Municipal Obligations(p) (Cost $21,698,051)		21,462,915
	Shares
Preferred Stocks-0.33%
Aerospace & Defense-0.04%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	12,000	719,880
Diversified Financial Services-0.16%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d)	111,250	2,993,737
Regional Banks-0.13%
M&T Bank Corp., Series J, Pfd., 7.50%	91,792	2,471,041
Total Preferred Stocks (Cost $5,676,050)		6,184,658
	Principal Amount
Agency Credit Risk Transfer Notes-0.26%
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M1, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)(q)	$1,432,273	1,451,507
Series 2022-R04, Class 1M1, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)(q)	714,092	724,384
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)(q)	517,811	531,100
Freddie Mac
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)(r)	910,429	921,177
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)(r)	673,925	688,584
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)(r)	417,935	424,148
Total Agency Credit Risk Transfer Notes (Cost $4,666,465)		4,740,900

U.S. Government Sponsored Agency Securities-0.13%
Fannie Mae STRIPS
0.00%, 05/15/2029(g)	450,000	372,080
0.00%, 01/15/2030(g)	1,300,000	1,041,876
0.00%, 05/15/2030(g)	850,000	668,236
	Principal Amount		Value

Tennessee Valley Authority
5.38%, 04/01/2056		$100,000	$102,162
4.25%, 09/15/2065(c)		250,000	204,207
Total U.S. Government Sponsored Agency Securities (Cost $2,190,069)			2,388,561
	Shares
Exchange-Traded Funds-0.03%
Invesco High Yield Select ETF(c)(s)		10,000	255,674
Invesco Short Duration Bond ETF(c)(s)		12,000	298,650
Total Exchange-Traded Funds (Cost $548,583)			554,324
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.03%(t)
Investment Banking & Brokerage-0.03%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b) (Cost $464,963)	GBP	375,000	497,583
	Shares
Common Stocks & Other Equity Interests-0.00%
Agricultural Products & Services-0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)(u) (Cost $0)		14	0
Options Purchased-0.04%
(Cost $1,117,026)†			654,719
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-114.83% (Cost $2,128,927,857)			2,110,331,209
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.72%
Invesco Private Government Fund, 4.35%(s)(v)(w)		48,992,543	48,992,543
Invesco Private Prime Fund, 4.48%(s)(v)(w)		129,630,976	129,669,865
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $178,662,408)			178,662,408
TOTAL INVESTMENTS IN SECURITIES-124.55% (Cost $2,307,590,265)			2,288,993,617
OTHER ASSETS LESS LIABILITIES-(24.55)%			(451,178,017)
NET ASSETS-100.00%			$1,837,815,600
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
GBP	-British Pound Sterling
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $749,089,379, which represented 40.76% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(g)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31,
2025 was $36,180, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2025.

(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
January 31, 2025.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	$3,798,715 was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Principal and/or interest payments are secured by the bond insurance company listed.
(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(r)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(s)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco High Yield Select ETF	$256,498	$-	$-	$(824)	$-	$255,674	$4,312
Invesco Short Duration Bond ETF	299,460	-	-	(810)	-	298,650	4,092
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$48,617,053	$83,083,042	$(82,707,552)	$-	$-	$48,992,543	$525,572 *
Invesco Private Prime Fund	126,919,544	172,342,048	(169,591,727)	7,798	(7,798)	129,669,865	1,409,579 *
Total	$176,092,555	$255,425,090	$(252,299,279)	$6,164	$(7,798)	$179,216,732	$1,943,555

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(u)	Non-income producing security.
(v)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
iShares China Large-Cap ETF	Call	06/20/2025	1,053	$36	$3,790,800	$94,244
S&P 500 Index	Call	05/16/2025	45	6,190	27,855,000	560,475
Total Index Options Purchased						$654,719

Abbreviations:
ETF–Exchange-Traded Fund

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,178	March-2025	$128,217,937	$(1,042,595)	$(1,042,595)
U.S. Treasury 2 Year Notes	209	March-2025	42,975,625	(15,117)	(15,117)
U.S. Treasury Long Bonds	494	March-2025	56,269,688	(1,278,560)	(1,278,560)
U.S. Treasury Ultra Bonds	277	March-2025	32,815,844	(1,065,361)	(1,065,361)
Subtotal—Long Futures Contracts				(3,401,633)	(3,401,633)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	43	March-2025	(4,574,797)	(17,211)	(17,211)
U.S. Treasury 10 Year Ultra Notes	2,246	March-2025	(250,148,250)	3,083,376	3,083,376
Subtotal—Short Futures Contracts				3,066,165	3,066,165
Total Futures Contracts				$(335,468)	$(335,468)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-60.91%
Aerospace & Defense-0.46%
L3Harris Technologies, Inc., 5.40%, 01/15/2027	$11,141,000	$11,291,079
Agricultural & Farm Machinery-0.84%
John Deere Capital Corp.
4.86% (SOFR + 0.50%), 07/03/2025(b)	8,737,000	8,748,192
4.86% (SOFR + 0.44%), 03/06/2026(b)	12,000,000	12,027,612
		20,775,804
Asset Management & Custody Banks-1.94%
Ares Capital Corp.
3.25%, 07/15/2025	10,000,000	9,932,948
7.00%, 01/15/2027	4,285,000	4,435,077
Blue Owl Capital Corp.
3.75%, 07/22/2025	11,714,000	11,650,791
4.25%, 01/15/2026	12,000,000	11,916,978
FS KKR Capital Corp., 0.00%, 02/01/2025(c)(d)	10,000,000	10,000,000
		47,935,794
Automobile Manufacturers-5.27%
American Honda Finance Corp.
5.14% (SOFR + 0.78%), 04/23/2025(b)	10,000,000	10,012,737
4.85% (SOFR + 0.50%), 01/12/2026(b)	10,000,000	10,006,306
5.07% (SOFR + 0.72%), 10/05/2026(b)	10,000,000	10,027,715
BMW US Capital LLC (Germany), 5.28% (SOFR + 0.80%), 08/13/2026(b)(e)	7,207,000	7,247,456
Daimler Truck Finance North America LLC (Germany), 5.13%, 09/25/2027(e)	5,905,000	5,950,252
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	9,500,000	9,500,875
Mercedes-Benz Finance North America LLC (Germany), 5.29% (SOFR + 0.93%), 03/30/2025(b)(e)	20,000,000	20,021,307
Toyota Motor Credit Corp.
5.00% (SOFR + 0.65%), 01/05/2026(b)	10,000,000	10,018,729
4.80% (SOFR + 0.45%), 04/10/2026(b)	12,000,000	12,017,698
5.27% (SOFR + 0.77%), 08/07/2026(b)	5,000,000	5,027,381
Volkswagen Group of America Finance LLC (Germany)
5.80%, 09/12/2025(e)	10,000,000	10,060,224
5.19% (SOFR + 0.83%), 03/20/2026(b)(e)	15,000,000	15,011,355
5.53% (SOFR + 1.06%), 08/14/2026(b)(e)	5,000,000	5,015,036
		129,917,071
Biotechnology-0.49%
Amgen, Inc., 3.13%, 05/01/2025	12,000,000	11,958,733
Broadline Retail-0.60%
eBay, Inc.
1.90%, 03/11/2025	9,650,000	9,621,919
1.40%, 05/10/2026	5,250,000	5,044,672
		14,666,591
Consumer Finance-1.02%
General Motors Financial Co., Inc., 2.90%, 02/26/2025	14,600,000	14,580,806
Synchrony Financial, 4.50%, 07/23/2025	10,686,000	10,666,733
		25,247,539
	Principal Amount	Value
Diversified Banks-17.76%
Bank of America N.A., 5.53%, 08/18/2026	$12,000,000	$12,179,826
Bank of Montreal (Canada)
5.31% (SOFR + 0.95%), 09/25/2025(b)	5,000,000	5,023,330
5.55% (SOFR + 1.16%), 12/11/2026(b)	10,000,000	10,107,073
Bank of Nova Scotia (The) (Canada)
5.48% (SOFR + 1.09%), 06/12/2025(b)	15,000,000	15,044,010
1.35%, 06/24/2026	11,500,000	11,004,759
Barclays PLC (United Kingdom)
5.83%, 05/09/2027(f)	12,000,000	12,139,913
6.50%, 09/13/2027(f)	12,000,000	12,287,753
BPCE S.A. (France), 5.32% (SOFR + 0.96%), 09/25/2025(b)(e)	9,500,000	9,540,786
Canadian Imperial Bank of Commerce (Canada)
5.57% (SOFR + 1.22%), 10/02/2026(b)	10,000,000	10,098,886
5.32% (SOFR + 0.93%), 09/11/2027(b)	10,000,000	10,037,813
Citibank N.A.
5.17% (SOFR + 0.81%), 09/29/2025(b)	9,524,000	9,553,382
5.49%, 12/04/2026	9,783,000	9,940,929
Citigroup, Inc., 3.30%, 04/27/2025	10,000,000	9,970,605
Cooperatieve Rabobank U.A. (Netherlands), 5.05% (SOFR + 0.62%), 08/28/2026(b)	6,429,000	6,450,032
Credit Agricole S.A. (France), 5.60% (SOFR + 1.21%), 09/11/2028(b)(e)	6,000,000	6,032,244
Fifth Third Bank N.A., 5.17% (SOFR + 0.81%), 01/28/2028(b)	6,366,000	6,388,748
HSBC Holdings PLC (United Kingdom), 2.10%, 06/04/2026(f)	8,986,000	8,904,104
ING Groep N.V. (Netherlands), 1.73%, 04/01/2027(f)	6,750,000	6,515,725
JPMorgan Chase & Co.
2.01%, 03/13/2026(f)	10,000,000	9,969,721
4.08%, 04/26/2026(f)	13,000,000	12,978,533
5.56% (SOFR + 1.20%), 01/23/2028(b)	5,556,000	5,614,274
5.27% (SOFR + 0.92%), 04/22/2028(b)	10,000,000	10,051,255
KeyCorp, 5.69% (SOFR + 1.25%), 05/23/2025(b)	11,000,000	11,005,867
Lloyds Banking Group PLC (United Kingdom), 6.08% (SOFR + 1.56%), 08/07/2027(b)	9,474,000	9,590,200
Macquarie Bank Ltd. (Australia), 5.61% (SOFR + 1.20%), 12/07/2026(b)(e)	6,213,000	6,288,387
Mizuho Markets Cayman L.P. (Japan), 5.31% (SOFR + 0.85%), 08/14/2026(b)	10,000,000	10,020,352
Morgan Stanley Bank N.A.
5.04% (SOFR + 0.69%), 10/15/2027(b)	10,000,000	10,014,905
5.43% (SOFR + 1.08%), 01/14/2028(b)	10,000,000	10,073,407
National Bank of Canada (Canada)
5.25% (SOFR + 0.80%), 08/20/2026(b)	10,000,000	9,997,689
5.38% (SOFR + 1.03%), 07/02/2027(b)	5,797,000	5,820,545
5.60%, 07/02/2027(f)	7,000,000	7,081,125
PNC Bank N.A., 4.78%, 01/15/2027(f)	12,000,000	12,007,250
PNC Financial Services Group, Inc. (The), 5.81%, 06/12/2026(f)	12,405,000	12,444,589
Royal Bank of Canada (Canada), 5.30% (SOFR + 0.95%), 01/19/2027(b)	8,333,000	8,399,281
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.20%, 03/07/2027(e)	4,372,000	4,418,013
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Swedbank AB (Sweden)
5.76% (SOFR + 1.38%), 06/15/2026(b)(c)(e)	$15,000,000	$15,187,929
6.14%, 09/12/2026(e)	4,065,000	4,151,277
Toronto-Dominion Bank (The) (Canada)
5.43% (SOFR + 1.08%), 07/17/2026(b)	12,500,000	12,604,978
5.35% (SOFR + 1.00%), 10/20/2026(b)	9,800,000	9,802,395
4.57%, 12/17/2026	12,000,000	11,978,798
5.18% (SOFR + 0.82%), 01/31/2028(b)	10,550,000	10,568,289
Wells Fargo & Co.
5.68% (SOFR + 1.32%), 04/25/2026(b)	12,000,000	12,029,422
5.14% (SOFR + 0.78%), 01/24/2028(b)(c)	8,953,000	8,965,735
5.42% (SOFR + 1.07%), 04/22/2028(b)	10,000,000	10,076,127
Wells Fargo Bank N.A.
5.16% (SOFR + 0.80%), 08/01/2025(b)	10,000,000	10,023,101
5.06% (SOFR + 0.71%), 01/15/2026(b)	5,333,000	5,353,326
		437,736,688
Diversified Financial Services-1.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.45%, 10/01/2025	13,250,000	13,235,116
Merrill Lynch B.V., 4.77% (SOFR + 0.40%), 03/24/2025(b)(e)	15,000,000	15,014,595
USAA Capital Corp., 5.25%, 06/01/2027(e)	10,000,000	10,138,661
		38,388,372
Diversified Metals & Mining-0.84%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	14,982,891
Glencore Funding LLC (Australia), 5.41% (SOFR + 1.06%), 04/04/2027(b)(e)	5,682,000	5,705,240
		20,688,131
Electric Utilities-2.61%
Georgia Power Co., 5.24% (SOFR + 0.75%), 05/08/2025(b)	10,000,000	10,015,805
National Rural Utilities Cooperative Finance Corp., 5.20% (SOFR + 0.82%), 09/16/2027(b)	10,000,000	10,065,842
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	5,490,000	5,519,874
5.12% (SOFR + 0.76%), 01/29/2026(b)	11,456,000	11,500,044
5.16% (SOFR + 0.80%), 02/04/2028(b)	8,796,000	8,817,467
Pinnacle West Capital Corp., 5.22% (SOFR + 0.82%), 06/10/2026(b)	15,294,000	15,370,088
State Street Bank and Trust Co., 4.90% (SOFR + 0.46%), 11/25/2026(b)	3,161,000	3,166,249
		64,455,369
Electronic Components-0.32%
Amphenol Corp., 2.05%, 03/01/2025	7,900,000	7,882,632
Food Retail-0.16%
Whole Foods Market, Inc., 5.20%, 12/03/2025	3,985,000	3,997,986
Health Care REITs-0.37%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	9,200,000	9,172,851
	Principal Amount	Value
Health Care Services-0.34%
Quest Diagnostics, Inc., 3.50%, 03/30/2025	$8,400,000	$8,382,434
Home Improvement Retail-0.19%
Home Depot, Inc. (The), 5.15%, 06/25/2026	4,505,000	4,552,239
Hotels, Resorts & Cruise Lines-0.49%
Marriott International, Inc., 3.75%, 03/15/2025	12,000,000	11,985,773
Integrated Telecommunication Services-0.41%
Verizon Communications, Inc., 5.15% (SOFR + 0.79%), 03/20/2026(b)(c)	10,134,000	10,195,756
Internet Services & Infrastructure-0.34%
VeriSign, Inc., 5.25%, 04/01/2025	8,400,000	8,401,214
Investment Banking & Brokerage-1.43%
Charles Schwab Corp. (The), 5.00% (SOFR + 0.52%), 05/13/2026(b)	5,251,000	5,249,612
Goldman Sachs Group, Inc. (The), 5.55% (SOFR + 1.07%), 08/10/2026(b)	10,000,000	10,030,836
Jefferies Financial Group, Inc., 5.15%, 09/15/2025	10,000,000	10,004,609
Morgan Stanley, 5.37% (SOFR + 1.02%), 04/13/2028(b)	10,000,000	10,070,625
		35,355,682
Life & Health Insurance-8.98%
Athene Global Funding
5.62%, 05/08/2026(e)	12,000,000	12,121,353
5.46% (SOFR + 1.03%), 08/27/2026(b)(e)	10,000,000	10,037,115
2.95%, 11/12/2026(e)	5,000,000	4,835,912
5.18% (SOFR + 0.83%), 01/07/2027(b)(e)	10,000,000	10,012,225
5.52%, 03/25/2027(e)	12,711,000	12,861,535
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(e)	8,150,000	8,226,039
Corebridge Global Funding
5.75%, 07/02/2026(e)	6,336,000	6,431,015
5.66% (SOFR + 1.30%), 09/25/2026(b)(e)	10,000,000	10,097,890
5.10% (SOFR + 0.75%), 01/07/2028(b)(e)	10,000,000	10,007,120
Equitable Financial Life Global Funding, 4.88%, 11/19/2027(e)	11,943,000	11,961,424
GA Global Funding Trust, 4.40%, 09/23/2027(e)	11,994,000	11,825,379
Jackson National Life Global Funding
5.50%, 01/09/2026(e)	16,667,000	16,793,402
5.55%, 07/02/2027(c)(e)	6,719,000	6,814,261
MassMutual Global Funding II
5.13% (SOFR + 0.77%), 01/29/2027(b)(e)	10,700,000	10,753,071
5.09% (SOFR + 0.74%), 04/09/2027(b)(e)	10,000,000	10,040,830
Met Tower Global Funding, 5.40%, 06/20/2026(e)	12,000,000	12,141,254
New York Life Global Funding, 5.01% (SOFR + 0.65%), 05/02/2025(b)(e)	7,000,000	7,007,244
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
Pacific Life Global Funding II
4.96% (SOFR + 0.60%), 03/27/2026(b)(e)	$9,750,000	$9,768,201
5.03% (SOFR + 0.62%), 06/04/2026(b)(e)	6,420,000	6,438,496
5.41% (SOFR + 1.05%), 07/28/2026(b)(e)	12,500,000	12,608,089
Principal Life Global Funding II, 5.00%, 01/16/2027(e)	3,000,000	3,021,352
Protective Life Global Funding, 5.37%, 01/06/2026(e)	10,339,000	10,421,921
Reliance Standard Life Global Funding II, 5.24%, 02/02/2026(e)	7,125,000	7,137,110
		221,362,238
Movies & Entertainment-0.53%
Netflix, Inc.
5.88%, 02/15/2025	1,350,000	1,350,074
3.63%, 06/15/2025(e)	11,840,000	11,790,435
		13,140,509
Oil & Gas Exploration & Production-1.51%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	10,204,000	10,204,000
2.05%, 07/15/2025	10,700,000	10,571,528
CNO Global Funding, 4.88%, 12/10/2027(e)	4,918,000	4,908,741
Pioneer Natural Resources Co., 1.13%, 01/15/2026	12,000,000	11,639,157
		37,323,426
Oil & Gas Refining & Marketing-0.35%
Phillips 66, 1.30%, 02/15/2026	8,989,000	8,690,347
Oil & Gas Storage & Transportation-2.93%
Enbridge, Inc. (Canada), 5.25%, 04/05/2027	4,666,000	4,717,278
Energy Transfer L.P.
4.05%, 03/15/2025	15,976,000	15,959,406
2.90%, 05/15/2025	6,814,000	6,775,576
Kinder Morgan, Inc.
4.30%, 06/01/2025	25,679,000	25,647,478
1.75%, 11/15/2026	7,410,000	7,044,938
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	12,000,000	11,994,833
		72,139,509
Packaged Foods & Meats-0.42%
Campbell’s Company (The), 5.30%, 03/20/2026	10,352,000	10,422,510
Pharmaceuticals-0.19%
Bristol-Myers Squibb Co., 4.94% (SOFR + 0.49%), 02/20/2026(b)	4,651,000	4,666,409
Regional Banks-0.93%
Fifth Third Bank, Inc., 3.95%, 07/28/2025	11,000,000	10,966,447
Truist Financial Corp., 4.26%, 07/28/2026(c)(f)	12,072,000	12,040,274
		23,006,721
Restaurants-0.49%
Starbucks Corp., 4.75%, 02/15/2026	12,000,000	12,032,388
	Principal Amount	Value
Retail REITs-0.15%
Realty Income Corp., 5.05%, 01/13/2026	$3,687,000	$3,687,122
Self-Storage REITs-0.41%
Public Storage Operating Co., 5.05% (SOFR + 0.70%), 04/16/2027(b)	10,000,000	10,054,215
Semiconductor Materials & Equipment-0.40%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	10,000,000	9,949,926
Semiconductors-0.50%
Intel Corp., 3.40%, 03/25/2025	12,220,000	12,196,574
Soft Drinks & Non-alcoholic Beverages-0.61%
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	10,000,000	9,919,855
5.26% (SOFR + 0.88%), 03/15/2027(b)(c)	5,000,000	5,042,502
		14,962,357
Specialized Finance-0.25%
Blackstone Private Credit Fund, 2.63%, 12/15/2026	6,490,000	6,186,764
Specialty Chemicals-0.59%
Sherwin-Williams Co. (The)
3.45%, 08/01/2025	4,500,000	4,473,832
4.25%, 08/08/2025	10,000,000	9,977,820
		14,451,652
Systems Software-1.23%
Oracle Corp., 2.95%, 05/15/2025	10,000,000	9,952,624
VMware LLC
4.50%, 05/15/2025	10,000,000	9,991,288
1.40%, 08/15/2026	11,000,000	10,461,168
		30,405,080
Technology Distributors-0.37%
Arrow Electronics, Inc., 4.00%, 04/01/2025	9,120,000	9,106,577
Technology Hardware, Storage & Peripherals-0.36%
Leidos, Inc., 3.63%, 05/15/2025	9,000,000	8,971,743
Telecom Tower REITs-1.02%
American Tower Corp., 1.45%, 09/15/2026(c)	13,000,000	12,340,559
Crown Castle, Inc., 1.35%, 07/15/2025	13,000,000	12,808,140
		25,148,699
Trading Companies & Distributors-0.84%
Air Lease Corp.
3.38%, 07/01/2025	11,000,000	10,932,934
1.88%, 08/15/2026	10,300,000	9,852,119
		20,785,053
Wireless Telecommunication Services-0.41%
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	10,000,000	9,978,320
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,494,721,028)		1,501,655,877

Asset-Backed Securities-13.55%
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(e)	9,035,198	9,147,554
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(e)(g)	$729,822	$703,700
Series 2020-5, Class A1, 1.37%, 05/25/2065(e)(g)	1,295,342	1,233,013
Series 2024-8, Class A1, 5.34%, 05/27/2069(e)	8,463,931	8,421,282
AUF Funding LLC, Series 2022-1A, Class A1LN, 6.79% (3 mo. Term SOFR + 2.50%), 01/20/2031(b)(e)	3,114,852	3,123,676
Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 5.31% (30 Day Average SOFR + 0.90%), 08/15/2028(b)	9,260,000	9,296,818
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.71% (1 mo. Term SOFR + 0.39%), 11/25/2036(b)	509,496	501,607
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(e)(g)	3,161,042	2,803,225
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, 4.77% (30 Day Average SOFR + 0.42%), 01/25/2027(b)	4,000,000	4,004,566
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(e)(g)	1,550,618	1,492,442
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 5.58% (3 mo. Term SOFR + 1.28%), 04/17/2031(b)(e)	2,653,418	2,661,227
Chase Auto Owner Trust, Series 2024-3A, Class A2, 5.53%, 09/27/2027(e)	4,110,665	4,130,550
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 5.66% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(e)	7,034,213	7,077,575
Series 2023-2A, Class A2, 5.51% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(e)	7,847,705	7,895,458
Series 2024-1A, Class A2, 5.18% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(e)	2,206,089	2,212,232
Citizens Auto Receivables Trust
Series 2023-2, Class A2B, 5.14% (30 Day Average SOFR + 0.73%), 10/15/2026(b)(e)	1,326,681	1,327,642
Series 2024-2, Class A3, 5.33%, 08/15/2028(e)	7,625,000	7,701,845
COLT Mortgage Loan Trust, Series 2020- 2R, Class A1, 1.33%, 10/26/2065(e)(g)	1,398,754	1,273,370
Cross Mortgage Trust
Series 2023-H1, Class A1, 6.62%, 03/25/2068(e)	4,045,331	4,088,748
Series 2024-H5, Class A1, 5.85%, 08/26/2069(e)	9,277,337	9,323,460
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 5.15% (1 mo. Term SOFR + 0.83%), 07/25/2034(b)	306,628	311,086
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(e)(g)	3,976,601	3,483,724
	Principal Amount	Value

Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030(e)	$2,750,000	$2,781,222
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(e)	2,730,000	2,744,820
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 5.61% (3 mo. Term SOFR + 1.08%), 11/15/2028(b)(e)	3,186,092	3,191,435
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(e)(g)	854,348	824,617
Series 2020-2, Class A1, 1.18%, 10/25/2065(e)(g)	233,893	218,500
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(e)	5,874,788	5,978,765
Series 2024-1, Class A2, 5.23%, 03/20/2030(e)	2,647,150	2,665,606
Series 2024-3, Class A2, 5.31%, 04/20/2027(e)	3,750,000	3,771,211
Series 2024-4, Class A2, 4.69%, 07/20/2027(e)	4,125,000	4,133,828
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	3,870,000	3,924,514
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 6.41% (3 mo. SOFR + 2.11%), 01/15/2031(b)(e)	4,019,783	4,032,928
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 5.56% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(e)	15,000,000	15,162,743
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 5.87% (3 mo. Term SOFR + 1.56%), 02/05/2031(b)(e)	1,406,336	1,407,334
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2, 5.28%, 03/15/2027(e)	2,700,000	2,719,986
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(e)(g)	1,224,129	1,147,365
Series 2025-PJ1, Class A7, 6.00%, 06/25/2055(e)(g)	9,865,000	9,929,646
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A2, 4.62%, 08/16/2027	3,500,000	3,503,351
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/2031(e)	6,000,000	6,022,945
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 5.01% (1 mo. Term SOFR + 0.70%), 01/25/2036(b)	325,063	321,220
Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A2B, 4.91% (30 Day Average SOFR + 0.50%), 03/15/2027(b)(e)	5,100,000	5,109,777
J.P. Morgan Mortgage Trust, Series 2024- INV1, Class A4, 6.00%, 04/25/2055(e)(g)	8,150,705	8,181,502
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

KKR CLO 21 Ltd. (Cayman Islands), Series A, 5.56% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(e)	$924,045	$926,597
Madison Park Funding XLII Ltd. (Cayman Islands), Series 2024-13A, Class AR, 5.44% (3 mo. Term SOFR + 1.15%), 11/21/2030(b)(e)	1,866,471	1,871,083
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A2A, 5.44%, 02/16/2027	5,641,098	5,665,673
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(e)	6,362,097	6,471,739
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069(e)(g)	9,440,705	9,369,544
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(e)(g)	10,400,000	10,454,545
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(e)	1,322,111	1,223,709
Series 2021-FA, Class A, 1.11%, 02/18/2070(e)	2,908,416	2,550,997
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 5.59% (3 mo. Term SOFR + 1.29%), 01/28/2030(b)(e)	3,207,671	3,212,448
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 5.93% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(e)	215,974	219,126
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(e)(g)	1,429,745	1,360,323
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(e)(g)	976,953	911,232
OBX Trust
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(e)	5,709,892	5,700,153
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(e)(g)	5,601,580	5,600,874
Series 2024-NQM6, Class A1, 6.45%, 02/25/2064(e)	4,494,416	4,540,389
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 5.68% (3 mo. Term SOFR + 1.38%), 07/20/2029(b)(e)	112,431	112,588
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 5.56% (3 mo. Term SOFR + 1.26%), 01/25/2031(b)(e)	864,648	865,909
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(e)(g)	3,580,000	3,618,225
Porsche Innovative Lease Owner Trust
Series 2024-1A, Class A2A, 4.84%, 01/20/2027(e)	6,250,000	6,262,111
Series 2024-2A, Class A2B, 4.80% (30 Day Average SOFR + 0.44%), 12/21/2026(b)(e)	4,500,000	4,504,991
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(e)	5,897,395	6,005,506
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(e)(g)	327,087	322,287
	Principal Amount	Value

SBNA Auto Lease Trust
Series 2023-A, Class A3, 6.51%, 04/20/2027(e)	$12,000,000	$12,126,449
Series 2024-C, Class A3, 4.56%, 02/22/2028(e)	2,000,000	2,000,158
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(e)(g)	183,124	174,583
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(e)(g)	1,765,573	1,670,861
Series 2021-2, Class A1, 0.94%, 05/25/2065(e)(g)	1,914,203	1,776,803
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,663,927
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	10,089,880
Verus Securitization Trust
Series 2020-1, Class A1, 3.42%, 01/25/2060(e)	779,072	762,802
Series 2020-5, Class A1, 2.22%, 05/25/2065(e)	1,954,506	1,871,967
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(e)	6,320,011	6,359,425
Series 2023-7, Class A1, 7.07%, 10/25/2068(e)	7,313,229	7,453,239
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(e)	7,114,986	7,178,049
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(e)	1,449,644	1,380,071
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A2, 5.13% (1 mo. Term SOFR + 0.83%), 02/18/2039(b)(e)	4,750,000	4,769,075
Series 2024-2A, Class A2, 5.30% (1 mo. Term SOFR + 1.00%), 06/21/2039(b)(e)	6,000,000	6,040,478
Total Asset-Backed Securities (Cost $334,257,107)		334,075,931
	Shares
Exchange-Traded Funds-0.29%
Invesco AAA CLO Floating Rate Note ETF(h) (Cost $7,059,850)	274,672	7,041,217
	Principal Amount
Commercial Paper-21.64%(i)
AES Corp. (The), 4.79%, 02/07/2025(e)	$12,000,000	11,988,804
Air Lease Corp., 4.68%, 02/20/2025(e)	20,000,000	19,947,265
APA Corp., 4.94%, 02/03/2025(e)	1,500,000	1,499,375
Arrow Electronics, Inc.
4.72%, 02/06/2025(e)	15,000,000	14,988,045
4.71%, 02/19/2025(e)	13,500,000	13,465,386
Boston Properties L.P., 4.66%, 03/27/2025(e)	13,000,000	12,909,364
Brookfield BRP Holdings Canada, Inc.
5.04%, 02/11/2025	14,000,000	13,980,806
4.84%, 03/06/2025	15,000,000	14,935,710
4.84%, 03/07/2025	8,000,000	7,964,696
4.81%, 03/24/2025	2,000,000	1,986,856
Brookfield Infrastructure Holdings Canada, Inc., 4.95%, 04/15/2025	12,000,000	11,886,900
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Brunswick Corp.
4.90%–4.91%, 02/04/2025(e)	$38,200,000	$38,180,785
4.91%, 02/06/2025(e)	4,900,000	4,896,306
Canadian Natural Resources Ltd., 4.76%, 02/10/2025(e)	15,000,000	14,980,305
Conagra Brands, Inc.
4.71%, 02/03/2025(e)	4,500,000	4,498,263
4.76%, 02/06/2025(e)	14,000,000	13,989,150
4.76%, 02/07/2025(e)	12,000,000	11,989,128
4.76%, 02/14/2025(e)	12,500,000	12,477,325
Crown Castle, Inc.
4.87%, 02/11/2025(e)	15,200,000	15,177,702
4.87%, 02/13/2025(e)	14,000,000	13,975,724
4.83%, 02/18/2025(e)	12,800,000	12,769,203
CVS Health Corp.
5.00%, 02/10/2025(e)	9,500,000	9,487,508
5.03%, 02/18/2025(e)	14,800,000	14,765,057
5.05%, 04/07/2025(e)	20,000,000	19,827,040
Eversource Energy, 4.68%, 02/25/2025(e)	15,000,000	14,953,815
Extra Space Storage L.P., 4.63%, 04/01/2025(e)	8,175,000	8,111,709
General Motors Financial Co., Inc.
5.68%, 02/03/2025(e)	10,000,000	9,996,270
4.65%, 04/28/2025(e)	9,000,000	8,899,641
5.56%, 05/27/2025(e)	10,000,000	9,850,580
Glencore Funding LLC
4.63%, 06/04/2025(e)	12,000,000	11,812,296
4.64%, 08/29/2025(e)	12,000,000	11,684,292
Harley-Davidson Financial Services, Inc.
5.05%, 02/19/2025(e)	11,000,000	10,973,017
4.89%–4.89%, 02/20/2025(e)	7,000,000	6,981,898
4.82%, 02/24/2025(e)	7,000,000	6,978,202
4.86%, 02/27/2025(e)	4,000,000	3,985,968
4.99%, 03/03/2025(e)	10,000,000	9,959,630
4.91%, 03/05/2025(e)	5,000,000	4,978,495
HSBC USA, Inc.
5.73%, 07/01/2025(e)	12,000,000	11,774,184
4.82%, 11/03/2025(e)	12,000,000	11,587,980
Ionic Funding LLC, 4.87%, 02/05/2025	12,000,000	11,992,680
TELUS Corp.
5.02%, 03/12/2025(e)	12,000,000	11,939,436
4.64%, 07/11/2025(e)	12,000,000	11,756,424
WGL Holdings, Inc.
4.71%, 02/05/2025(e)	10,000,000	9,993,850
4.71%, 02/06/2025(e)	8,000,000	7,994,096
White Plains Capital Co. LLC
4.97%, 05/02/2025(e)	15,000,000	14,823,495
4.92%, 06/10/2025(e)	10,000,000	9,831,900
Total Commercial Paper (Cost $533,359,809)		533,426,561
Certificates of Deposit-1.99%
Diversified Banks-1.59%
Natixis S.A. (France), 4.94% (SOFR + 0.60%), 08/04/2025(b)	10,000,000	10,020,156
Bank of America N.A., 5.50%, 05/08/2025	10,000,000	10,024,140
	Principal Amount	Value
Diversified Banks-(continued)
Intesa Sanpaolo S.p.A. (Italy)
5.69%04/16/2025	$9,500,000	$9,517,917
5.71%07/16/2025	9,500,000	9,533,668
		39,095,881
Diversified Financial Services-0.40%
Intesa Sanpaolo S.p.A. (New York Branch), 5.00%, 01/07/2026	10,000,000	10,001,980
Total Certificates of Deposit (Cost $49,000,000)		49,097,861
	Repurchase Amount
Repurchase Agreements-1.22%(j)
CF Secured LLC, joint term agreement dated 11/05/2024, aggregate maturing value of $25,010,646 (collateralized by non-agency asset-backed securities valued at $30,971,368; 6.40% - 8.38%; 07/29/2026 - 10/27/2031), 5.11%, 02/03/2025(k)(l)	10,004,258	10,000,000
Nomura Securities International, Inc., joint term agreement dated 01/16/2025, aggregate maturing value of $30,012,700 (collateralized by non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 10.00%; 11/29/2029 - 08/25/2069), 5.08%, 02/03/2025(k)	10,004,233	10,000,000
Santander US Capital Markets LLC, joint term agreement dated 01/06/2025, aggregate maturing value of $30,012,650 (collateralized by agency mortgage-backed securities and non-agency asset-backed securities valued at $33,416,432; 0.00% - 14.05%; 10/25/2025 - 01/20/2063), 5.06%, 02/03/2025(k)	10,004,217	10,000,000
Total Repurchase Agreements (Cost $30,000,000)		30,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $2,448,397,794)		2,455,297,447
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.73%
Invesco Private Government Fund, 4.35%(h)(m)(n)	5,006,482	5,006,482
Invesco Private Prime Fund, 4.48%(h)(m)(n)	13,007,613	13,011,515
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,017,997)		18,017,997
TOTAL INVESTMENTS IN SECURITIES-100.33% (Cost $2,466,415,791)		2,473,315,444
OTHER ASSETS LESS LIABILITIES-(0.33)%		(8,042,742)
NET ASSETS-100.00%		$2,465,272,702
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $1,136,316,378, which represented 46.09% of the Fund’s Net Assets.

(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2025.

(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco AAA CLO Floating Rate Note ETF	$3,053,540	$4,000,770	$(5,493)	$(13,093)	$5,493	$7,041,217	$78,332
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,163,640	19,009,106	(17,166,264)	-	-	5,006,482	30,052 *
Invesco Private Prime Fund	8,238,473	37,319,947	(32,546,904)	-	(1)	13,011,515	76,766 *
Total	$14,455,653	$60,329,823	$(49,718,661)	$(13,093)	$5,492	$25,059,214	$185,150

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Principal amount equals value at period end.
(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(m)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
January 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-49.33%
Aerospace & Defense-0.20%
General Electric Co., 4.95% (3 mo. Term SOFR + 0.64%), 05/05/2026(b)	$2,481,000	$2,489,274
Automobile Manufacturers-6.81%
American Honda Finance Corp.
5.14% (SOFR + 0.78%), 04/23/2025(b)	1,355,000	1,356,726
4.81% (SOFR + 0.45%), 04/29/2025(b)(c)	7,500,000	7,502,155
5.14% (SOFR + 0.79%), 10/03/2025(b)	4,000,000	4,008,894
5.03% (SOFR + 0.55%), 05/11/2026(b)(c)	5,000,000	5,003,924
BMW US Capital LLC (Germany), 5.19% (SOFR + 0.84%), 04/01/2025(b)(d)	1,421,000	1,422,401
Daimler Truck Finance North America LLC (Germany)
5.32% (SOFR + 0.96%), 09/25/2027(b)(d)	4,000,000	4,025,305
5.19% (SOFR + 0.84%), 01/13/2028(b)(c)(d)	4,000,000	4,005,087
Ford Motor Credit Co. LLC
7.36% (SOFR + 2.95%), 03/06/2026(b)(c)	3,988,000	4,070,294
5.80% (SOFR + 1.45%), 11/05/2026(b)	7,500,000	7,540,782
Hyundai Capital America
5.51% (SOFR + 1.15%), 08/04/2025(b)(d)	3,100,000	3,111,570
5.68% (SOFR + 1.32%), 11/03/2025(b)(c)(d)	2,699,000	2,715,591
5.85% (SOFR + 1.50%), 01/08/2027(b)(d)	4,500,000	4,555,398
5.41% (SOFR + 1.04%), 03/19/2027(b)(d)	4,000,000	4,012,716
5.40% (SOFR + 1.04%), 06/24/2027(b)(d)	5,000,000	5,023,330
5.27% (SOFR + 0.92%), 01/07/2028(b)(d)	3,000,000	3,004,560
Mercedes-Benz Finance North America LLC (Germany), 5.29% (SOFR + 0.93%), 03/30/2025(b)(d)	2,309,000	2,311,460
Toyota Motor Credit Corp.
4.80% (SOFR + 0.45%), 04/10/2026(b)	5,000,000	5,007,374
5.02% (SOFR + 0.65%), 03/19/2027(b)(c)	5,000,000	5,011,713
Volkswagen Group of America Finance LLC (Germany)
5.19% (SOFR + 0.83%), 03/20/2026(b)(d)	4,000,000	4,003,028
5.53% (SOFR + 1.06%), 08/14/2026(b)(d)	6,500,000	6,519,547
		84,211,855
Commercial & Residential Mortgage Finance-0.32%
Nationwide Building Society (United Kingdom), 5.75% (SOFR + 1.29%), 02/16/2028(b)(d)	4,000,000	4,033,241
	Principal Amount	Value
Consumer Finance-2.67%
American Express Co.
5.71% (SOFR + 1.35%), 10/30/2026(b)(c)	$4,000,000	$4,025,815
5.33% (SOFR + 0.97%), 07/28/2027(b)	3,794,000	3,813,455
5.29% (SOFR + 0.93%), 07/26/2028(b)	4,000,000	4,022,579
General Motors Financial Co., Inc.
5.65% (SOFR + 1.30%), 04/07/2025(b)(c)	3,653,000	3,658,611
5.48% (SOFR + 1.04%), 02/26/2027(b)(c)	7,397,000	7,418,836
5.84% (SOFR + 1.35%), 05/08/2027(b)(c)	6,000,000	6,057,235
5.40% (SOFR + 1.05%), 07/15/2027(b)	4,000,000	4,011,653
		33,008,184
Diversified Banks-20.03%
ABN AMRO Bank N.V. (Netherlands)
6.15% (SOFR + 1.78%), 09/18/2027(b)(c)(d)	6,500,000	6,602,193
5.42% (SOFR + 1.00%), 12/03/2028(b)(d)	5,000,000	5,012,813
Banco Santander S.A. (Spain)
5.77% (SOFR + 1.38%), 03/14/2028(b)	1,200,000	1,209,067
5.47% (SOFR + 1.12%), 07/15/2028(b)	5,000,000	5,022,226
Bank of America Corp.
5.34% (3 mo. Term SOFR + 1.03%), 02/05/2026(b)	1,042,000	1,042,056
5.38% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)(c)	2,696,000	2,708,146
5.33% (SOFR + 0.97%), 07/22/2027(b)(c)	6,539,000	6,576,667
5.41% (SOFR + 1.05%), 02/04/2028(b)(c)	1,685,000	1,699,329
Bank of Montreal (Canada)
5.74% (SOFR + 1.33%), 06/05/2026(b)	2,429,000	2,454,608
5.55% (SOFR + 1.16%), 12/11/2026(b)	3,000,000	3,032,122
Bank of Nova Scotia (The) (Canada)
4.97% (SOFR + 0.55%), 03/02/2026(b)	2,500,000	2,503,466
5.25%, 06/12/2028(c)	2,500,000	2,536,651
5.25% (SOFR + 0.89%), 02/14/2029(b)	5,000,000	5,003,045
Banque Federative du Credit Mutuel S.A. (France)
5.75% (SOFR + 1.40%), 07/13/2026(b)(d)	4,200,000	4,251,087
5.58% (SOFR + 1.23%), 01/22/2030(b)(d)	5,000,000	5,003,984
Barclays PLC (United Kingdom)
6.27% (SOFR + 1.88%), 09/13/2027(b)(c)	2,500,000	2,544,540
5.88% (SOFR + 1.49%), 03/12/2028(b)(c)	6,500,000	6,577,545
BPCE S.A. (France), 6.33% (SOFR + 1.98%), 10/19/2027(b)(d)	6,000,000	6,097,336
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Canadian Imperial Bank of Commerce (Canada), 5.07% (SOFR + 0.72%), 01/13/2028(b)	$5,000,000	$5,001,234
Citigroup, Inc.
5.82% (3 mo. Term SOFR + 1.51%), 07/01/2026(b)(c)	1,882,000	1,890,986
5.72% (SOFR + 1.28%), 02/24/2028(b)	6,077,000	6,149,551
Commonwealth Bank of Australia (Australia), 4.90% (SOFR + 0.52%), 06/15/2026(b)(c)(d)	3,000,000	3,005,026
Fifth Third Bank N.A., 5.17% (SOFR + 0.81%), 01/28/2028(b)	2,634,000	2,643,412
HSBC Holdings PLC (United Kingdom)
5.84% (SOFR + 1.43%), 03/10/2026(b)	4,500,000	4,504,114
6.03% (3 mo. Term SOFR + 1.64%), 09/12/2026(b)	5,000,000	5,029,516
6.06% (SOFR + 1.57%), 08/14/2027(b)	2,500,000	2,536,705
HSBC USA, Inc., 5.37% (SOFR + 0.96%), 03/04/2027(b)(c)	5,000,000	5,027,264
ING Groep N.V. (Netherlands)
6.00% (SOFR + 1.64%), 03/28/2026(b)	3,500,000	3,506,866
5.37% (SOFR + 1.01%), 04/01/2027(b)	4,214,000	4,229,530
5.95% (SOFR + 1.56%), 09/11/2027(b)	6,500,000	6,588,527
JPMorgan Chase & Co.
5.68% (SOFR + 1.32%), 04/26/2026(b)	2,400,000	2,407,487
5.56% (SOFR + 1.20%), 01/23/2028(b)	1,667,000	1,684,484
5.62% (SOFR + 1.18%), 02/24/2028(b)(c)	3,500,000	3,533,888
5.27% (SOFR + 0.92%), 04/22/2028(b)	7,500,000	7,538,441
5.28% (SOFR + 0.93%), 07/22/2028(b)(c)	5,000,000	5,024,763
KeyCorp, 5.69% (SOFR + 1.25%), 05/23/2025(b)(c)	7,500,000	7,504,000
Lloyds Banking Group PLC (United Kingdom)
6.08% (SOFR + 1.56%), 08/07/2027(b)	3,158,000	3,196,733
5.94% (SOFR + 1.58%), 01/05/2028(b)	4,500,000	4,562,858
Macquarie Bank Ltd. (Australia), 5.61% (SOFR + 1.20%), 12/07/2026(b)(d)	4,000,000	4,048,535
Morgan Stanley Bank N.A.
5.52% (SOFR + 1.17%), 10/30/2026(b)(c)	4,000,000	4,048,394
5.30% (SOFR + 0.87%), 05/26/2028(b)	3,000,000	3,010,467
5.29% (SOFR + 0.94%), 07/14/2028(b)	5,000,000	5,026,801
National Australia Bank Ltd. (Australia), 5.01% (SOFR + 0.62%), 06/11/2027(b)(d)	4,000,000	4,013,777
	Principal Amount	Value
Diversified Banks-(continued)
NatWest Group PLC (United Kingdom), 5.78% (SOFR + 1.30%), 11/15/2028(b)	$3,500,000	$3,543,483
Royal Bank of Canada (Canada)
5.43% (SOFR + 1.08%), 07/20/2026(b)(c)	5,500,000	5,547,500
5.30% (SOFR + 0.95%), 01/19/2027(b)	2,917,000	2,940,202
Societe Generale S.A. (France)
5.56% (SOFR + 1.10%), 02/19/2027(b)(d)	2,000,000	2,002,365
6.01% (SOFR + 1.66%), 01/19/2028(b)(d)	5,000,000	5,043,658
Standard Chartered Bank (United Kingdom), 5.00% (SOFR + 0.65%), 10/08/2026(b)	3,000,000	3,006,884
Standard Chartered PLC (United Kingdom)
6.10% (SOFR + 1.74%), 03/30/2026(b)(c)(d)	3,108,000	3,114,263
6.28% (SOFR + 1.93%), 07/06/2027(b)(d)	6,500,000	6,607,042
6.52% (SOFR + 2.03%), 02/08/2028(b)(d)	4,000,000	4,088,470
5.64% (SOFR + 1.17%), 05/14/2028(b)(d)	4,000,000	4,025,287
5.59% (SOFR + 1.24%), 01/21/2029(b)(c)(d)	3,500,000	3,517,327
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.78% (SOFR + 1.43%), 01/13/2026(b)(c)	2,000,000	2,021,024
Svenska Handelsbanken AB (Sweden)
5.63% (SOFR + 1.25%), 06/15/2026(b)(d)	1,275,000	1,290,324
5.09% (SOFR + 0.66%), 05/28/2027(b)(d)	5,000,000	5,024,960
Toronto-Dominion Bank (The) (Canada), 5.43% (SOFR + 1.08%), 07/17/2026(b)	1,839,000	1,854,444
USB Realty Corp., 5.71% (3 mo. Term SOFR + 1.41%)(b)(d)(e)	1,100,000	885,693
Wells Fargo & Co.
5.68% (SOFR + 1.32%), 04/25/2026(b)	2,000,000	2,004,904
5.14% (SOFR + 0.78%), 01/24/2028(b)(c)	5,596,000	5,603,960
5.42% (SOFR + 1.07%), 04/22/2028(b)	7,000,000	7,053,289
Wells Fargo Bank N.A., 5.46% (SOFR + 1.07%), 12/11/2026(b)	3,000,000	3,031,845
		247,797,164
Diversified Capital Markets-0.44%
Deutsche Bank AG (Germany)
5.68% (SOFR + 1.22%), 11/16/2027(b)	4,050,000	4,060,714
5.56% (SOFR + 1.21%), 01/10/2029(b)	1,347,000	1,346,304
		5,407,018
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Metals & Mining-0.49%
Glencore Funding LLC (Australia), 5.41% (SOFR + 1.06%), 04/04/2027(b)(d)	$6,023,000	$6,047,635
Electric Utilities-1.57%
Consolidated Edison Co. of New York, Inc., 4.98% (SOFR + 0.52%), 11/18/2027(b)(c)	1,324,000	1,331,161
National Rural Utilities Cooperative Finance Corp.
5.15% (SOFR + 0.80%), 02/05/2027(b)(c)	5,000,000	5,041,954
5.20% (SOFR + 0.82%), 09/16/2027(b)	4,000,000	4,026,337
NextEra Energy Capital Holdings, Inc., 5.12% (SOFR + 0.76%), 01/29/2026(b)(c)	6,273,000	6,297,117
Pinnacle West Capital Corp., 5.22% (SOFR + 0.82%), 06/10/2026(b)	2,676,000	2,689,313
		19,385,882
Investment Banking & Brokerage-2.34%
Charles Schwab Corp. (The)
5.00% (SOFR + 0.52%), 05/13/2026(b)	6,608,000	6,606,253
5.47% (SOFR + 1.05%), 03/03/2027(b)(c)	4,000,000	4,039,725
Goldman Sachs Group, Inc. (The)
5.21% (SOFR + 0.81%), 03/09/2027(b)(c)	2,460,000	2,463,460
5.22% (SOFR + 0.82%), 09/10/2027(b)	3,500,000	3,505,029
6.31% (3 mo. Term SOFR + 2.01%), 10/28/2027(b)	1,220,000	1,253,019
6.23% (SOFR + 1.85%), 03/15/2028(b)	3,500,000	3,579,057
Morgan Stanley, 5.37% (SOFR + 1.02%), 04/13/2028(b)	7,500,000	7,552,969
		28,999,512
Life & Health Insurance-5.32%
Athene Global Funding
5.34% (SOFR + 0.85%), 05/08/2026(b)(d)	6,000,000	6,004,650
5.46% (SOFR + 1.03%), 08/27/2026(b)(d)	6,000,000	6,022,269
5.57% (SOFR + 1.21%), 03/25/2027(b)(d)	5,000,000	5,038,168
Corebridge Global Funding
5.66% (SOFR + 1.30%), 09/25/2026(b)(d)	4,120,000	4,160,331
5.10% (SOFR + 0.75%), 01/07/2028(b)(d)	7,000,000	7,004,984
GA Global Funding Trust, 5.71% (SOFR + 1.36%), 04/11/2025(b)(d)	5,820,000	5,831,930
Jackson National Life Global Funding, 5.32% (SOFR + 0.97%), 01/14/2028(b)(d)	5,000,000	5,013,136
MassMutual Global Funding II, 5.09% (SOFR + 0.74%), 04/09/2027(b)(d)	2,500,000	2,510,208
New York Life Global Funding, 4.88% (SOFR + 0.48%), 06/09/2026(b)(d)	4,000,000	4,008,124
	Principal Amount	Value
Life & Health Insurance-(continued)
Pacific Life Global Funding II
5.16% (SOFR + 0.80%), 03/30/2025(b)(d)	$2,000,000	$2,001,986
5.03% (SOFR + 0.62%), 06/04/2026(b)(d)	4,222,000	4,234,163
5.41% (SOFR + 1.05%), 07/28/2026(b)(d)	2,040,000	2,057,640
5.20% (SOFR + 0.85%), 02/05/2027(b)(d)	6,500,000	6,542,126
Protective Life Global Funding
5.34% (SOFR + 0.98%), 03/28/2025(b)(d)	2,425,000	2,427,713
5.05% (SOFR + 0.70%), 04/10/2026(b)(d)	3,000,000	3,006,851
		65,864,279
Pharmaceuticals-0.08%
Bristol-Myers Squibb Co., 4.94% (SOFR + 0.49%), 02/20/2026(b)	1,047,000	1,050,469
Soft Drinks & Non-alcoholic Beverages-0.41%
Keurig Dr Pepper, Inc., 5.26% (SOFR + 0.88%), 03/15/2027(b)(c)	5,000,000	5,042,502
U.S. Treasury Floating Rate Notes-8.65%
U.S. Treasury Floating Rate Notes, 4.47% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%), 10/31/2026(b)	106,750,000	107,019,470
Total U.S. Dollar Denominated Bonds & Notes (Cost $607,409,595)		610,356,485
U.S. Treasury Securities-18.68%
U.S. Treasury Floating Rate Notes-18.68%
4.51% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%), 01/31/2026(b)	73,500,000	73,647,097
4.42% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%), 04/30/2026(b)	137,500,000	137,630,460
4.45% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%), 07/31/2026(b)	19,750,000	19,785,785
Total U.S. Treasury Securities (Cost $230,797,941)		231,063,342

Asset-Backed Securities-15.90%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(f)	18,589	18,471
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 01/21/2031(d)	2,901,869	2,925,220
Avis Budget Rental Car Funding (AESOP) LLC, Series 2020-2A, Class C, 4.25%, 02/20/2027(d)	1,300,000	1,286,611
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class A, 5.46% (1 mo. Term SOFR + 1.15%), 01/15/2039(b)(d)	906,906	904,916
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 5.73% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(d)	3,250,000	344,770
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 6.51%, 10/25/2033(f)	$79,474	$75,958
Series 2003-8, Class 4A1, 6.96%, 01/25/2034(f)	102,436	101,971
BIG Commercial Mortgage Trust, Series 2022, Class A, 5.65% (1 mo. Term SOFR + 1.34%), 02/15/2039(b)(d)	1,460,351	1,459,662
BX Commercial Mortgage Trust
Series 2021-ACNT, Class B, 5.67% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(d)	3,429,194	3,426,983
Series 2021-VINO, Class B, 5.27% (1 mo. Term SOFR + 0.97%), 05/15/2038(b)(d)	1,645,000	1,644,345
Series 2021-VOLT, Class A, 5.12% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(d)	700,000	696,804
Series 2021-VOLT, Class B, 5.37% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(d)	3,252,772	3,234,260
Series 2021-VOLT, Class C, 5.52% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(d)	4,000,000	3,972,580
Series 2021-VOLT, Class D, 6.07% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(d)	1,250,000	1,247,796
BX Trust
Series 2021-LGCY, Class B, 5.28% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(d)	3,630,000	3,600,419
Series 2022-IND, Class C, 6.60% (1 mo. Term SOFR + 2.29%), 04/15/2037(b)(d)	2,450,000	2,455,816
Series 2022-LBA6, Class B, 5.61% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	1,000,000	1,000,270
CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, 04/14/2032(d)	2,283,654	2,319,115
Chase Home Lending Mortgage Trust
Series 2024-6, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 05/25/2055(b)(d)	4,096,344	4,107,719
Series 2024-7, Class A11, 5.65% (30 Day Average SOFR + 1.30%), 06/25/2055(b)(d)	4,302,550	4,323,233
Series 2025-1, Class A11, 5.55% (30 Day Average SOFR + 1.20%), 11/25/2055(b)(d)	5,000,000	5,012,460
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11, 5.70% (30 Day Average SOFR + 1.35%), 07/25/2054(b)(d)	4,203,876	4,217,151
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 5.08% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(d)	119,993	117,850
	Principal Amount	Value

Series 2018-AGS, Class A2, 4.93% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(d)	$224,611	$221,901
Series 2018-CGS, Class A2, 5.23% (1 mo. Term SOFR + 0.91%), 02/25/2046(b)(d)	530,525	524,621
CPS Auto Receivables Trust, Series 2023-D, Class C, 7.17%, 01/15/2030(d)	4,000,000	4,110,466
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 5.27% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(d)	234,374	234,554
Extended Stay America Trust, Series 2021-ESH, Class B, 5.80% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	4,382,241	4,389,965
Ford Credit Auto Lease Trust, Series 2024-B, Class B, 5.18%, 02/15/2028	5,000,000	5,042,029
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 5.66% (30 Day Average SOFR + 1.25%), 05/15/2028(b)(d)	2,500,000	2,527,503
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 5.56% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(d)	4,000,000	4,043,398
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 5.50% (1 mo. Term SOFR + 1.20%), 07/15/2031(b)(d)	3,000,000	2,527,330
Series 2021-ROSS, Class A, 5.72% (1 mo. Term SOFR + 1.41%), 05/15/2026(b)(d)	2,500,000	2,416,635
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 05/15/2037(b)(d)	3,500,000	3,508,302
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(d)	1,500,000	1,537,713
J.P. Morgan Mortgage Trust
Series 2024-11, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 04/25/2055(b)(d)	2,939,051	2,939,934
Series 2024-9, Class A11, 5.70% (30 Day Average SOFR + 1.35%), 02/25/2055(b)(d)	2,693,259	2,702,480
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 5.81% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(d)	2,385,000	1,880,418
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 5.33% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(d)	47,129	45,106
Series 2019-INV2, Class A1, 5.33% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(d)	160,905	153,891
Series 2019-INV3, Class A11, 5.43% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(d)	71,618	68,577
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Series 2019-LTV3, Class A1, 5.28% (1 mo. Term SOFR + 0.96%), 03/25/2050(b)(d)	$13,585	$13,502
Series 2020-8, Class A11, 5.47% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(d)	182,520	172,214
Series 2020-LTV1, Class A11, 5.45% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(d)	6,455	6,412
Series 2021-1, Class A11, 5.22% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(d)	572,795	533,276
Series 2024-5, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 11/25/2054(b)(d)	5,030,019	5,036,246
Life Mortgage Trust, Series 2021-BMR, Class A, 5.12% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(d)	2,775,970	2,771,502
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 5.90% (1 mo. Term SOFR + 1.59%), 05/15/2041(b)(d)	5,000,000	5,007,756
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(d)	2,734,372	2,552,566
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 05/20/2036(d)	1,656,762	1,675,044
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.07% (1 mo. Term SOFR + 0.75%), 10/25/2028(b)	32,883	31,057
Series 2005-A2, Class A5, 5.56%, 02/25/2035(f)	37,265	35,022
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 5.52% (1 mo. Term SOFR + 1.22%), 04/15/2038(b)(d)	2,800,000	2,798,418
MHP, Series 2021-STOR, Class C, 5.47% (1 mo. Term SOFR + 1.16%), 07/15/2038(b)(d)	4,353,000	4,336,165
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.32% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	2,500,000	2,490,203
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-4, Class AF, 5.70% (30 Day Average SOFR + 1.35%), 09/25/2054(b)(d)	4,801,275	4,821,920
MSC Trust, Series 2021-ILP, Class A, 5.20% (1 mo. Term SOFR + 0.89%), 11/15/2036(b)(d)	4,983,520	4,977,296
Navient Student Loan Trust
Series 2021-1A, Class A1B, 5.07% (30 Day Average SOFR + 0.71%), 12/26/2069(b)(d)	3,990,639	3,965,457
Series 2021-2A, Class A1B, 5.02% (30 Day Average SOFR + 0.66%), 02/25/2070(b)(d)	1,058,954	1,049,379
	Principal Amount	Value

Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B, 5.79%, 04/25/2029(d)	$2,080,000	$2,100,286
Series 2024-1, Class C, 6.13%, 04/25/2029(d)	850,000	857,870
Nelnet Student Loan Trust
Series 2006-2, Class A7, 5.40% (90 Day Average SOFR + 0.84%), 01/26/2037(b)(d)	4,046,817	4,033,889
Series 2014-3A, Class A, 5.05% (30 Day Average SOFR + 0.69%), 06/25/2041(b)(d)	551,925	547,036
Series 2020-5A, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 10/25/2068(b)(d)	3,280,218	3,279,305
Series 2021-A, Class A2, 5.44% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(d)	2,680,000	2,699,819
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.30% (30 Day Average SOFR + 0.90%), 03/15/2029(b)(d)	4,000,000	4,028,371
OBX Trust
Series 2018-EXP2, Class 2A2, 5.38% (1 mo. Term SOFR + 1.06%), 07/25/2058(b)(d)	9,567	9,574
Series 2019-EXP1, Class 2A1B, 5.40% (1 mo. Term SOFR + 1.06%), 01/25/2059(b)(d)	557,531	560,016
Series 2019-EXP1, Class 2A2, 5.60% (1 mo. Term SOFR + 1.26%), 01/25/2059(b)(d)	55,754	56,280
Series 2019-EXP2, Class 2A2, 5.65% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(d)	130,662	129,493
Series 2019-INV2, Class A11, 5.40% (1 mo. Term SOFR + 1.06%), 05/27/2049(b)(d)	2,727,654	2,627,683
Series 2020-EXP1, Class 2A2, 5.38% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(d)	208,540	206,171
Series 2020-EXP3, Class 2A2, 5.63% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(d)	256,580	258,874
Series 2020-INV1, Class A11, 5.35% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(d)	174,769	166,303
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(d)	794,376	798,453
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 5.94% (30 Day Average SOFR + 1.50%), 09/15/2036(b)(d)	4,000,000	4,075,594
RLGH Trust, Series 2021-TROT, Class B, 5.59% (1 mo. Term SOFR + 1.28%), 04/15/2036(b)(d)	3,000,000	2,985,610
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 5.42% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(d)	1,213,187	1,214,919
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Series 2020-A, Class A2B, 5.25% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(d)	$798,508	$798,450
Series 2021-A, Class A2A2, 5.15% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(d)	2,529,306	2,516,305
Series 2022-B, Class A1B, 5.86% (30 Day Average SOFR + 1.45%), 02/16/2055(b)(d)	1,871,387	1,900,552
Series 2022-C, Class A1B, 6.26% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(d)	1,836,093	1,867,172
Series 2023-C, Class A1B, 5.95% (30 Day Average SOFR + 1.55%), 11/15/2052(b)(d)	1,548,204	1,567,283
Series 2024-D, Class A1B, 5.50% (30 Day Average SOFR + 1.10%), 07/15/2053(b)(d)	3,752,856	3,788,550
Series 2024-F, Class A1B, 5.41% (30 Day Average SOFR + 1.00%), 03/16/2054(b)(d)	7,242,753	7,255,510
SMRT, Series 2022-MINI, Class B, 5.66% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(d)	4,655,000	4,629,597
SREIT Trust, Series 2021-PALM, Class A, 5.01% (1 mo. Term SOFR + 0.70%), 10/15/2034(b)(d)	3,015,000	3,001,150
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 07/20/2027(d)	3,500,000	3,530,328
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(f)	39,302	36,071
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 5.97% (1 mo. Term SOFR + 1.66%), 01/15/2059(b)(d)	2,500,000	2,491,187
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(d)	3,000,000	3,080,755
Total Asset-Backed Securities (Cost $199,236,310)		196,741,094

Agency Credit Risk Transfer Notes-10.35%
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1M1, 5.20% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(d)(g)	1,148,488	1,148,311
Series 2022-R01, Class 1M1, 5.35% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(d)(g)	1,403,640	1,403,868
Series 2022-R01, Class 1M2, 6.25% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(d)(g)	4,994,000	5,071,852
Series 2022-R02, Class 2M1, 5.55% (30 Day Average SOFR + 1.20%), 01/25/2042(b)(d)(g)	953,925	955,806
Series 2022-R02, Class 2M2, 7.35% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(d)(g)	4,000,000	4,117,931
	Principal Amount	Value

Series 2022-R03, Class 1M1, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)(g)	$1,039,670	$1,053,632
Series 2022-R04, Class 1M1, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(d)(g)	1,479,191	1,500,510
Series 2022-R04, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(d)(g)	3,400,000	3,535,697
Series 2022-R05, Class 2M1, 6.25% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(d)(g)	1,206,411	1,215,749
Series 2022-R05, Class 2M2, 7.35% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(d)(g)	1,750,000	1,814,581
Series 2022-R06, Class 1M1, 7.10% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(d)(g)	879,171	901,985
Series 2022-R07, Class 1M1, 7.30% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(d)(g)	2,198,622	2,270,978
Series 2022-R08, Class 1M1, 6.90% (30 Day Average SOFR + 2.55%), 07/25/2042(b)(d)(g)	2,080,983	2,135,349
Series 2023-R01, Class 1M1, 6.75% (30 Day Average SOFR + 2.40%), 12/25/2042(b)(d)(g)	3,951,508	4,057,616
Series 2023-R01, Class 1M2, 8.10% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(d)(g)	1,225,000	1,309,184
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(g)	873,805	896,231
Series 2023-R02, Class 1M2, 7.70% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(d)(g)	700,000	741,984
Series 2023-R03, Class 2M1, 6.85% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(d)(g)	3,018,658	3,078,931
Series 2023-R04, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(d)(g)	3,200,474	3,275,026
Series 2023-R04, Class 1M2, 7.90% (30 Day Average SOFR + 3.55%), 05/25/2043(b)(d)(g)	4,000,000	4,282,025
Series 2023-R05, Class 1M1, 6.25% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(d)(g)	1,028,492	1,038,861
Series 2023-R05, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(d)(g)	1,100,000	1,159,680
Series 2023-R06, Class 1M1, 6.05% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(d)(g)	1,298,047	1,305,023
Series 2023-R06, Class 1M2, 7.05% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(d)(g)	5,680,000	5,898,311
Series 2023-R07, Class 2M2, 7.60% (30 Day Average SOFR + 3.25%), 09/25/2043(b)(d)(g)	2,500,000	2,648,157
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value

Series 2023-R08, Class 1M1, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(d)(g)	$1,200,475	$1,207,222
Series 2023-R08, Class 1M2, 6.85% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(d)(g)	780,000	805,877
Series 2024-R04, Class 1M1, 5.45% (30 Day Average SOFR + 1.10%), 05/25/2044(b)(d)(g)	1,489,986	1,492,303
Freddie Mac
Series 2021-DNA5, Class M2, STACR®, 6.00% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(d)(h)	1,730,013	1,742,860
Series 2021-DNA6, Class M2, STACR®, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(d)(h)	5,571,181	5,603,191
Series 2022-DNA2, Class M1A, STACR®, 5.65% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(d)(h)	994,740	997,115
Series 2022-DNA2, Class M1B, STACR®, 6.75% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(d)(h)	4,250,000	4,356,465
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(d)(h)	1,825,596	1,847,148
Series 2022-DNA3, Class M1B, STACR®, 7.25% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(d)(h)	4,730,000	4,906,875
Series 2022-DNA4, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(d)(h)	2,500,000	2,618,751
Series 2022-DNA4, Class M1A, STACR®, 6.55% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(d)(h)	1,424,181	1,447,410
Series 2022-DNA5, Class M1A, STACR®, 7.30% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(d)(h)	4,940,812	5,086,176
Series 2022-DNA6, Class M1, STACR®, 8.05% (30 Day Average SOFR + 3.70%), 09/25/2042(b)(d)(h)	2,750,000	2,920,516
Series 2022-HQA1, Class M1A, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)(h)	1,321,593	1,333,813
Series 2022-HQA2, Class M1A, STACR®, 7.00% (30 Day Average SOFR + 2.65%), 07/25/2042(b)(d)(h)	1,063,855	1,090,222
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(d)(h)	1,203,203	1,229,374
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(d)(h)	2,775,000	2,916,888
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(h)	1,853,863	1,881,425
Series 2023-DNA2, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 04/25/2043(b)(d)(h)	1,933,896	1,973,628
Series 2023-HQA1, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(d)(h)	4,278,936	4,335,379
	Principal Amount	Value

Series 2023-HQA2, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(d)(h)	$1,001,899	$1,010,189
Series 2023-HQA2, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(d)(h)	2,500,000	2,634,343
Series 2023-HQA3, Class M2, STACR®, 6.20% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(d)(h)	887,516	892,815
Series 2023-HQA3, Class M2, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(d)(h)	6,000,000	6,398,892
Series 2024-DNA2, Class M1, STACR®, 5.55% (30 Day Average SOFR + 1.20%), 05/25/2044(b)(d)(h)	4,815,214	4,833,665
Series 2024-DNA3, Class A1, STACR®, 5.40% (30 Day Average SOFR + 1.05%), 10/25/2044(b)(d)(h)	1,062,500	1,064,731
Series 2024-HQA2, Class M1, STACR®, 5.55% (30 Day Average SOFR + 1.20%), 08/25/2044(b)(d)(h)	2,109,518	2,119,711
Series 2025-DNA1, Class A1, 5.34% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(d)(h)	2,500,000	2,502,861
Total Agency Credit Risk Transfer Notes (Cost $125,361,233)		128,067,123
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.95%
Collateralized Mortgage Obligations-3.75%
Fannie Mae REMICs
4.77% (30 Day Average SOFR + 0.41%), 04/25/2035(b)	225,864	225,748
5.12%, (30 Day Average SOFR + 0.43%), 01/25/45 to 12/25/47(b)	547,309	534,617
4.97% (30 Day Average SOFR + 0.61%), 05/25/2046(b)	187,470	184,804
5.10% (30 Day Average SOFR + 0.41%), 09/25/2047(b)	453,804	447,322
5.45% (30 Day Average SOFR + 1.10%), 07/25/2054(b)	4,777,509	4,779,797
5.71% (30 Day Average SOFR + 1.20%), 07/25/2054(b)	5,000,000	5,011,996
5.40% (30 Day Average SOFR + 1.05%), 10/25/2054(b)	6,854,870	6,838,082
5.50% (30 Day Average SOFR + 1.15%), 01/25/2055(b)	7,418,872	7,405,030
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 6.15% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(d)	2,138,466	2,089,945
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF151, Class AS, 5.04% (30 Day Average SOFR + 0.51%), 12/25/2032(b)	803,152	802,267
Series KF158, Class AS, 5.25% (30 Day Average SOFR + 0.72%), 07/25/2033(b)	4,639,147	4,663,549
Series KF35, Class A, 5.03% (30 Day Average SOFR + 0.50%), 10/25/2025(b)	652,776	652,443
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series KF65, Class A, 5.16% (30 Day Average SOFR + 0.63%), 07/25/2029(b)	$1,454,290	$1,456,600
Series KF81, Class AS, 4.93% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	621,827	621,089
Freddie Mac REMICs
5.15% (30 Day Average SOFR + 0.46%), 09/15/2038(b)	406,396	400,753
5.25% (30 Day Average SOFR + 0.56%), 09/15/2040(b)	353,705	344,847
5.02% (30 Day Average SOFR + 0.61%), 06/15/2041(b)	126,813	125,527
5.12% (30 Day Average SOFR + 0.43%), 08/15/2043(b)	437,141	434,419
4.87% (30 Day Average SOFR + 0.46%), 01/15/2048(b)	2,169,959	2,115,546
5.40% (30 Day Average SOFR + 1.05%), 10/25/2054(b)	7,275,068	7,257,201
		46,391,582
Federal Home Loan Mortgage Corp. (FHLMC)-0.74%
ARM, 6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 06/01/2037(b)	179,971	183,313
ARM, 7.15% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 11/01/2038(b)	204,719	211,310
ARM, 6.79% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2043(b)	170,703	177,024
ARM, 6.94% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(b)	2,881,743	2,981,670
ARM, 4.71% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(b)	2,696,529	2,768,132
ARM, 6.86% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(b)	2,772,051	2,856,977
		9,178,426
Federal National Mortgage Association (FNMA)-0.23%
ARM, 6.64% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(b)	41,370	42,039
ARM, 6.39% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(b)	26,887	27,330
ARM, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.38%), 07/01/2035(b)	419,575	436,069
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
ARM, 7.22% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 10/01/2036(b)	$117,638	$118,844
ARM, 6.50% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 03/01/2037(b)	130,432	132,278
ARM, 6.58% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.56%), 11/01/2037(b)	54,725	55,348
ARM, 6.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(b)	1,987,340	2,048,562
		2,860,470
Government National Mortgage Association (GNMA)-0.23%
ARM, 4.67% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 08/20/2049(b)	2,749,096	2,772,478
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $61,030,865)		61,202,956
	Shares
Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(i)(j) (Cost $7,141,792)	7,141,792	7,141,792
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $1,230,977,736)		1,234,572,792
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.28%
Invesco Private Government Fund, 4.35%(i)(j)(k)	11,247,181	11,247,181
Invesco Private Prime Fund, 4.48%(i)(j)(k)	29,332,288	29,341,088
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,588,269)		40,588,269
TOTAL INVESTMENTS IN SECURITIES-103.07% (Cost $1,271,566,005)		1,275,161,061
OTHER ASSETS LESS LIABILITIES-(3.07)%		(37,960,783)
NET ASSETS-100.00%		$1,237,200,278
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $515,846,871, which represented 41.69% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2025.

(g)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(h)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,381,524	$75,410,472	$(78,650,204)	$-	$-	$7,141,792	$180,268
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,816,702	23,936,347	(25,505,868)	-	-	11,247,181	134,141 *
Invesco Private Prime Fund	32,769,399	57,556,754	(60,985,065)	2,024	(2,024)	29,341,088	355,369 *
Total	$55,967,625	$156,903,573	$(165,141,137)	$2,024	$(2,024)	$47,730,061	$669,778

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025, for each Fund (except for Invesco S&P 500® Downside Hedged ETF). As of January 31, 2025, all of the securities in Invesco S&P 500® Downside Hedged ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$300,283,074	$-	$300,283,074
Money Market Funds	4,654,985	-	-	4,654,985
Total Investments	$4,654,985	$300,283,074	$-	$304,938,059
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,806,520	$-	$-	$61,806,520
Money Market Funds	-	2,015,700	-	2,015,700
Total Investments	$61,806,520	$2,015,700	$-	$63,822,220
Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$53,516,585	$-	$53,516,585
U.S. Treasury Securities	-	98,668	-	98,668
Common Stocks & Other Equity Interests	-	1,186	0	1,186
Money Market Funds	175,929	9,075,507	-	9,251,436
Total Investments in Securities	175,929	62,691,946	0	62,867,875
Other Investments - Assets*
Investments Matured	-	-	0	0
Other Investments - Liabilities*
Futures Contracts	(32,357)	-	-	(32,357)
Total Investments	$143,572	$62,691,946	$0	$62,835,518

	Level 1	Level 2	Level 3	Total
Invesco High Yield Select ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,458,714	$-	$9,458,714
Exchange-Traded Funds	442,050	-	-	442,050
Non-U.S. Dollar Denominated Bonds & Notes	-	97,861	-	97,861
Money Market Funds	369,106	784,336	-	1,153,442
Total Investments in Securities	811,156	10,340,911	-	11,152,067
Other Investments - Assets*
Forward Foreign Currency Contracts	-	165	-	165
Total Investments	$811,156	$10,341,076	$-	$11,152,232
Invesco MSCI EAFE Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,273,694	$80,725,848	$-	$81,999,542
Equity Linked Notes	-	4,057,157	-	4,057,157
Money Market Funds	20,522,997	1,622,117	-	22,145,114
Total Investments	$21,796,691	$86,405,122	$-	$108,201,813
Invesco QQQ Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$120,815,224	$-	$-	$120,815,224
Equity Linked Notes	-	7,504,490	-	7,504,490
Money Market Funds	30,787,095	2,350,562	-	33,137,657
Total Investments	$151,602,319	$9,855,052	$-	$161,457,371
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$81,026,352	$-	$2,090	$81,028,442
Money Market Funds	25,605,901	2,214,086	-	27,819,987
Total Investments in Securities	106,632,253	11,985,735	2,090	108,848,429
Other Investments - Assets
Futures Contracts	266,471	-	-	266,471
Other Investments - Liabilities
Futures Contracts	(173,349)	-	-	(173,349)
Total Other Investments	93,122	-	-	93,122
Total Investments	$106,725,375	$2,214,086	$2,090	$108,941,551
Invesco S&P 500 Equal Weight Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$217,687,533	$-	$15,224	$217,702,757
Equity Linked Notes	-	11,710,455	-	11,710,455
Money Market Funds	47,224,519	18,230,016	-	65,454,535
Total Investments	$264,912,052	$29,940,471	$15,224	$294,867,747
Invesco Short Duration Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,521,223	$-	$7,521,223
U.S. Treasury Securities	-	1,160,517	-	1,160,517
Asset-Backed Securities	-	953,609	-	953,609
Municipal Obligations	-	70,134	-	70,134
Agency Credit Risk Transfer Notes	-	56,613	-	56,613
Preferred Stocks	29,601	-	-	29,601
Money Market Funds	48,565	221,173	-	269,738
Total Investments in Securities	78,166	9,983,269	-	10,061,435
Other Investments - Assets*
Futures Contracts	3,918	-	-	3,918
Other Investments - Liabilities*
Futures Contracts	(868)	-	-	(868)
Total Other Investments	3,050	-	-	3,050
Total Investments	$81,216	$9,983,269	$-	$10,064,485

	Level 1	Level 2	Level 3	Total
Invesco Top QQQ ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,755,209	$-	$-	$14,755,209
Money Market Funds	15,322,470	-	-	15,322,470
Total Investments in Securities	30,077,679	-	-	30,077,679
Other Investments - Liabilities*
Swap Agreements	-	(633,219)	-	(633,219)
Total Investments	$30,077,679	$(633,219)	$-	$29,444,460
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$972,128,821	$3,509,424	$975,638,245
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	565,743,766	-	565,743,766
Asset-Backed Securities	-	382,168,536	-	382,168,536
U.S. Treasury Securities	-	150,297,002	-	150,297,002
Municipal Obligations	-	21,462,915	-	21,462,915
Preferred Stocks	6,184,658	-	-	6,184,658
Agency Credit Risk Transfer Notes	-	4,740,900	-	4,740,900
U.S. Government Sponsored Agency Securities	-	2,388,561	-	2,388,561
Exchange-Traded Funds	554,324	-	-	554,324
Non-U.S. Dollar Denominated Bonds & Notes	-	497,583	-	497,583
Common Stocks & Other Equity Interests	-	-	0	0
Options Purchased	654,719	-	-	654,719
Money Market Funds	-	178,662,408	-	178,662,408
Total Investments in Securities	7,393,701	2,278,090,492	3,509,424	2,288,993,617
Other Investments - Assets*
Futures Contracts	3,083,376	-	-	3,083,376
Investments Matured	-	15,880	-	15,880
	3,083,376	15,880	-	3,099,256
Other Investments - Liabilities*
Futures Contracts	(3,418,844)	-	-	(3,418,844)
Total Other Investments	(335,468)	15,880	-	(319,588)
Total Investments	$7,058,233	$2,278,106,372	$3,509,424	$2,288,674,029
Invesco Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,501,655,877	$-	$1,501,655,877
Commercial Paper	-	533,426,561	-	533,426,561
Asset-Backed Securities	-	334,075,931	-	334,075,931
Certificates of Deposit	-	49,097,861	-	49,097,861
Repurchase Agreements	-	30,000,000	-	30,000,000
Exchange-Traded Funds	7,041,217	-	-	7,041,217
Money Market Funds	-	18,017,997	-	18,017,997
Total Investments	$7,041,217	$2,466,274,227	$-	$2,473,315,444
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$610,356,485	$-	$610,356,485
U.S. Treasury Securities	-	231,063,342	-	231,063,342
Asset-Backed Securities	-	196,741,094	-	196,741,094
Agency Credit Risk Transfer Notes	-	128,067,123	-	128,067,123
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	61,202,956	-	61,202,956
Money Market Funds	7,141,792	40,588,269	-	47,730,061
Total Investments	$7,141,792	$1,268,019,269	$-	$1,275,161,061

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured is shown at value.